VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 56.8%

VALIC Co. I Blue Chip Growth Fund	430	$8,245
VALIC Co. I Dividend Value Fund	2,887,004	31,179,640
VALIC Co. I Large Cap Core Fund	800,788	8,808,665
VALIC Co. I Large Capital Growth Fund	410,087	6,430,158
VALIC Co. I Mid Cap Index Fund	960,063	22,580,688
VALIC Co. I Mid Cap Strategic Growth Fund	647,715	10,033,111
VALIC Co. I Nasdaq-100 Index Fund	1,163,572	16,383,094
VALIC Co. I Science & Technology Fund	968,559	25,134,119
VALIC Co. I Small Cap Index Fund	734,552	13,780,201
VALIC Co. I Small Cap Special Values Fund	620,028	6,907,117
VALIC Co. I Stock Index Fund	1,490,359	58,481,694
VALIC Co. I Value Fund	762,672	13,346,761
VALIC Co. II Capital Appreciation Fund	1,096,261	20,554,902
VALIC Co. II Large Cap Value Fund	1,647,014	34,587,302
VALIC Co. II Mid Cap Growth Fund	939,168	9,598,296
VALIC Co. II Mid Cap Value Fund	1,059,821	21,281,211
VALIC Co. II Small Cap Growth Fund	414,076	8,712,151
VALIC Co. II Small Cap Value Fund	883,769	11,418,301

Total Domestic Equity Investment Companies (cost $321,722,974)		319,225,656

Domestic Fixed Income Investment Companies - 17.1%

VALIC Co. I Capital Conservation Fund	939,477	9,282,032
VALIC Co. I Government Securities Fund	489,207	5,170,916
VALIC Co. I Inflation Protected Fund	1,936,546	21,437,566
VALIC Co. II Core Bond Fund	631,018	7,136,814
VALIC Co. II High Yield Bond Fund	3,084,850	23,845,889
VALIC Co. II Strategic Bond Fund	2,555,264	29,002,243

Total Domestic Fixed Income Investment Companies (cost $94,113,712)		95,875,460

International Equity Investment Companies - 19.8%

VALIC Co. I Emerging Economies Fund	5,285,772	40,753,302
VALIC Co. I Foreign Value Fund	3,116,642	27,831,615
VALIC Co. I International Equities Index Fund	1,843,921	12,428,028
VALIC Co. I International Growth Fund	769,682	8,735,889
VALIC Co. II International Opportunities Fund	1,115,585	21,341,149

Total International Equity Investment Companies (cost $121,440,198)		111,089,983

International Fixed Income Investment Companies - 2.8%

VALIC Co. I International Government Bond Fund (cost $15,551,321)	1,328,788	15,706,274

Real Estate Investment Companies - 3.5%

VALIC Co. I Global Real Estate Fund (cost $19,486,632)	2,499,829	19,998,628

TOTAL INVESTMENTS (cost $572,314,837)	100.0%	561,896,001
Other assets less liabilities	0.0	87,585

NET ASSETS	100.0%	$561,983,586

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$561,896,001	$—	$—	$561,896,001

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - May 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.1%
Aerospace/Defense - 0.4%

TransDigm Group, Inc.†	912	$402,146

Airlines - 1.5%

Southwest Airlines Co.	32,057	1,525,913

Apparel Manufacturers - 0.8%

Deckers Outdoor Corp.†	5,014	762,629

Applications Software - 9.2%

Microsoft Corp.	49,818	6,161,490
salesforce.com, Inc.†	15,020	2,274,178
ServiceNow, Inc.†	2,494	653,254

		9,088,922

Auto/Truck Parts & Equipment-Original - 1.4%

Allison Transmission Holdings, Inc.	33,206	1,374,396

Banks-Super Regional - 0.9%

US Bancorp	17,928	899,986

Building Products-Wood - 1.5%

Masco Corp.	41,671	1,455,151

Cable/Satellite TV - 2.2%

Comcast Corp., Class A	51,753	2,121,873

Chemicals-Diversified - 0.4%

Westlake Chemical Corp.	6,911	395,931

Computer Aided Design - 0.8%

Cadence Design Systems, Inc.†	13,072	830,987

Computer Data Security - 1.6%

Fortinet, Inc.†	21,964	1,591,951

Computer Software - 0.8%

Akamai Technologies, Inc.†	10,630	801,077

Computers - 4.4%

Apple, Inc.	24,507	4,290,440

Computers-Memory Devices - 0.5%

NetApp, Inc.	9,005	533,096

Containers-Paper/Plastic - 1.5%

Berry Global Group, Inc.†	32,293	1,518,417

Distribution/Wholesale - 1.3%

WW Grainger, Inc.	5,050	1,321,535

Drug Delivery Systems - 0.3%

DexCom, Inc.†	2,118	256,913

E-Commerce/Products - 5.6%

Amazon.com, Inc.†	3,086	5,477,866

E-Commerce/Services - 2.5%

Expedia Group, Inc.	13,784	1,585,160
TripAdvisor, Inc.†	19,952	843,371

		2,428,531

Electronic Components-Semiconductors - 3.7%

Broadcom, Inc.	3,636	914,963
Intel Corp.	26,449	1,164,814
Xilinx, Inc.	15,283	1,563,604

		3,643,381

Electronic Forms - 1.2%

Adobe, Inc.†	4,529	1,226,906

Finance-Credit Card - 9.2%

American Express Co.	20,826	2,388,950
Discover Financial Services	13,167	981,600
Mastercard, Inc., Class A	13,182	3,315,141
Visa, Inc., Class A	15,047	2,427,533

		9,113,224

Food-Confectionery - 1.6%

Hershey Co.	12,100	1,596,716

Food-Misc./Diversified - 1.7%

Post Holdings, Inc.†	15,786	1,659,109

Insurance-Multi-line - 1.9%

Allstate Corp.	19,270	1,840,478

Insurance-Property/Casualty - 1.4%

Progressive Corp.	17,130	1,358,066

Internet Content-Entertainment - 3.3%

Facebook, Inc., Class A†	11,540	2,048,004
Twitter, Inc.†	32,951	1,200,734

		3,248,738

Internet Infrastructure Software - 1.1%

F5 Networks, Inc.†	8,492	1,121,623

Internet Security - 1.6%

Palo Alto Networks, Inc.†	7,930	1,587,110

Machinery-Construction & Mining - 1.0%

Caterpillar, Inc.	7,979	955,964

Medical Instruments - 0.6%

Edwards Lifesciences Corp.†	3,484	594,719

Medical Products - 1.2%

Abbott Laboratories	9,671	736,253
Hologic, Inc.†	10,574	465,362

		1,201,615

Medical-Biomedical/Gene - 2.8%

Amgen, Inc.	12,423	2,070,914
Exelixis, Inc.†	33,204	650,466

		2,721,380

Medical-Drugs - 7.4%

AbbVie, Inc.	29,871	2,291,404
Eli Lilly & Co.	19,857	2,302,221
Jazz Pharmaceuticals PLC†	6,555	822,980
Merck & Co., Inc.	23,532	1,863,970

		7,280,575

Non-Hazardous Waste Disposal - 0.6%

Waste Management, Inc.	5,022	549,156

Oil Companies-Exploration & Production - 1.7%

ConocoPhillips	28,862	1,701,704

Radio - 0.7%

Sirius XM Holdings, Inc.#	135,943	721,857

Real Estate Investment Trusts - 2.9%

Equity LifeStyle Properties, Inc.	10,379	1,262,709
Essex Property Trust, Inc.	3,267	953,114
Lamar Advertising Co., Class A	8,032	628,183

		2,844,006

Rental Auto/Equipment - 0.6%

United Rentals, Inc.†	5,600	616,560

Retail-Auto Parts - 2.7%

AutoZone, Inc.†	1,084	1,113,387
O’Reilly Automotive, Inc.†	4,136	1,535,987

		2,649,374

Retail-Discount - 1.5%

Walmart, Inc.	14,994	1,520,991

Retail-Mail Order - 0.7%

Williams-Sonoma, Inc.#	12,105	708,143

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.#	9,913	310,277

Retail-Perfume & Cosmetics - 1.1%

Ulta Beauty, Inc.†	3,194	1,064,816

Semiconductor Equipment - 0.9%

KLA-Tencor Corp.	8,111	836,001

Transport-Rail - 3.6%

Genesee & Wyoming, Inc., Class A†	20,645	1,965,817
Union Pacific Corp.	9,365	1,561,895

		3,527,712

Web Portals/ISP - 4.5%

Alphabet, Inc., Class A†	1,008	1,115,352
Alphabet, Inc., Class C†	2,986	3,295,439

		4,410,791

TOTAL INVESTMENTS
(cost $88,773,143)	99.1%	97,688,752
Other assets less liabilities	0.9	926,662

NET ASSETS	100.0%	$98,615,414

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At May 31, 2019, the Fund had loaned securities with a total value of $1,740,277. This was secured by collateral of $1,729,106 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/11/2019 to 09/19/2019	$70,791
United States Treasury Notes/Bonds	zero coupon to 8.75%	07/31/2019 to 02/15/2049	1,658,315

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$97,688,752	$—	$—	$97,688,752

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 27.6%

VALIC Co. I Dividend Value Fund	1,186,148	$12,810,398
VALIC Co. I Large Cap Core Fund	216,568	2,382,249
VALIC Co. I Large Capital Growth Fund	692	10,851
VALIC Co. I Mid Cap Index Fund	242,426	5,701,858
VALIC Co. I Mid Cap Strategic Growth Fund	115,494	1,788,996
VALIC Co. I Nasdaq-100 Index Fund	351,714	4,952,130
VALIC Co. I Science & Technology Fund	281,464	7,303,993
VALIC Co. I Small Cap Index Fund	200,553	3,762,366
VALIC Co. I Small Cap Special Values Fund	260,655	2,903,698
VALIC Co. I Stock Index Fund	414,742	16,274,462
VALIC Co. I Value Fund	179,900	3,148,251
VALIC Co. II Capital Appreciation Fund	268,561	5,035,526
VALIC Co. II Large Cap Value Fund	453,801	9,529,828
VALIC Co. II Mid Cap Growth Fund	170,377	1,741,250
VALIC Co. II Mid Cap Value Fund	348,541	6,998,700
VALIC Co. II Small Cap Growth Fund	80,930	1,702,774
VALIC Co. II Small Cap Value Fund	139,533	1,802,769

Total Domestic Equity Investment Companies
(cost $90,822,036)		87,850,099

Domestic Fixed Income Investment Companies - 55.1%

VALIC Co. I Capital Conservation Fund	1,737,574	17,167,231
VALIC Co. I Government Securities Fund	811,749	8,580,186
VALIC Co. I Inflation Protected Fund	1,799,288	19,918,118
VALIC Co. II Core Bond Fund	4,661,239	52,718,608
VALIC Co. II High Yield Bond Fund	3,512,380	27,150,697
VALIC Co. II Strategic Bond Fund	4,390,512	49,832,312

Total Domestic Fixed Income Investment Companies
(cost $171,448,135)		175,367,152

International Equity Investment Companies - 9.8%

VALIC Co. I Emerging Economies Fund	1,454,269	11,212,416
VALIC Co. I Foreign Value Fund	1,031,180	9,208,440
VALIC Co. I International Equities Index Fund	222,414	1,499,070
VALIC Co. I International Growth Fund	122,680	1,392,423
VALIC Co. II International Opportunities Fund	407,421	7,793,955

Total International Equity Investment Companies
(cost $33,735,438)		31,106,304

International Fixed Income Investment Companies - 4.9%

VALIC Co. I International Government Bond Fund (cost $15,308,988)	1,307,761	15,457,739

Real Estate Investment Companies - 2.6%

VALIC Co. I Global Real Estate Fund (cost $7,872,568)	1,034,776	8,278,208

TOTAL INVESTMENTS
(cost $319,187,165)	100.0%	318,059,502
Liabilities in excess of other assets	(0.0)	(18,554)

NET ASSETS	100.0%	$318,040,948

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$318,059,502	$—	$—	$318,059,502

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2019 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 4.1%
Diversified Financial Services - 4.1%

American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$ 2,000,000	$2,024,605
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	150,000	152,176
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	167,000	170,827
Americredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	1,000,000	1,012,627
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	850,000	849,454
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	1,332,000	1,350,934
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	2,377,000	2,511,785
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,233,000	1,278,264
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	2,985,000	3,209,736
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	1,050,000	1,066,017
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 3.50% (1 ML+1.00%) due 04/15/2034*(1)	2,500,000	2,495,313
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 3.51% (1 ML+1.07%) due 12/15/2037*(1)	750,000	751,449
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	1,042,000	1,031,812
Carmax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	1,125,000	1,138,898
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	1,000,000	1,025,499
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	1,562,874	1,611,940
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	1,554,000	1,547,699
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	150,000	150,664
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	150,000	155,048
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(3)	1,254,000	1,321,213
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	5,692	5,794
CORE Mtg. Trust FRS Series 2019-CORE, Class A 3.32% (1 ML+0.88%) due 12/15/2031*(1)	3,720,000	3,726,121
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,789,671
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,447,366	1,552,001
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 3.14% (1 ML+0.70%) due 06/15/2034*(1)	300,000	299,245
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	2,256,000	2,253,809
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	500,000	510,349
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	400,000	416,277
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	1,023,000	1,019,712
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	1,000,000	997,736
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	61,011
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	700,000	709,723
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	5,570,000	6,106,639
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	2,354,561	2,328,715
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	2,972,296	3,002,830
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	188,000	191,126
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	1,000,037

Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,384,029
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(3)	4,520,000	4,634,603
MTRO Commercial Mtg. Trust-TECH FRS Series 2019 -TECH, Class A 3.34% (1 ML+0.90%) due 12/15/2033*(1)	2,950,000	2,951,825
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	175,358	174,520
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	1,839,048	1,845,226
Stonemont Portfolio Trust FRS Series 2017-MONT, Class A 3.29% (1 ML+0.85%) due 08/20/2030*(1)	975,110	974,500
Synchrony Credit Card Master Note Trust Series 2016-3, Class B 1.91% due 09/15/2022	1,200,000	1,196,480
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	850,000	849,279
Toyota Auto Receivables Owner Trust Series 2019-B, Class A3 2.57% due 08/15/2023	3,000,000	3,024,408
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	128,175
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	300,000	303,762
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	500,000	515,866

Total Asset Backed Securities (cost $68,710,324)		69,809,429

U.S. CORPORATE BONDS & NOTES - 34.2%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024#	693,000	731,687
Interpublic Group of Cos., Inc. Senior Notes 5.40% due 10/01/2048	973,000	1,036,038

		1,767,725

Aerospace/Defense - 0.3%

BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	3,291,000	3,406,268
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	2,043,000	2,049,581

		5,455,849

Aerospace/Defense-Equipment - 0.0%

Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	459,000	463,590

Agricultural Chemicals - 0.1%

Mosaic Co. Senior Notes 5.63% due 11/15/2043#	912,000	952,304

Airlines - 0.0%

Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(4)	33,263	33,456
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	450,600	459,702

		493,158

Applications Software - 0.1%

CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	679,000	702,765
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	802,000	808,039

		1,510,804

Auto-Cars/Light Trucks - 1.0%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	2,863,000	2,886,992
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	888,000	872,948
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,002,000	999,106
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	3,839,000	3,692,257
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	2,281,000	2,281,257
Hyundai Capital America Senior Notes 3.95% due 02/01/2022*	2,179,000	2,227,223

Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	1,655,000	1,639,633
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	2,199,000	2,276,243

		16,875,659

Auto-Heavy Duty Trucks - 0.1%

Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	1,009,000	1,002,139
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	790,000	805,800

		1,807,939

Auto/Truck Parts & Equipment-Original - 0.1%

Lear Corp. Senior Notes 5.25% due 05/15/2049	1,248,000	1,177,510

Banks-Commercial - 1.3%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	6,768,000	7,241,608
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,610,242
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	3,310,000	4,489,351
SunTrust Bank Senior Notes 3.20% due 04/01/2024	4,872,000	4,963,635
SunTrust Bank Senior Notes 3.50% due 08/02/2022	1,546,000	1,573,949
Webster Financial Corp. Senior Notes 4.10% due 03/25/2029	3,409,000	3,519,625

		23,398,410

Banks-Super Regional - 0.8%

Bank of America NA Senior Notes 3.34% due 01/25/2023	2,872,000	2,925,188
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	10,178,000	10,458,036

		13,383,224

Batteries/Battery Systems - 0.1%

Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	1,090,000	1,092,725
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,150,000	1,161,500

		2,254,225

Beverages-Non-alcoholic - 0.3%

Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*	44,000	45,726
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	2,453,000	2,588,147
PepsiCo., Inc. Senior Notes 2.75% due 04/30/2025	1,819,000	1,840,890

		4,474,763

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	998,000	1,097,485

Brewery - 0.4%

Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	46,000	46,807
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,433,000	1,478,421
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,504,000	1,556,097
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	805,000	799,687
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	2,341,000	2,647,223

		6,528,235

Broadcast Services/Program - 0.2%

Fox Corp. Senior Notes 5.48% due 01/25/2039*	1,291,000	1,469,459
Fox Corp. Senior Notes 5.58% due 01/25/2049*	1,585,000	1,843,677

		3,313,136

Building & Construction Products-Misc. - 0.2%

Owens Corning Senior Notes 4.30% due 07/15/2047	2,615,000	2,202,363
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,100,000	1,134,353

		3,336,716

Building & Construction-Misc. - 0.1%

Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	801,000	841,050

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	773,000	757,540

		1,598,590

Building-Heavy Construction - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	630,000	663,075
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	1,285,000	1,234,050

		1,897,125

Building-Residential/Commercial - 0.1%

Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	1,080,000	1,031,400

Cable/Satellite TV - 1.0%

Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,027,000	1,055,242
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	357,390
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	420,000	428,799
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	802,000	820,045
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	263,000	271,219
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 4.23% (3 ML+1.65%) due 02/01/2024	821,000	824,071
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	1,942,000	2,073,140
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	203,000	207,690
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	904,000	950,635
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	775,000	867,854
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	2,937,000	2,978,336
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	518,000	527,778
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	2,127,000	2,323,668
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	669,000	743,648
CSC Holdings LLC Company Guar. Notes 5.38% due 07/15/2023*	225,000	228,375
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	2,520,000	2,560,950

		17,218,840

Casino Services - 0.1%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026#	1,195,000	1,236,825

Cellular Telecom - 0.5%

Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	5,468,000	5,864,430
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	2,980,000	3,039,600

		8,904,030

Chemicals-Diversified - 0.3%

Dow Chemical Co. Senior Notes 4.80% due 05/15/2049*#	1,527,000	1,531,176
Dow Chemical Co. Senior Notes 5.55% due 11/30/2048*	1,584,000	1,766,949
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	69,000	78,392
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048	1,463,000	1,657,475

		5,033,992

Chemicals-Fibers - 0.0%

Rayonier AM Products, Inc. Company Guar. Notes 5.50% due 06/01/2024*	785,000	633,503

Chemicals-Plastics - 0.0%

Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*	685,000	685,000

Chemicals-Specialty - 0.2%

Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	597,000	594,761
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	1,793,000	1,815,301
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	507,000	684,482

		3,094,544

Coal - 0.1%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	1,454,000	1,432,190

Coatings/Paint - 0.0%

RPM International, Inc. Senior Notes 4.25% due 01/15/2048	150,000	131,829

Commercial Services - 0.1%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,628,000	1,619,960

Commercial Services-Finance - 0.1%

Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	1,387,000	1,380,065

Computer Services - 0.5%

IBM Credit LLC Senior Notes 3.00% due 02/06/2023	6,213,000	6,263,018
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022	1,104,000	1,101,996
International Business Machines Corp. Senior Notes 4.25% due 05/15/2049	855,000	870,341

		8,235,355

Computer Software - 0.1%

Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*#	1,285,000	1,115,020

Computers - 0.3%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	1,282,000	1,294,669
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	2,400,000	2,593,464
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,399,000	1,676,524
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	64,000	69,854

		5,634,511

Computers-Integrated Systems - 0.1%

Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	1,000,000	870,000

Consumer Products-Misc. - 0.1%

Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	975,000	936,000

Containers-Metal/Glass - 0.2%

Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.50% due 01/15/2023	450,000	455,571
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	583,000	655,875
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,126,000	1,134,445
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	1,025,000	1,022,437

		3,268,328

Containers-Paper/Plastic - 0.0%

Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	154,000	158,620

Cosmetics & Toiletries - 0.1%

Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*#	1,365,000	1,310,236
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	734,000	724,825

		2,035,061

Data Processing/Management - 0.0%

Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	495,000	505,603

Diagnostic Equipment - 0.1%

Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	1,190,000	1,109,675

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	1,432,000	1,395,770

Distribution/Wholesale - 0.1%

H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	810,000	803,520
IAA Spinco, Inc. Senior Notes 5.50% due 06/15/2027*	246,000	249,688

		1,053,208

Diversified Banking Institutions - 2.7%

Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,331,000	2,376,600
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	2,194,000	2,271,513
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,297,000	2,368,307
Bank of America Corp. Senior Notes 4.27% due 07/23/2029	1,312,000	1,387,984
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	2,034,000	2,482,727
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	3,922,000	3,903,155
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	2,906,000	3,038,850
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	2,341,000	2,590,250
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,348,000	1,582,496
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	721,000	860,726
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	3,648,000	3,611,703
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	2,237,000	2,248,922
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,479,000	1,460,199
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	2,183,000	2,260,871
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,669,000	3,356,634
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	5,430,000	5,493,536
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	721,000	725,826
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,667,000	4,751,487

		46,771,786

Diversified Financial Services - 0.1%

USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*	1,869,000	1,877,524

Diversified Manufacturing Operations - 0.2%

Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,583,000	1,658,410
Textron, Inc. Senior Notes 3.90% due 09/17/2029	2,387,000	2,442,084

		4,100,494

E-Commerce/Products - 0.1%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	1,050,000	1,239,967

Electric-Distribution - 0.3%

Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	1,667,000	1,776,741
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	3,335,000	3,799,141

		5,575,882

Electric-Generation - 0.0%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	164,000	174,939

Electric-Integrated - 2.1%

AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	806,000	838,527
Appalachian Power Co. Senior Notes 4.50% due 03/01/2049	864,000	948,418
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,734,000	2,002,722
DPL, Inc. Senior Notes 4.35% due 04/15/2029*	1,287,000	1,316,276
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	3,160,000	3,316,760

Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	1,056,000	1,065,815
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	4,350,000	4,744,189
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	2,061,000	2,112,626
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	4,706,000	6,315,411
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	972,000	965,522
Louisville Gas & Electric Co. 1st Mtg. Bonds 4.25% due 04/01/2049	2,736,000	2,965,570
Nevada Power Co. General Refunding Mtg. 2.75% due 04/15/2020	1,356,000	1,359,050
NSTAR Electric Co. Senior Notes 3.25% due 05/15/2029	1,155,000	1,179,582
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	1,696,000	1,805,017
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	1,253,000	1,365,807
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	420,000	451,719
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	2,865,000	3,510,883
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	382,000	387,061

		36,650,955

Electronic Components-Semiconductors - 0.2%

Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	857,000	818,435
Intel Corp. Senior Notes 2.45% due 07/29/2020	2,220,000	2,220,605

		3,039,040

Electronic Measurement Instruments - 0.2%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024	185,000	192,935
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	2,762,000	2,852,817

		3,045,752

Electronic Parts Distribution - 0.2%

Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	1,112,000	1,137,231
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,750,000	1,732,076

		2,869,307

Energy-Alternate Sources - 0.1%

Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,297,000	1,306,727

Enterprise Software/Service - 0.2%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,025,000	1,048,063
Oracle Corp. Senior Notes 2.95% due 11/15/2024	2,669,000	2,712,828

		3,760,891

Finance-Auto Loans - 0.0%

Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	770,000	798,875

Finance-Consumer Loans - 0.4%

Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,080,000	1,020,600
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	621,000	575,977
SLM Corp. Senior Notes 5.63% due 08/01/2033	1,633,000	1,273,740
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,425,000	1,485,135
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	560,000	587,132
Synchrony Financial Senior Notes 4.25% due 08/15/2024	1,522,000	1,553,956
Synchrony Financial Senior Notes 4.38% due 03/19/2024	1,141,000	1,172,499

		7,669,039

Finance-Credit Card - 0.2%

Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	800,000	815,000
American Express Co. Senior Notes 3.40% due 02/22/2024	1,593,000	1,634,405

American Express Co. Senior Notes 4.20% due 11/06/2025	1,080,000	1,158,882

		3,608,287

Finance-Investment Banker/Broker - 0.1%

Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	1,048,000	972,253
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	230,000	23
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	782,000	785,910

		1,758,204

Finance-Mortgage Loan/Banker - 0.1%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,160,000	1,145,732

Finance-Other Services - 0.3%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	5,908,000	5,973,478

Food-Meat Products - 0.2%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	607,000	592,685
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	713,000	755,843
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	1,727,000	1,829,037

		3,177,565

Food-Misc./Diversified - 0.6%

Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	1,312,000	1,378,983
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	1,597,000	1,949,509
General Mills, Inc. Senior Notes 4.70% due 04/17/2048#	809,000	830,950
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,599,000	1,649,125
Mondelez International, Inc. Senior Notes 3.63% due 02/13/2026	2,245,000	2,319,487
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	1,921,000	2,006,765
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	1,025,000	1,033,968

		11,168,787

Food-Retail - 0.1%

Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	802,000	774,090
Kroger Co. Senior Notes 5.40% due 01/15/2049	1,362,000	1,450,775

		2,224,865

Gambling (Non-Hotel) - 0.1%

Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	785,000	789,427
Twin River Worldwide Holdings, Inc. Senior Notes 6.75% due 06/01/2027*	509,000	516,559
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(4)	5,223	288

		1,306,274

Gas-Distribution - 0.2%

NiSource, Inc. Senior Notes 5.65% due 02/01/2045	1,133,000	1,342,956
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,777,000	1,801,224

		3,144,180

Hotels/Motels - 0.1%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	813,000	846,536
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	316,000	323,900
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027#	509,000	511,545

		1,681,981

Independent Power Producers - 0.1%

NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	1,195,000	1,227,083

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc. Senior Notes 4.20% due 03/01/2049#	854,000	935,821

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	1,026,000	1,040,941
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048#	1,080,000	1,159,707

		2,200,648

Insurance-Life/Health - 0.1%

Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	1,564,000	1,245,163
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029	442,000	446,420

		1,691,583

Insurance-Multi-line - 0.1%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	1,022,000	1,212,083

Insurance-Mutual - 0.2%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	908,000	913,362
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	2,825,000	2,811,108

		3,724,470

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	1,634,000	1,654,157
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,045,000	1,052,838

		2,706,995

Insurance-Reinsurance - 0.1%

Reinsurance Group of America, Inc. Senior Notes 3.90% due 05/15/2029	938,000	953,056

Internet Connectivity Services - 0.0%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	800,000	820,000

Internet Content-Entertainment - 0.1%

Netflix, Inc. Senior Notes 4.38% due 11/15/2026#	227,000	220,980
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	1,019,000	1,081,108

		1,302,088

Investment Companies - 0.0%

FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	847,000	855,470

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	1,813,000	1,829,109

Machinery-Construction & Mining - 0.3%

Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	1,231,000	1,235,335
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	898,000	910,550
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023#	1,681,000	1,740,684
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	1,016,000	998,982

		4,885,551

Machinery-Electrical - 0.1%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	2,236,000	2,299,860

Machinery-Farming - 0.6%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,865,000	2,911,811
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	1,338,000	1,338,122
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	3,360,000	3,408,594
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024#	2,199,000	2,281,081
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	974,000	1,017,326

		10,956,934

Machinery-General Industrial - 0.2%

Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	3,166,000	3,336,245

Medical Labs & Testing Services - 0.6%

Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	2,056,000	2,071,419
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	974,000	988,278
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	1,374,000	1,370,565
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	2,427,000	2,388,075
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,795,000	1,792,842
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	1,440,000	1,453,740

		10,064,919

Medical Products - 0.0%

Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	625,000	617,969

Medical-Biomedical/Gene - 0.2%

Celgene Corp. Senior Notes 3.63% due 05/15/2024	1,865,000	1,933,282
Celgene Corp. Senior Notes 4.63% due 05/15/2044	1,087,000	1,188,792

		3,122,074

Medical-Drugs - 0.4%

AbbVie, Inc. Senior Notes 4.45% due 05/14/2046	1,194,000	1,124,015
AbbVie, Inc. Senior Notes 4.88% due 11/14/2048	1,341,000	1,347,396
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	2,258,000	2,310,903
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	1,211,000	1,262,946
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	1,445,000	1,488,385

		7,533,645

Medical-Generic Drugs - 0.2%

Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028#	1,712,000	1,638,981
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	1,183,000	1,144,552

		2,783,533

Medical-HMO - 0.5%

Centene Corp. Senior Notes 4.75% due 01/15/2025	623,000	630,788
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	1,125,000	1,119,375
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	5,989,000	5,957,691
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,040,000	1,091,578

		8,799,432

Medical-Hospitals - 0.2%

HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,926,000	2,068,449
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,325,000	1,382,571
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	550,000	563,027

		4,014,047

Medical-Wholesale Drug Distribution - 0.2%

Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	536,000	550,524
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	2,428,000	2,250,917

		2,801,441

Metal Processors & Fabrication - 0.1%

Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*#	220,000	214,364
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	739,000	755,627

		969,991

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,240,000	1,193,500

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 4.13% due 03/12/2024*#	2,481,000	2,530,618

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	299,000	291,525
Cleveland-Cliffs, Inc. Senior Notes 5.88% due 06/01/2027*	790,000	734,700

		1,026,225

Multimedia - 0.1%

E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	925,000	869,500

Networking Products - 0.3%

Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	5,483,000	5,463,453

Office Supplies & Forms - 0.1%

Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	870,000	948,563

Oil Companies-Exploration & Production - 0.9%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,884,000	2,267,819
Brazos Valley Longhorn LLC Company Guar. Notes 6.88% due 02/01/2025	1,189,000	1,162,247
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	835,000	812,038
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	1,075,000	1,067,153
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*#	1,630,000	937,250
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	1,167,000	1,217,015
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	965,000	757,525
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,511,000	1,461,892
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,165,000	1,132,963
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	1,011,000	1,214,246
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	2,934,000	2,998,098
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	650,000	624,000

		15,652,246

Oil Companies-Integrated - 0.3%

Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,425,000	1,422,969
Chevron Corp. Senior Notes 2.90% due 03/03/2024	4,134,000	4,206,097

		5,629,066

Oil Field Machinery & Equipment - 0.1%

Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	690,000	645,150
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	1,465,000	930,275

		1,575,425

Oil Refining & Marketing - 0.1%

Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,837,000	1,856,549

Oil-Field Services - 0.3%

Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	592,000	606,800
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	950,000	688,750
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	385,000	381,150
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,209,000	547,072
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*#	1,727,000	1,777,404
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	1,174,000	774,840
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,027,000	1,052,675
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 09/01/2027*	283,000	289,014

		6,117,705

Paper & Related Products - 0.4%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	2,649,000	2,807,196
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,700,000	2,806,377
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	765,000	793,868

		6,407,441

Petrochemicals - 0.1%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	1,196,000	1,224,614

Pharmacy Services - 0.5%

Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038*	1,640,000	1,667,842
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048*	749,000	765,175
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	6,127,000	6,127,172

		8,560,189

Pipelines - 1.8%

Antero Midstream Partners LP/Antero Midstream Finance Corp. Senior Notes 5.75% due 03/01/2027*	389,000	391,918
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	1,248,000	1,147,749
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	1,260,000	1,354,500
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	231,000	257,496
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	617,000	618,543
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	1,760,000	1,798,030
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	1,220,000	1,245,647
Energy Transfer Operating LP Company Guar. Notes 4.25% due 03/15/2023#	1,051,000	1,079,700
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	1,412,000	1,480,604
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	1,549,000	1,668,470
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	1,324,000	1,314,361
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	966,000	946,680
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	229,000	192,360
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	900,000	846,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	482,950
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	677,000	699,002
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	981,000	1,208,016
MPLX LP Senior Notes 4.00% due 03/15/2028	1,286,000	1,288,180
MPLX LP Senior Notes 4.13% due 03/01/2027	864,000	875,105
MPLX LP Senior Notes 4.80% due 02/15/2029	100,000	106,354
MPLX LP Senior Notes 5.50% due 02/15/2049	2,053,000	2,186,268
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	1,362,000	1,376,914
Rockies Express Pipeline LLC Senior Notes 4.95% due 07/15/2029*	1,358,000	1,348,065
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	583,000	577,170
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	1,089,000	1,034,550

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,315,000	1,272,262
Western Gas Partners LP Senior Notes 5.50% due 08/15/2048	2,224,000	2,132,976
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	1,291,000	1,407,422

		30,337,292

Poultry - 0.1%

Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,550,000	1,559,222

Publishing-Books - 0.0%

McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*#	950,000	860,938

Radio - 0.1%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,043,000	1,050,510

Real Estate Investment Trusts - 1.2%

American Tower Corp. Senior Notes 4.00% due 06/01/2025	1,571,000	1,634,847
AvalonBay Communities, Inc. Senior Notes 3.30% due 06/01/2029	1,153,000	1,171,340
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	1,986,000	2,016,659
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049#	1,672,000	1,824,728
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,276,000	1,307,900
ERP Operating LP Senior Notes 4.15% due 12/01/2028	1,186,000	1,297,301
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	890,000	892,225
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	119,000	110,373
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	600,000	634,320
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	1,165,000	1,095,100
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,039,000	1,042,896
iStar, Inc. Senior Notes 6.00% due 04/01/2022	289,000	291,890
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	387,000	398,610
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	787,000	777,162
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,206,000	1,224,138
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	1,174,000	1,181,337
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	1,962,000	2,025,066
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,570,000	1,554,300

		20,480,192

Real Estate Management/Services - 0.1%

Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	777,000	794,746
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*#	847,000	777,546

		1,572,292

Real Estate Operations & Development - 0.1%

Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	960,000	952,800
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,200,000	1,194,168

		2,146,968

Rental Auto/Equipment - 0.1%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,145,000	1,001,875
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	835,000	828,737

		1,830,612

Retail-Appliances - 0.1%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,024,000	1,032,960

Retail-Automobile - 0.1%

AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	1,496,000	1,467,942
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	1,110,000	1,115,550

		2,583,492

Retail-Building Products - 0.0%

Home Depot, Inc. Senior Notes 4.50% due 12/06/2048	68,000	76,164

Retail-Discount - 0.3%

Walmart, Inc. Senior Notes 2.55% due 04/11/2023	2,751,000	2,764,523
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	2,390,000	2,450,838

		5,215,361

Retail-Drug Store - 0.1%

Walgreens Boots Alliance, Inc. Senior Notes 4.80% due 11/18/2044	922,000	882,103

Retail-Mail Order - 0.2%

QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	3,970,000	4,041,507

Retail-Pawn Shops - 0.1%

FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	937,000	946,370

Retail-Regional Department Stores - 0.1%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	2,123,000	2,099,255

Retail-Restaurants - 0.4%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,012,000	1,010,735
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	2,072,000	2,054,108
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	1,757,000	1,838,660
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048	1,547,000	1,621,840

		6,525,343

Satellite Telecom - 0.0%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	856,000	854,930

Savings & Loans/Thrifts - 0.3%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,381,000	2,636,027
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	3,000,000	3,046,053

		5,682,080

Security Services - 0.1%

Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	1,102,000	1,081,370
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	653,000	642,797

		1,724,167

Semiconductor Components-Integrated Circuits - 0.1%

QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	1,746,000	1,758,075

Steel-Producers - 0.1%

Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	720,000	704,700
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	453,000	392,072

		1,096,772

Telecommunication Equipment - 0.0%

Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*	565,000	597,488

Telephone-Integrated - 1.0%

AT&T, Inc. Senior Notes 4.35% due 03/01/2029#	1,502,000	1,568,407
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,402,000	4,434,982
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	1,191,000	1,198,034
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	2,834,000	2,924,153
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024#	2,025,000	2,161,687
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	1,357,000	787,060

Frontier Communications Corp. Senior Notes 8.75% due 04/15/2022	1,605,000	1,111,462
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	539,000	570,260
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	2,895,000	3,323,560

		18,079,605

Television - 0.3%

Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	460,000	493,350
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,110,000	1,223,775
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028	2,331,000	2,312,856
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	702,000	705,299
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	118,000	121,062

		4,856,342

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	2,243,000	2,309,433

Transport-Equipment & Leasing - 0.2%

GATX Corp. Senior Notes 4.35% due 02/15/2024	2,525,000	2,657,021
GATX Corp. Senior Notes 4.70% due 04/01/2029	850,000	906,914

		3,563,935

Transport-Marine - 0.1%

Kirby Corp. Senior Notes 4.20% due 03/01/2028	1,223,000	1,247,441

Transport-Rail - 0.1%

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	823,000	881,898
Norfolk Southern Corp. Senior Notes 5.10% due 08/01/2118	1,615,000	1,718,440

		2,600,338

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	2,141,000	2,201,935

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	1,632,000	1,610,838
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	2,063,000	2,128,022

		3,738,860

Water - 0.0%

Aqua America, Inc. Senior Notes 3.57% due 05/01/2029	843,000	859,120

Total U.S. Corporate Bonds & Notes (cost $577,477,008)		589,686,550

FOREIGN CORPORATE BONDS & NOTES - 8.7%
Agricultural Chemicals - 0.2%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	960,000	964,800
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049#	1,542,000	1,614,536
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	883,000	900,660

		3,479,996

Auto/Truck Parts & Equipment-Original - 0.1%

Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*#	1,285,000	1,092,250

Banks-Commercial - 1.1%

AIB Group PLC Senior Notes 4.26% due 04/10/2025*	2,444,000	2,476,421
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	728,000	727,184
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	2,957,000	2,944,259
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,607,000	1,612,249
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	3,095,000	3,277,421
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*#	1,572,000	1,580,960

ING Groep NV Senior Notes 4.63% due 01/06/2026*	763,000	811,387
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	3,412,000	3,241,983
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	1,286,000	1,310,167
United Overseas Bank, Ltd. Sub. Notes 3.75% due 04/15/2029*	1,323,000	1,351,271

		19,333,302

Banks-Special Purpose - 0.2%

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021	3,742,000	3,713,309

Building Societies - 0.1%

Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	1,018,000	958,757

Cable/Satellite TV - 0.3%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	2,190,000	2,141,229
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#	1,865,000	1,717,105
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	901,000	912,263

		4,770,597

Cellular Telecom - 0.3%

Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	214,731
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	1,067,000	1,061,665
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,434,000	1,400,839
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	590,000	609,194
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	1,577,000	1,636,619

		4,923,048

Chemicals-Diversified - 0.1%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	971,000	941,870
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	910,000	839,475

		1,781,345

Computers-Memory Devices - 0.0%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025#	760,000	754,008

Containers-Paper/Plastic - 0.1%

Intertape Polymer Group, Inc. Senior Notes 7.00% due 10/15/2026*	918,000	936,360

Diversified Banking Institutions - 2.0%

BNP Paribas SA Senior Notes 4.71% due 01/10/2025*#	4,674,000	4,905,226
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	1,115,000	1,118,995
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	2,523,000	2,552,353
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	5,975,000	6,118,378
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023	3,959,000	4,069,834
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	2,117,000	2,138,548
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	454,000	456,762
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	2,457,000	2,490,513
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	2,008,000	2,058,503
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	1,016,000	1,028,295
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	269,000	281,914
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	3,539,000	3,219,846
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	1,048,000	1,094,774

UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	2,850,000	2,814,530

		34,348,471

Diversified Financial Services - 0.3%

GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025#	4,995,000	4,936,331

Diversified Manufacturing Operations - 0.3%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.80% due 03/21/2029	2,464,000	2,516,235
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	3,222,000	3,282,947

		5,799,182

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	1,373,000	1,346,298
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 5.13% due 03/15/2023*#	1,145,000	1,156,450

		2,502,748

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 4.88% due 09/21/2038*#	1,040,000	1,112,255
Electricite de France SA Senior Notes 5.00% due 09/21/2048*#	1,433,000	1,539,084

		2,651,339

Electric-Integrated - 0.2%

Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	3,626,000	3,480,298

Food-Meat Products - 0.1%

JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	707,000	722,907
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	893,000	915,325
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. Company Guar. Notes 6.50% due 04/15/2029*	487,000	511,350

		2,149,582

Gambling (Non-Hotel) - 0.0%

Cirsa Finance International SARL Senior Sec. Notes 7.88% due 12/20/2023*	670,000	694,133

Insurance-Life/Health - 0.1%

Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	1,771,000	1,736,563

Insurance-Property/Casualty - 0.1%

Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	2,622,000	2,613,250

Insurance-Reinsurance - 0.1%

RenaissanceRe Holdings, Ltd. Senior Notes 3.60% due 04/15/2029	1,826,000	1,837,603

Machinery-Farming - 0.2%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,664,000	1,646,293
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	1,130,000	1,165,923

		2,812,216

Medical-Drugs - 0.5%

Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,040,000	1,987,725
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	2,291,000	2,320,217
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	3,751,000	3,701,861

		8,009,803

Medical-Generic Drugs - 0.1%

Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	1,316,000	1,324,439

Metal-Copper - 0.0%

First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	308,000	270,116
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	620,000	565,750

		835,866

Metal-Iron - 0.0%

Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	824,000	827,864

Oil & Gas Drilling - 0.1%

Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*#	702,000	607,230
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	1,165,000	1,077,625

		1,684,855

Oil Companies-Exploration & Production - 0.1%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	722,000	943,145
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,039,000	999,726

		1,942,871

Oil Companies-Integrated - 0.6%

BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	5,161,000	5,344,191
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	1,834,000	1,828,292
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	1,964,000	1,902,691
Petro-Canada Senior Notes 5.95% due 05/15/2035	828,000	1,009,114

		10,084,288

Oil-Field Services - 0.0%

KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	229,000	172,895

Paper & Related Products - 0.1%

Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	425,000	423,938
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	679,000	680,697

		1,104,635

Retail-Petroleum Products - 0.1%

eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	955,000	937,094

Satellite Telecom - 0.1%

Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,244,000	1,113,380
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	708,000	763,755

		1,877,135

Security Services - 0.1%

Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	1,080,000	1,031,400

SupraNational Banks - 0.3%

European Investment Bank Senior Notes 1.63% due 08/14/2020	2,698,000	2,682,091
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	1,836,000	1,944,137

		4,626,228

Telephone-Integrated - 0.3%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,376,000	1,420,720
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	2,202,000	2,156,946
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	859,000	884,723

		4,462,389

Transport-Equipment & Leasing - 0.1%

Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	850,000	879,750
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	405,000	420,714

		1,300,464

Transport-Rail - 0.1%

Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021	1,168,000	1,178,057
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	686,000	902,057

		2,080,114

Total Foreign Corporate Bonds & Notes (cost $148,656,151)		149,607,028

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Sovereign - 0.2%

Government of Hong Kong Senior Notes 2.50% due 05/28/2024*	1,369,000	1,384,117

United Mexican States Senior Notes 4.50% due 04/22/2029	1,608,000	1,669,924
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,206,000	1,192,734

		4,246,775

Sovereign Agency - 0.2%

Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	3,032,000	3,016,553

Total Foreign Government Obligations (cost $7,144,097)		7,263,328

U.S. GOVERNMENT AGENCIES - 38.8%
Federal Home Loan Mtg. Corp. - 8.1%

2.50% due 01/01/2028	590,798	594,550
2.50% due 04/01/2028	1,223,685	1,231,462
2.50% due 03/01/2031	754,768	756,313
2.50% due 10/01/2032	4,083,927	4,088,228
3.00% due 08/01/2027	257,962	262,786
3.00% due 10/01/2042	1,335,599	1,350,997
3.00% due 11/01/2042	1,093,093	1,103,666
3.00% due 02/01/2043	1,388,581	1,404,632
3.00% due 04/01/2043	1,557,467	1,573,982
3.00% due 05/01/2043	546,782	553,087
3.00% due 08/01/2043	5,598,363	5,652,987
3.00% due 07/01/2045	9,910,476	10,006,342
3.00% due 10/01/2045	5,914,719	5,971,937
3.00% due 08/01/2046	9,922,401	10,015,346
3.50% due 01/01/2032	4,337,195	4,462,388
3.50% due 03/01/2042	3,777,432	3,884,001
3.50% due 04/01/2042	1,629,162	1,678,281
3.50% due 08/01/2042	1,279,921	1,321,792
3.50% due 09/01/2043	1,236,405	1,279,877
3.50% due 03/01/2045	1,169,143	1,197,956
3.50% due 07/01/2045	7,337,198	7,560,483
3.50% due 08/01/2045	2,139,756	2,212,499
3.50% due 11/01/2045	4,093,010	4,192,001
3.50% due 01/01/2046	2,471,636	2,531,406
3.50% due 03/01/2046	6,209,378	6,359,058
3.50% due 11/01/2047	12,663,750	12,958,235
3.50% due 03/01/2048	9,605,690	9,905,885
4.00% due 03/01/2023	24,123	24,930
4.00% due 09/01/2040	1,250,353	1,301,900
4.00% due 07/01/2044	92,287	95,865
4.00% due 10/01/2045	3,236,675	3,358,978
4.00% due 01/01/2046	682,945	715,590
4.50% due 12/01/2039	490,890	524,274
4.50% due 07/01/2044	1,201,171	1,269,257
4.50% due 05/01/2048	6,537,138	6,860,823
5.00% due 10/01/2033	959	1,031
5.00% due 07/01/2040	541,503	583,676
5.00% due 11/01/2043	2,721,253	2,925,948
5.50% due 11/01/2032	6,884	7,479
5.50% due 07/01/2034	25,831	28,324
5.50% due 02/01/2035	35,086	37,513
5.50% due 07/01/2035	947	1,041
5.50% due 01/01/2036	150,294	165,797
5.50% due 05/01/2037	28,364	31,105
6.00% due 07/01/2035	78,111	85,105
6.00% due 03/01/2040	137,494	154,414
6.50% due 02/01/2036	11,238	12,891
6.50% due 09/01/2036	167	185
6.50% due 05/01/2037	33,733	39,431
Federal Home Loan Mtg. Corp. FRS 4.33% (6 ML+1.49%) due 02/01/2037	133,643	137,750
4.79% (12 ML+1.88%) due 11/01/2037	1,187,718	1,253,450
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	3,646,805	3,711,624
Series 4800, Class KG 3.50% due 11/15/2045(2)	4,000,000	4,098,048
Series 3820, Class DA 4.00% due 11/15/2035(2)	1,383,173	1,388,985
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.36% (6.80%-1 ML) due 09/15/2039(2)(5)(6)	792,686	100,383
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 3.63% (1 ML+1.20%) due 08/25/2029(2)	1,583,642	1,589,359
Series 2015-DNA1, Class M2 4.28% (1 ML+1.85%) due 10/25/2027(2)	688,875	697,845
Series 2014-DN1, Class M2 4.63% (1 ML+2.20%) due 02/25/2024(2)	1,014,677	1,032,249
Series 2014-HQ2, Class M2 4.63% (1 ML+2.20%) due 09/25/2024(2)	2,393,611	2,440,916
Series 2015-HQA1, Class M2 5.08% (1 ML+2.65%) due 03/25/2028(2)	281,028	284,866
Series 2016-HQA1, Class M2 5.18% (1 ML+2.75%) due 09/25/2028(2)	653,100	661,340
Series 2015-HQA2, Class M2 5.23% (1 ML+2.80%) due 05/25/2028(2)	446,669	454,916

		140,187,465

Federal National Mtg. Assoc. - 25.9%

2.50% due 02/01/2028	1,187,557	1,190,386
2.50% due 04/01/2028	321,576	323,413
2.50% due 08/01/2031	13,421,448	13,440,274
2.50% due 01/01/2032	2,340,859	2,341,983
3.00% due 10/01/2027	144,547	147,164
3.00% due 01/01/2028	1,325,993	1,350,061
3.00% due 10/01/2030	2,409,322	2,443,980
3.00% due 10/01/2032	7,575,030	7,686,876
3.00% due 02/01/2033	12,254,306	12,432,091
3.00% due 03/01/2042	2,677,073	2,701,164
3.00% due 12/01/2042	2,434,637	2,456,537
3.00% due 02/01/2043	5,638,485	5,688,991
3.00% due 05/01/2043	2,935,433	2,961,857
3.00% due 05/01/2046	3,511,963	3,543,220
3.00% due 08/01/2046	7,040,378	7,105,129
3.00% due 09/01/2046	1,603,322	1,617,096
3.00% due 04/01/2047	8,308,193	8,372,298
3.00% due 09/01/2048	7,574,039	7,634,852
3.00% due 04/01/2049	5,975,112	5,999,722
3.50% due 08/01/2026	895,305	920,166
3.50% due 09/01/2026	845,755	873,071
3.50% due 08/01/2027	106,142	109,090
3.50% due 10/01/2028	1,942,387	2,002,463
3.50% due 03/01/2033	1,693,957	1,740,996
3.50% due 08/01/2033	4,876,588	5,012,003
3.50% due 12/01/2041	404,006	416,745
3.50% due 03/01/2042	537,514	552,304
3.50% due 08/01/2042	3,727,702	3,837,874
3.50% due 09/01/2042	514,562	528,723
3.50% due 02/01/2043	2,587,748	2,689,932
3.50% due 07/01/2045	1,620,845	1,658,895
3.50% due 08/01/2045	2,160,980	2,230,451
3.50% due 09/01/2045	475,615	486,788
3.50% due 10/01/2045	2,954,917	3,045,343
3.50% due 11/01/2045	6,633,293	6,783,948
3.50% due 12/01/2045	11,776,909	12,053,596
3.50% due 02/01/2046	1,974,200	2,020,577
3.50% due 03/01/2046	9,297,891	9,501,078
3.50% due 07/01/2046	5,946,321	6,144,358
3.50% due 01/01/2047	5,428,313	5,550,779
3.50% due 12/01/2047	15,205,120	15,595,939
3.50% due 04/01/2048	27,895,618	28,603,712
3.50% due 04/01/2049	7,932,977	8,093,242
3.50% due 05/01/2049	14,492,423	14,780,991
4.00% due 11/01/2025	64,683	67,294
4.00% due 03/01/2039	5,975,275	6,220,661
4.00% due 09/01/2040	103,619	107,821
4.00% due 10/01/2040	201,885	210,070
4.00% due 12/01/2040	1,749,699	1,820,744
4.00% due 10/01/2041	1,106,872	1,151,872
4.00% due 11/01/2041	1,144,660	1,191,585
4.00% due 01/01/2043	2,021,278	2,123,263
4.00% due 10/01/2043	2,764,055	2,902,775
4.00% due 10/01/2044	3,547,761	3,682,498
4.00% due 02/01/2045	3,640,208	3,810,571
4.00% due 02/01/2046	2,478,673	2,569,873
4.00% due 06/01/2046	699,152	724,901
4.00% due 01/01/2047	4,223,730	4,379,521
4.00% due 05/01/2047	4,356,607	4,517,218
4.00% due 06/01/2047	5,176,723	5,420,274
4.00% due 07/01/2047	11,682,627	12,113,057
4.00% due 08/01/2047	6,388,822	6,624,008
4.00% due 06/01/2048	12,715,609	13,285,562
4.00% due 09/01/2048	12,214,338	12,643,107
4.00% due 01/01/2049	14,405,248	14,904,640
4.00% due 03/01/2049	17,163,470	17,747,485
4.50% due 10/01/2024	281,848	290,135
4.50% due 03/01/2025	446,677	459,879
4.50% due 02/01/2040	1,034,193	1,112,699
4.50% due 05/01/2040	300,766	322,230
4.50% due 08/01/2045	7,575,678	8,104,214
4.50% due 06/01/2048	12,909,988	13,536,791
4.50% due 10/01/2048	11,779,134	12,299,876
4.50% due 11/01/2048	10,407,875	10,875,368
4.50% due 12/01/2048	18,706,202	19,545,479
5.00% due 03/01/2020	463	474
5.00% due 06/01/2022	28,382	29,130
5.00% due 10/01/2024	159,187	163,207
5.00% due 09/01/2033	511,164	549,107
5.00% due 04/01/2040	283,744	299,440
5.00% due 05/01/2040	572,766	616,859
5.00% due 06/01/2040	2,456,549	2,645,494
5.00% due 07/01/2040	642,159	689,015
5.00% due 02/01/2045	1,489,757	1,611,799
5.50% due 12/01/2029	126,909	135,599
5.50% due 12/01/2033	26,154	28,692
5.50% due 07/01/2037	30,273	33,005
5.50% due 08/01/2037	1,236,764	1,356,128
5.50% due 06/01/2038	144,632	158,246
5.50% due 09/01/2039	475,517	518,076
6.00% due 08/01/2034	22,136	24,842
6.00% due 11/01/2035	24,718	26,851
6.00% due 06/01/2036	50,040	56,148
6.00% due 12/01/2036	87,573	98,271
6.00% due 07/01/2038	424,225	476,033
6.00% due 09/01/2038	233,837	262,391
6.00% due 11/01/2038	136,750	153,475
Federal National Mtg. Assoc. FRS 4.37% (6 ML+1.54%) due 09/01/2035	990,768	1,024,166
4.43% (12 ML+1.57%) due 05/01/2037	216,296	225,520
4.52% (1 Yr USTYCR+2.26%) due 11/01/2036	376,392	395,915
4.57% (12 ML+1.66%) due 07/01/2039	732,460	765,128
4.57% (12 ML+1.82%) due 10/01/2040	236,821	248,374
4.58% (1 Yr USTYCR+2.21%) due 10/01/2035	963,276	1,012,455
4.67% (12 ML+1.83%) due 10/01/2040	535,977	560,559
4.71% (12 ML+1.91%) due 08/01/2035	666,784	702,173
4.71% (12 ML+1.76%) due 05/01/2040	1,009,139	1,059,853

Federal National Mtg. Assoc. REMIC
Series 2017-94, Class DA 3.00% due 06/25/2045(2)	5,353,989	5,444,344
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	4,650,085	4,679,269
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	4,036,906	4,069,877
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	6,583,051	6,589,368
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 4.03% (1 ML+1.60%) due 01/25/2024(2)	78,511	78,627

		446,223,539

Government National Mtg. Assoc. - 4.8%

3.00% due 02/20/2045	5,595,317	5,707,113
3.00% due 05/20/2045	1,380,771	1,403,233
3.00% due 07/20/2045	349,940	355,633
3.00% due 11/20/2045	2,980,359	3,028,857
3.00% due 12/20/2045	2,375,660	2,414,311
3.00% due 05/20/2046	14,970,530	15,218,746
3.00% due 09/20/2047	10,832,932	10,996,308
3.50% due 03/20/2045	1,183,361	1,218,491
3.50% due 07/20/2045	585,587	602,972
3.50% due 03/20/2047	3,887,534	4,002,172
4.00% due 03/20/2044	736,141	771,451
4.00% due 07/20/2045	2,065,538	2,159,108
4.00% due 05/20/2048	25,377,353	26,285,537
4.50% due 05/15/2039	542,887	582,145
4.50% due 04/20/2047	4,873,274	5,106,900
5.00% due 05/15/2034	161,450	174,732
5.00% due 01/15/2040	517,193	560,001
5.50% due 12/15/2039	686,070	754,683
6.00% due 10/15/2039	453,205	491,741
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,700,000	1,624,461

		83,458,595

Total U.S. Government Agencies (cost $664,884,133)		669,869,599

U.S. GOVERNMENT TREASURIES - 9.9%
United States Treasury Bonds - 3.7%

2.50% due 02/15/2045	1,189,000	1,172,558
2.50% due 05/15/2046	1,426,000	1,403,385
2.75% due 08/15/2047#	1,300,000	1,342,656
3.00% due 05/15/2045	595,000	644,297
3.00% due 11/15/2045	3,015,000	3,267,388
3.00% due 05/15/2047	13,750,000	14,905,859
3.00% due 02/15/2049#	10,213,000	11,095,467
3.13% due 11/15/2041	815,000	901,848
3.13% due 02/15/2042	1,908,000	2,109,533
3.13% due 08/15/2044	310,000	342,332
3.38% due 11/15/2048	17,026,000	19,825,979
3.63% due 08/15/2043	476,000	568,708
3.75% due 08/15/2041	37,000	44,933
3.88% due 08/15/2040	140,000	172,862
4.25% due 11/15/2040	713,000	925,675
4.38% due 05/15/2040	2,990,000	3,938,157
4.38% due 05/15/2041	452,000	597,276
4.63% due 02/15/2040	68,000	92,342
5.25% due 11/15/2028	375,000	474,360

		63,825,615

United States Treasury Notes - 6.2%

0.13% due 04/15/2020 TIPS(7)	293,031	290,685
1.63% due 08/31/2022	5,000,000	4,956,055
1.88% due 01/31/2022	2,087,000	2,084,391
2.00% due 11/15/2026	7,000,000	6,974,570
2.25% due 12/31/2024	4,800,000	4,869,563
2.25% due 08/15/2027#	4,202,000	4,252,063
2.25% due 11/15/2027	11,770,000	11,901,493
2.38% due 02/29/2024	7,000,000	7,140,820
2.38% due 05/15/2029	4,202,000	4,288,666
2.50% due 01/31/2024	4,140,000	4,242,691
2.50% due 02/28/2026	10,000,000	10,298,047
2.63% due 06/30/2023	2,100,000	2,157,504
2.63% due 12/31/2023	1,000,000	1,029,805
2.63% due 12/31/2025	3,000,000	3,111,094
2.63% due 02/15/2029#	16,051,000	16,725,017
2.75% due 06/30/2025	773,000	806,094
2.75% due 02/15/2028	1,250,000	1,313,037
2.88% due 04/30/2025	5,600,000	5,876,063
2.88% due 11/30/2025	7,500,000	7,889,648
2.88% due 08/15/2028	3,000,000	3,185,625
3.00% due 10/31/2025	3,300,000	3,494,648

		106,887,579

Total U.S. Government Treasuries (cost $163,350,392)		170,713,194

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.†(4)(9) (cost $1)	79	74,365

PREFERRED SECURITIES - 0.0%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%	22,875	567,071

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 8.38%†#	6,900	93,495

Total Preferred Securities (cost $678,289)		660,566

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.3%
Banks-Commercial - 0.2%

Cooperatieve Rabobank UA 11.00% due 06/30/2019*(8)	$3,004,000	3,019,020

Banks-Money Center - 0.1%

BBVA Bancomer SA 5.13% due 01/18/2033*	1,607,000	1,498,528

Banks-Super Regional - 0.0%

Wells Fargo Capital X 5.95% due 12/01/2086	469,000	542,055

Diversified Banking Institutions - 0.5%

Bank of Nova Scotia 4.65% due 10/12/2022(8)	3,197,000	2,973,210

HSBC Holdings PLC 6.00% due 05/22/2027(8)	1,963,000	1,934,046
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024#(8)	2,087,000	2,201,263
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025#(8)	425,000	445,187
Societe Generale SA 7.88% due 12/18/2023*(8)	993,000	1,027,755

		8,581,461

Electric-Integrated - 0.0%

Dominion Resources, Inc. 5.75% due 10/01/2054	795,000	810,900

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	148,000	15

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	927,000	903,825

Food-Dairy Products - 0.0%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	603,000	639,180

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. 5.63% due 06/15/2043#	1,021,000	1,056,735
Prudential Financial, Inc. 5.70% due 09/15/2048	2,173,000	2,241,602

		3,298,337

Pipelines - 0.2%

EnLink Midstream Partners LP 6.00% due 12/15/2022(8)	926,000	759,320
Enterprise Products Operating LLC 5.25% due 08/16/2077	821,000	751,215
TransCanada Trust 5.30% due 03/15/2077	870,000	811,553
TransCanada Trust 5.63% due 05/20/2075	556,000	544,880

		2,866,968

Total Preferred Securities/Capital Securities (cost $22,338,423)		22,160,289

Total Long-Term Investment Securities (cost $1,653,238,818)		1,679,844,348

SHORT-TERM INVESTMENT SECURITIES - 3.3%
Registered Investment Companies - 3.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(10)	40,773,085	40,773,085
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(10)(11)	16,153,640	16,153,640

Total Short-Term Investment Securities (cost $56,926,725)		56,926,725

TOTAL INVESTMENTS (cost $1,710,165,543)	100.7%	1,736,771,073
Liabilities in excess of other assets	(0.7)	(11,276,232)

NET ASSETS	100.0%	$1,725,494,841

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $265,394,883 representing 15.4% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 1).
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2019.
(7)	Principal amount of security is adjusted for inflation.
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	79	$1	$74,365	$941.33	0.00%

(10)	The rate shown is the 7-day yield as of May 31, 2019.
(11)

At May 31, 2019, the Fund had loaned securities with a total value of $56,129,759. This was secured by collateral of $16,153,640, which was received in cash and subsequently invested in short-term investments currently valued at $16,153,640 as reported in the Portfolio of Investments. Additional collateral of $41,430,648 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Rangee	Maturity Date Range	Value as of May 31, 2019
Federal Home Loan Mtg. Corp.	zero coupon to 15.25%	06/01/2019 to 04/15/2051	$945,167
Federal National Mtg. Assoc.	1.00% to 28.16%	01/01/2020 to 05/25/2059	3,918,070
Government National Mtg. Assoc.	1.50% to 24.90%	06/15/2021 to 05/20/2069	964,581
United States Treasury Bills	0.00%	08/08/2019 to 11/14/2019	531,002
United States Treasury Notes/Bonds	0.13% to 8.75%	07/15/2019 to 11/15/2048	35,071,828

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Securities

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2019 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$69,809,429	$—	$69,809,429
U.S. Corporate Bonds & Notes:
Airlines	—	459,702	33,456	493,158
Finance - Investment Banker/Broker	—	1,758,163	41	1,758,204
Gambling (Non-Hotel)	—	1,305,986	288	1,306,274
Other Industries	—	586,128,914	—	586,128,914
Foreign Corporate Bonds & Notes	—	149,607,028	—	149,607,028
Foreign Government Obligations	—	7,263,328	—	7,263,328
U.S. Government Agencies	—	669,869,599	—	669,869,599
U.S. Government Treasuries	—	170,713,194	—	170,713,194
Common Stocks	—	—	74,365	74,365
Preferred Securities	660,566	—	—	660,566
Preferred Securities/Capital Securities:
Finance - Investment Banker/Broker	—	—	15	15
Other Industries	—	22,160,274	—	22,160,274
Short-Term Investment Securities	56,926,725	—	—	56,926,725

Total Investments at Value	$57,587,291	$1,679,075,617	$108,165	$1,736,771,073

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2019 - (unaudited)

Security Description	Principal Amount/ Shares(13)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.7%
Casino Hotels - 0.1%

Caesars Entertainment Corp. Senior Notes 5.00% due 10/01/2024	$720,000	$1,021,434

Commercial Services-Finance - 0.2%

Cardtronics, Inc. Company Guar. Notes 1.00% due 12/01/2020	1,360,000	1,319,940

Computers-Memory Devices - 0.3%

Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024*	2,015,000	1,723,347

Electronic Components-Semiconductors - 0.1%

Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	317,000	345,691
Microchip Technology, Inc. Junior Sub. Notes 2.25% due 02/15/2037	332,000	360,330

		706,021

Total Convertible Bonds & Notes
(cost $5,727,971)		4,770,742

U.S. CORPORATE BONDS & NOTES - 71.6%
Advertising Services - 0.3%

Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026	1,785,000	1,866,450

Aerospace/Defense-Equipment - 1.1%

TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	6,910,000	7,056,837

Agricultural Chemicals - 0.4%

CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	325,000	278,688
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	1,793,000	1,680,937
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	515,000	458,350

		2,417,975

Applications Software - 0.8%

CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	1,040,000	1,037,400
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	4,215,000	4,246,739

		5,284,139

Auto/Truck Parts & Equipment-Replacement - 0.1%

Adient US LLC Senior Sec. Notes 7.00% due 05/15/2026*	505,000	501,213

Banks-Commercial - 0.5%

CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	880,000	912,578
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	2,170,000	2,256,800

		3,169,378

Banks-Mortgage - 0.4%

Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	3,045,000	2,550,188

Broadcast Services/Program - 0.2%

Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	1,227,000	1,233,135

Building & Construction Products-Misc. - 0.4%

Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	2,465,000	2,491,548

Building Products-Doors & Windows - 0.1%

Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	170,000	162,350
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	270,000	253,800

		416,150

Building-Heavy Construction - 0.4%

Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*#	2,727,000	2,317,950

Building-Residential/Commercial - 2.3%

Beazer Homes USA, Inc. Company Guar. Notes 5.88% due 10/15/2027#	1,560,000	1,275,877
Beazer Homes USA, Inc. Company Guar. Notes 6.75% due 03/15/2025	1,145,000	1,064,850
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,905,000	3,076,453
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	1,750,000	1,710,625
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,332,069
Taylor Morrison Communities, Inc. Company Guar. Notes 6.63% due 05/15/2022	3,215,000	3,310,485
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	1,115,000	1,104,040

		14,874,399

Cable/Satellite TV - 5.2%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 02/15/2023	150,000	151,130
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	3,695,000	3,721,604
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	360,000	366,300
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	3,740,000	3,877,912
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,490,000	1,536,563
CSC Holdings LLC Senior Notes 5.13% due 12/15/2021*	1,730,000	1,725,675
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	1,914,820
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	825,000	838,406
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	7,250,000	7,664,700
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	886,000	1,005,654
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023#	2,345,000	2,192,575
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,120,000	1,006,936
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021#	7,536,000	7,780,920

		33,783,195

Casino Hotels - 2.7%

Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	960,000	969,600
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	4,505,000	4,640,600
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	3,015,000	3,085,702
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	1,890,000	1,907,719
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	2,125,000	2,045,312
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	3,020,000	2,959,600
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	2,050,000	2,009,000

		17,617,533

Casino Services - 0.6%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	2,695,000	2,745,396
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	1,370,000	1,417,950

		4,163,346

Cellular Telecom - 2.5%

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,189,000	4,356,560
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	4,340,000	4,562,425
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	2,125,000	2,247,187
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	4,576,000	4,907,760

		16,073,932

Chemicals-Specialty - 0.4%

Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	2,260,000	2,251,525
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	455,000	455,000

		2,706,525

Coal - 0.4%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. Sec. Notes 12.00% due 11/01/2021†(1)(2)	2,605,000	306,088
Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 11.50% due 04/01/2023*	3,395,000	2,240,700

		2,546,788

Commercial Services-Finance - 0.1%

ACE Cash Express, Inc. Senior Sec. Notes 12.00% due 12/15/2022*	620,000	558,000

Computers-Memory Devices - 0.1%

Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026#	794,000	752,926

Containers-Metal/Glass - 0.3%

Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,675,000	1,687,563

Containers-Paper/Plastic - 2.8%

Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	1,010,000	1,020,504
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	2,760,000	2,808,300
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	3,195,000	3,212,572
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	4,620,000	4,134,900
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,340,000	1,206,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	3,080,000	3,080,616
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	3,080,000	3,100,482

		18,563,374

Cosmetics & Toiletries - 0.5%

Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	4,530,000	2,967,150

Diagnostic Equipment - 1.0%

Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	6,050,000	6,282,925

Disposable Medical Products - 0.6%

Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	3,665,000	3,674,163

Distribution/Wholesale - 0.7%

American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	3,070,000	3,146,750
IAA Spinco, Inc. Senior Notes 5.50% due 06/15/2027*	1,185,000	1,202,763

		4,349,513

Electric-Integrated - 0.8%

AES Corp. Senior Notes 5.13% due 09/01/2027	4,925,000	5,035,812
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†	3,873,748	15,495

		5,051,307

Electronic Components-Semiconductors - 1.4%

Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024#	785,000	800,090
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	2,050,000	2,087,347
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	1,490,000	1,527,101
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026*	4,870,000	4,955,225

		9,369,763

Enterprise Software/Service - 0.7%

Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	4,478,000	4,529,721

Finance-Auto Loans - 0.8%

Ally Financial, Inc. Senior Notes 3.88% due 05/21/2024	3,365,000	3,348,175
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	1,565,000	1,623,687

		4,971,862

Finance-Consumer Loans - 2.9%

Navient Corp. Senior Notes 5.88% due 10/25/2024#	2,816,000	2,816,000
Navient Corp. Senior Notes 6.50% due 06/15/2022	2,629,000	2,734,160
Navient Corp. Senior Notes 7.25% due 09/25/2023	1,460,000	1,532,562
SLM Corp. Senior Notes 5.50% due 01/25/2023	1,707,000	1,702,306
SLM Corp. Senior Notes 5.63% due 08/01/2033#	350,000	273,000

SLM Corp. Senior Notes 6.13% due 03/25/2024	740,000	743,700
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	165,000	172,425
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	485,000	503,188
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,120,000	1,167,264
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	2,710,000	2,841,299
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021#	2,585,000	2,785,337
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	1,845,000	1,967,231

		19,238,472

Finance-Other Services - 1.1%

Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	5,290,000	5,329,675
Vantiv LLC/Vanity Issuer Corp. Company Guar. Notes 4.38% due 11/15/2025*	1,510,000	1,557,474

		6,887,149

Financial Guarantee Insurance - 0.2%

Radian Group, Inc. Senior Notes 4.50% due 10/01/2024	1,610,000	1,601,950

Food-Misc./Diversified - 2.0%

Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	4,710,000	4,610,148
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025	715,000	721,256
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	2,944,260
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,447,200
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	2,405,000	2,398,988
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,253,690

		13,375,542

Funeral Services & Related Items - 0.2%

Service Corp. International Senior Notes 4.63% due 12/15/2027	735,000	736,837
Service Corp. International Senior Notes 5.13% due 06/01/2029	725,000	737,521

		1,474,358

Gambling (Non-Hotel) - 1.7%

Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	4,875,000	4,767,750
Golden Entertainment, Inc. Senior Notes 7.63% due 04/15/2026*	1,630,000	1,628,451
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	4,420,000	4,707,300

		11,103,501

Gas-Distribution - 0.7%

AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	731,000	742,915
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	875,000	896,893
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	2,904,000	3,005,640

		4,645,448

Hotels/Motels - 0.6%

Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	3,856,000	3,805,949

Insurance-Life/Health - 0.1%

CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029	925,000	934,250

Insurance-Multi-line - 1.3%

Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	4,030,000	4,140,825
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024#	260,000	211,250
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,008,450
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021	2,345,000	2,257,062
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021#	539,000	518,788

Genworth Holdings, Inc. Company Guar. Notes 7.70% due 06/15/2020#	86,000	86,043

		8,222,418

Machinery-General Industrial - 0.3%

Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*#	1,665,000	1,731,600

Machinery-Material Handling - 0.4%

Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	2,570,000	2,730,625

Medical Information Systems - 0.6%

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Notes 5.75% due 03/01/2025*	1,890,000	1,823,850
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	1,840,000	1,866,514

		3,690,364

Medical Labs & Testing Services - 0.9%

Catalent Pharma Solutions, Inc. Company Guar. Notes 4.88% due 01/15/2026*	520,000	514,800
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	5,670,000	5,181,643

		5,696,443

Medical-Drugs - 0.0%

Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	20,000	20,994

Medical-Generic Drugs - 0.5%

Teva Pharmaceutical Finance IV LLC Company Guar. Notes 2.25% due 03/18/2020	3,085,000	3,016,667

Medical-Hospitals - 3.1%

CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*#	1,810,000	1,352,613
HCA Healthcare, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,206,250
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	3,520,000	3,672,944
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	5,390,000	5,592,718
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	105,000	109,472
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	1,535,000	1,629,986

HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	905,000	960,431
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,820,000	1,856,400

		20,380,814

Metal Processors & Fabrication - 0.9%

Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*#	3,315,000	3,230,070
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	2,920,000	2,985,700

		6,215,770

Metal Products-Fasteners - 0.4%

TriMas Corp. Company Guar. Notes 4.88% due 10/15/2025*	2,825,000	2,789,688

Metal-Aluminum - 0.3%

Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	1,940,000	1,973,950

Music - 0.7%

WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	555,000	561,938
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	4,278,000	4,336,822

		4,898,760

Non-Hazardous Waste Disposal - 0.2%

Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	1,095,000	1,084,050

Office Automation & Equipment - 1.0%

Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024#	570,000	505,026
Pitney Bowes, Inc. Senior Notes 4.95% due 04/01/2023	2,270,000	2,116,775
Xerox Corp. Senior Notes 4.13% due 03/15/2023	4,060,000	4,009,250

		6,631,051

Oil Companies-Exploration & Production - 6.6%

California Resources Corp. Sec. Notes 8.00% due 12/15/2022*#	1,845,000	1,286,888
Centennial Resource Production LLC Company Guar. Notes 5.38% due 01/15/2026*	1,635,000	1,553,250

Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024#	3,870,000	3,502,350
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 10/01/2026#	2,545,000	2,233,237
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027#	2,650,000	2,345,250
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	425,000	428,082
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,191,700
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 7.75% due 05/15/2026*	640,000	542,400
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	3,615,000	3,533,662
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022#	3,216,000	2,958,720
Matador Resources Co. Company Guar. Notes 5.88% due 09/15/2026	2,400,000	2,376,000
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	2,516,000	2,371,330
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	197,760
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	2,810,000	2,543,050
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020	245,000	247,450
SM Energy Co. Senior Notes 5.00% due 01/15/2024#	3,860,000	3,377,500
SM Energy Co. Senior Notes 5.63% due 06/01/2025	1,100,000	957,000
SM Energy Co. Senior Notes 6.13% due 11/15/2022	365,000	353,138
SM Energy Co. Senior Notes 6.63% due 01/15/2027#	1,275,000	1,122,000
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	4,000,000	2,850,000
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	3,540,000	3,478,050
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	740,000	733,988
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	841,000	853,363
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	970,000	1,069,425

		43,105,593

Oil Refining & Marketing - 0.4%

Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	600,000	606,000
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	375,000	380,625
Sunoco LP/Sunoco Finance Corp. Senior Notes 6.00% due 04/15/2027*	1,900,000	1,930,875

		2,917,500

Pipelines - 4.2%

Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	4,950,000	4,925,250
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	3,005,000	3,110,235
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	1,830,000	1,967,250
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	3,790,000	3,941,600
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	3,605,000	3,899,354
Energy Transfer Operating LP Company Guar. Notes 7.50% due 10/15/2020	1,350,000	1,432,705
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 4.75% due 10/01/2023*	1,980,000	1,989,939
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027*	4,360,000	4,540,722

Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024	1,650,000	1,711,875

		27,518,930

Racetracks - 0.7%

Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	4,555,000	4,463,900

Real Estate Investment Trusts - 0.8%

FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	5,360,000	5,554,300

Rental Auto/Equipment - 1.8%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	2,060,000	2,070,300
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	1,372,000	1,416,590
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	970,000	953,025
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	6,370,000	6,176,352
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,062,156

		11,678,423

Retail-Apparel/Shoe - 0.5%

L Brands, Inc. Company Guar. Notes 5.25% due 02/01/2028#	2,895,000	2,591,025
L Brands, Inc. Company Guar. Notes 6.75% due 07/01/2036	465,000	395,250
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035	205,000	178,350

		3,164,625

Retail-Building Products - 0.3%

Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*#	1,995,000	1,885,913

Retail-Leisure Products - 0.4%

Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*#	2,830,000	2,865,375

Retail-Pet Food & Supplies - 0.3%

PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	2,365,000	2,205,599

Retail-Propane Distribution - 0.6%

Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,323,000	1,170,855
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	2,181,000	1,908,375
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	1,242,000	1,072,778

		4,152,008

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(4)	50,000	0

Security Services - 0.6%

APX Group, Inc. Company Guar. Notes 7.63% due 09/01/2023#	2,155,000	1,724,000
APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022	2,065,000	1,904,963

		3,628,963

Semiconductor Equipment - 0.2%

Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	1,500,000	1,492,500

Steel-Producers - 0.6%

Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	2,170,000	2,145,587
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	917,288
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,130,000	1,150,894

		4,213,769

Telecom Services - 0.3%

Embarq Corp. Senior Notes 8.00% due 06/01/2036	2,240,000	2,077,600

Telephone-Integrated - 1.8%

CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025#	5,880,000	5,688,900
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024#	890,000	950,075
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025	2,690,000	1,526,575
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*#	3,985,000	3,825,600

		11,991,150

Television - 2.2%

Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*		2,490,000	2,501,703
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*		1,060,000	1,087,507
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*		1,015,000	966,889
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*		1,130,000	1,141,300
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*		1,585,000	1,592,925
Sinclair Television Group, Inc. Company Guar. Notes 6.13% due 10/01/2022		600,000	607,500
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*		2,990,000	2,990,000
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022		3,153,000	3,187,525

			14,075,349

Toys - 0.3%

Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*		1,710,000	1, 683,854

Transport-Equipment & Leasing - 0.3%

DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*		675,000	673,313
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*		1,345,000	1,348,362

			2,021,675

Total U.S. Corporate Bonds & Notes
(cost $473,007,660)			466,675,787

FOREIGN CORPORATE BONDS & NOTES - 14.2%
Aerospace/Defense - 1.1%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*		4,605,000	4,476,981
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*		2,755,000	2,643,078

			7,120,059

Auto/Truck Parts & Equipment-Original - 0.5%

Adient Global Holdings, Ltd. Company Guar. Notes 3.50% due 08/15/2024	EUR	2,360,000	2,059,244
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Company Guar. Notes 8.50% due 05/15/2027*		920,000	917,700

			2,976,944

Cable/Satellite TV - 1.3%

Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*		600,000	609,000
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		2,210,000	2,160,783
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		1,320,000	1,215,324
Altice Luxembourg SA Senior Notes 8.00% due 05/15/2027*	EUR	1,680,000	1,860,240
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,415,000	1,476,482
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*		1,285,000	1,252,875

			8,574,704

Cellular Telecom - 0.7%

Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		4,775,000	4,769,031

Containers-Metal/Glass - 1.6%

ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(5)		5,095,000	4,993,100
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*		1,315,000	1,302,113
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*		845,000	879,856
OI European Group BV Company Guar. Notes 4.00% due 03/15/2023*		3,579,000	3,516,368

			10,691,437

Electronic Components-Misc. - 0.5%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,435,000	1,435,000
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*		1,430,000	1,503,288

			2,938,288

Finance-Consumer Loans - 0.5%

goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*		2,885,000	2,997,227

Hazardous Waste Disposal - 0.8%

Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*		5,195,000	5,207,987

Medical-Drugs - 2.3%

Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*		4,875,000	4,899,375
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*		2,035,000	1,982,853
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*		455,000	475,191
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*		445,000	478,931
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*		2,301,000	1,650,967
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*		925,000	615,125
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		3,200,000	2,430,000
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 6.75% due 03/01/2028#		1,350,000	1,213,313
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*		1,236,000	1,239,090

			14,984,845

Metal-Aluminum - 0.5%

Constellium NV Company Guar. Notes 5.88% due 02/15/2026*#		3,240,000	3,191,400

Oil Companies-Exploration & Production - 0.8%

MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		1,680,000	1,482,600
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		2,135,000	2,054,297
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*#		1,190,000	1,062,075
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*#		875,000	874,562

			5,473,534

Retail-Restaurants - 1.1%

1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		7,185,000	7,077,225

Security Services - 0.4%

Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*		2,855,000	2,726,525

Soap & Cleaning Preparation - 0.6%

Diamond BC BV Senior Notes 5.63% due 08/15/2025	EUR	4,595,000	3,798,645

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(1)(3)(4)		925,000	0

Telephone-Integrated - 0.4%

Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*		2,890,000	2,857,343

Television - 0.4%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,808,400

Transport-Equipment & Leasing - 0.7%

Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*#		910,000	902,402
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*		380,000	380,228
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*		2,125,000	2,207,450
Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024		1,140,000	1,094,400

			4,584,480

Total Foreign Corporate Bonds & Notes
(cost $95,884,045)			92,778,074

LOANS(6)(7)(8) - 5.0%
Applications Software - 0.2%

SS&C European Holdings SARL FRS BTL-B4 4.69% (1 ML+2.25%) due 04/16/2025		433,788	430,534
SS&C Technologies, Inc. FRS BTL-B3 4.69% (1 ML+2.25%) due 04/16/2025		618,410	613,772

SS&C Technologies, Inc. FRS BTL-B5 4.69% (1 ML+2.25%) due 04/16/2025	363,145	360,921

		1,405,227

Auto/Truck Parts & Equipment-Original - 0.3%

Panther BF Aggregator 2 LP FRS BTL-B 5.93% (1 ML+3.50%) due 04/30/2026	1,860,000	1,842,949

Building-Residential/Commercial - 0.0%

TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(4)	2,037,810	0

Commercial Services - 0.6%

AVSC Holding Corp. FRS 1st Lien 5.70%-5.74% (1 ML+3.25%) due 03/01/2025	2,923,822	2,843,417
AVSC Holding Corp. FRS 1st Lien 5.85%-5.88% (3 ML+3.25%) due 03/01/2025	1,152,628	1,120,931

		3,964,348

Commercial Services-Finance - 0.2%

Trans Union LLC FRS BTL-B4 4.44% (1 ML+2.00%) due 06/19/2025	1,320,025	1,315,625

Data Processing/Management - 0.5%

Dun & Bradstreet Corp. FRS BTL 7.43% (1 ML+5.00%) due 02/08/2026	3,540,000	3,528,201

E-Commerce/Products - 0.1%

Lands’ End, Inc. FRS BTL-B 5.69% (1 ML+3.25%) due 04/04/2021	785,524	769,224

E-Commerce/Services - 0.3%

Shutterfly, Inc. FRS BTL-B2 4.94% (1 ML+2.50%) due 08/17/2024	2,125,088	2,113,400

Electronic Components-Semiconductors - 0.1%

Microchip Technology, Inc. FRS BTL-B 4.44% (1 ML+2.00%) due 05/29/2025	741,610	738,644

Finance-Credit Card - 0.2%

Blackhawk Network Holdings, Inc. FRS 1st Lien 5.44% (1 ML+3.00%) due 06/15/2025	1,563,188	1,544,950

Food-Flour & Grain - 0.1%

C.H. Guenther & Son, Inc. FRS BTL-B 5.19% (1 ML+2.75%) due 03/31/2025	491,288	486,989

Gambling (Non-Hotel) - 0.5%

Golden Entertainment, Inc. FRS 1st Lien 5.43% (1 ML+3.00%) due 10/21/2024	3,425,750	3,412,903

Industrial Gases - 0.1%

Messer Industries USA, Inc. FRS BTL 5.10% (3 ML+2.50%) due 03/01/2026	575,000	566,016

Insurance Brokers - 0.3%

HUB International, Ltd. FRS BTL-B 5.29% (2 ML+2.75%) due 04/25/2025	4,275	4,162
HUB International, Ltd. FRS BTL-B 5.34% (3 ML+2.75%) due 04/25/2025	1,692,900	1,648,038

		1,652,200

Insurance-Multi-line - 0.1%

Genworth Holdings, Inc. FRS 1st Lien 6.99% (2 ML+4.50%) due 03/07/2023	346,500	349,099

Insurance-Property/Casualty - 0.6%

Asurion LLC FRS BTL-B7 5.44% (1 ML+3.00%) due 11/03/2024	3,672,250	3,652,971

Machinery-General Industrial - 0.2%

Gardner Denver, Inc. FRS BTL-B 5.19% (1 ML+2.75%) due 07/30/2024	923,439	922,631

Medical Labs & Testing Services - 0.2%

Syneos Health, Inc. FRS BTL-B 4.44% (1 ML+2.00%) due 08/01/2024	1,392,517	1,384,684

Soap & Cleaning Preparation - 0.1%

Diamond BC BV FRS BTL 5.54% (2 ML+3.00%) due 09/06/2024	2,163	1,925
Diamond BC BV FRS BTL 5.58% (3 ML+3.00%) due 09/06/2024	852,025	758,302

		760,227

Theaters - 0.3%

Cineworld, Ltd. FRS BTL 4.69% (1 ML+2.25%) due 02/28/2025		2,066,763	2,033,916

Total Loans
(cost $32,771,371)			32,444,204

COMMON STOCKS - 0.1%
Multimedia - 0.0%

Haights Cross Communication, Inc.†(4)(9)		10,439	0

Television - 0.1%

ION Media Networks, Inc.†(4)(9)		616	579,861

Total Common Stocks
(cost $82,165)			579,861

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.4%
Banks-Commercial - 1.1%

Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027#(10)		$600,000	535,500
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(10)	EUR	1,800,000	2,206,930
Banco de Sabadell SA 6.50% due 05/18/2022(10)	EUR	4,400,000	4,642,651

			7,385,081

Diversified Banking Institutions - 1.3%

BNP Paribas SA 7.63% due 03/30/2021*(10)		1,040,000	1,081,600
Credit Agricole SA 8.13% due 12/23/2025*(10)		2,520,000	2,808,792
Credit Suisse Group AG 6.25% due 12/18/2024(10)		4,435,000	4,463,517

			8,353,909

Total Preferred Securities/Capital Securities
(cost $15,872,936)			15,738,990

Total Long-Term Investment Securities
(cost $623,346,148)			612,987,658

SHORT-TERM INVESTMENT SECURITIES - 5.2%
Registered Investment Companies - 5.2%

State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(11)(12) (cost $33,852,703)		33,852,703	33,852,703

REPURCHASE AGREEMENTS - 5.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019 to be repurchased 06/03/2019 in the Amount of $32,237,343 and collateralized by $32,585,000 of United States Treasury Notes, bearing interest at 2.25%, due 04/15/2022 and having an approximate value of $32,883,707 (cost $32,236,000)		$32,236,000	32,236,000

TOTAL INVESTMENTS
(cost $689,434,851)		104.2%	679,076,361
Liabilities in excess of other assets		(4.2)	(27,087,572)

NET ASSETS		100.0%	$651,988,789

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $281,878,994 representing 43.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Company has filed for bankruptcy protection.
(2)	Security in default of interest
(3)	Security in default of interest and principal at maturity.
(4)	Securities classified as Level 3 (see Note 1).
(5)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(6)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(7)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(8)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(9)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Haights Cross Communications, Inc.	08/07/2003	2,983	$23,474
	01/27/2004	4,474	35,211
	06/06/2005	2,982	23,474

		10,439	82,159	$0	$0.00	0.00%

ION Media Networks, Inc.	12/21/2016	616	6	579,861	941.33	0.09

				$579,861		0.09%

(10)	Perpetual maturity - maturity date reflects the next call date.

(11)	The rate shown is the 7-day yield as of May 31, 2019.
(12)

At May 31, 2019, the Fund had loaned securities with a total value of $56,818,713. This was secured by collateral of $33,852,703, which was received in cash and subsequently invested in short-term investments currently valued at $33,852,703 as reported in the Portfolio of Investments. Additional collateral of $24,772,396 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	08/08/2019	$38,852
United States Treasury Notes/Bonds	0.13% to 8.75%	08/15/2019 to 11/15/2048	24,733,544

(13)	Denominated in United States dollars unless otherwise indicated.

BTL - Bank Term Loan

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR - Euro Currency

Index Legend

1  ML -  1 Month USD Libor

2  ML -  2 Month USD Libor

3  ML -  3 Month USD Libor

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver	In Exchange For	Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBA Bank USA	EUR 13,980,000	USD 15,680,080	06/28/2019	$30,516	$—

EUR - Euro Currency

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes	$—	$4,770,742	$—	$4,770,742
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	466,675,787	—	466,675,787
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	92,778,074	—	92,778,074
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	32,444,204	—	32,444,204
Common Stocks			579,861	579,861
Preferred Securities/Capital Securities	—	15,738,990	—	15,738,990
Short-Term Investment Securities	33,852,703	—	—	33,852,703
Repurchase Agreements	—	32,236,000	—	32,236,000

Total Investments at Value	$33,852,703	$644,643,797	$579,861	$679,076,361

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$30,516	$—	$30,516

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - May 31, 2019 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.1%
Australia - 3.8%

Afterpay Touch Group, Ltd.†	258,651	$4,290,232
Ansell, Ltd.	62,512	1,092,300
ARB Corp, Ltd.#	31,278	403,452
ASX, Ltd.	8,484	444,592
AUB Group, Ltd.	114,315	929,290
Bapcor, Ltd.	85,687	353,276
Cleanaway Waste Management, Ltd.	2,413,309	3,726,143
Computershare, Ltd.	43,525	500,981
DuluxGroup, Ltd.	124,611	840,178
Iluka Resources, Ltd.	99,282	668,496
IPH, Ltd.	277,055	1,313,312
Orica, Ltd.	52,930	756,892
Ramsay Health Care, Ltd.	16,536	798,865
Reliance Worldwide Corp., Ltd.#	301,357	766,692
Ridley Corp., Ltd.	546,022	485,486
Sonic Healthcare, Ltd.	58,582	1,061,244
Steadfast Group, Ltd.	219,324	477,046
Technology One, Ltd.	406,977	2,012,405
Webjet, Ltd.	38,384	393,877
WiseTech Global, Ltd.	52,519	881,527

		22,196,286

Austria - 1.3%

CA Immobilien Anlagen AG	134,340	4,989,502
Mayr-Melnhof Karton AG	6,715	836,743
Vienna Insurance Group AG Wiener Versicherung Gruppe	81,336	1,986,884

		7,813,129

Belgium - 0.6%

Fagron	191,118	3,647,534

Bermuda - 3.1%

BW Offshore, Ltd.†	596,945	3,784,583
Cafe de Coral Holdings, Ltd.	776,000	1,905,903
Credicorp, Ltd.	5,361	1,199,792
Dairy Farm International Holdings, Ltd.	245,400	1,876,950
Esprit Holdings, Ltd.†#	289,650	58,079
Geopark, Ltd.†	215,327	3,404,320
Hiscox, Ltd.	129,838	2,688,299
Midland Holdings, Ltd.	2,020,000	370,608
Peace Mark Holdings, Ltd.†(1)	686,000	0
Shangri-La Asia, Ltd.	1,034,000	1,316,686
VTech Holdings, Ltd.	161,049	1,334,035

		17,939,255

Brazil - 2.3%

Anima Holding SA	125,898	609,285
BRF SA†	37,000	261,191
Cia de Saneamento Basico do Estado de Sao Paulo	22,400	252,374
Construtora Tenda SA	598,000	3,113,480
Cyrela Brazil Realty SA Empreendimentos e Participacoes	68,500	304,448
Embraer SA ADR	13,935	267,970
Equatorial Energia SA	14,800	324,933
Fleury SA	58,672	296,055
Gerdau SA (Preference Shares)	82,300	290,906
Instituto Hermes Pardini SA	53,100	234,515
Kroton Educacional SA	105,988	279,289
Linx SA	108,100	946,300
Localiza Rent a Car SA	66,333	643,053
Lojas Americanas SA (Preference Shares)	122,400	503,456
Lojas Renner SA	65,010	729,632
Magazine Luiza SA	5,400	269,728
Multiplan Empreendimentos Imobiliarios SA	148,264	938,564
Notre Dame Intermedica Participacoes SA	42,564	444,737
Rumo SA†	485,600	2,395,855
Suzano SA	63,400	518,323

		13,624,094

Canada - 6.6%

Agnico Eagle Mines, Ltd.#	27,143	1,183,841
ATS Automation Tooling Systems, Inc.†	269,233	4,055,626
Canada Goose Holdings, Inc.†#	61,800	2,081,795
Capital Power Corp.	163,200	3,659,805
Descartes Systems Group, Inc.†	178,097	7,143,118
Dollarama, Inc.	102,329	3,232,040
Enerplus Corp.#	232,200	1,693,912
Entertainment One, Ltd.	793,915	4,391,949
Granite Real Estate Investment Trust	66,593	2,976,386
Quebecor, Inc., Class B	152,100	3,589,812
Seven Generations Energy, Ltd., Class A†	32,371	173,160
SSR Mining, Inc.†	240,000	2,802,012
TMX Group, Ltd.	22,075	1,472,701
TORC Oil & Gas, Ltd.	34,992	106,146

		38,562,303

Cayman Islands - 2.3%

51job, Inc. ADR†	19,031	1,338,831
China Literature, Ltd.†#*	68,800	264,246
China Resources Cement Holdings, Ltd.	3,052,000	2,640,115
CIFI Holdings Group Co., Ltd.	2,244,000	1,337,260
Haitian International Holdings, Ltd.	609,000	1,201,268
Lonking Holdings, Ltd.	8,641,000	2,284,266
Midland IC&I, Ltd.†	1,016,000	23,562
Pacific Textiles Holdings, Ltd.	1,821,000	1,478,830
Shenguan Holdings Group, Ltd.	596,000	28,067
Silicon Motion Technology Corp. ADR	28,863	1,099,969
Stella International Holdings, Ltd.	332,000	550,787
Tingyi Cayman Islands Holding Corp.	850,000	1,379,076

		13,626,277

Chile - 0.2%

Aguas Andinas SA, Class A	750,659	414,191
Compania Cervecerias Unidas SA ADR	24,138	647,140

		1,061,331

China - 0.1%

Yunnan Baiyao Group Co., Ltd.	30,100	337,859

Colombia - 0.1%

Bancolombia SA ADR	8,598	403,848

Czech Republic - 0.1%

Komercni banka AS	13,132	495,387

Denmark - 1.3%

Carlsberg A/S, Class B	6,680	876,702
Demant A/S†	13,699	458,816
Dfds A/S#	9,143	346,442
DSV A/S	8,329	740,738
Jyske Bank A/S	30,730	1,163,678
Royal Unibrew A/S	50,571	3,592,872
Sydbank A/S	14,761	276,591

		7,455,839

Faroe Islands - 0.3%

Bakkafrost P/F	36,812	1,950,255

Finland - 0.5%

Tikkurila Oyj	6,624	106,613
Valmet Oyj	128,249	2,954,927

		3,061,540

France - 3.7%

Alten SA	60,353	6,116,689
Cie Plastic Omnium SA	18,009	413,430
Edenred	9,207	420,455
Elior Group SA*	34,797	409,035
Legrand SA	26,601	1,789,333
LISI	28,755	847,447
Remy Cointreau SA	36,607	5,027,406
SEB SA	7,328	1,195,933
Sodexo SA	9,893	1,136,860
SOITEC†	37,826	3,180,195
Somfy SA	2,944	265,263
Virbac SA†	4,941	930,203

		21,732,249

Germany - 6.1%

Amadeus Fire AG	8,337	1,069,753
Beiersdorf AG	8,857	1,019,602
Brenntag AG	20,198	938,508
CTS Eventim AG & Co. KGaA	65,318	2,931,020
Deutsche Wohnen SE	22,269	1,051,103
Evotec SE†	279,893	6,757,444
Fuchs Petrolub SE (Preference Shares)	44,195	1,723,100
GEA Group AG	76,876	2,099,303
Hella GmbH & Co. KGaA	24,004	1,111,831
Henkel AG & Co. KGaA (Preference Shares)	7,853	717,359
Infineon Technologies AG	25,155	453,751
LEG Immobilien AG	31,038	3,706,739
MTU Aero Engines AG	7,074	1,529,570
Scout24 AG*	10,199	506,761
Symrise AG	46,740	4,380,866
TAG Immobilien AG	235,864	5,533,261

		35,529,971

Greece - 0.2%

Hellenic Telecommunications Organization SA	80,208	1,097,557

Guernsey - 1.0%

Burford Capital, Ltd.	282,882	5,937,430

Hong Kong - 0.8%

China Resources Beer Holdings Co., Ltd.	690,000	3,009,184
Techtronic Industries Co., Ltd.	233,000	1,481,484

		4,490,668

India - 1.6%

Bharat Heavy Electricals, Ltd.	673,738	677,860
CESC, Ltd.	112,332	1,210,593
Dabur India, Ltd.	161,324	925,572
Embassy Office Parks REIT†	109,200	554,687
Federal Bank, Ltd.	1,091,315	1,684,841
Mahindra & Mahindra, Ltd.	69,515	646,482
MOIL, Ltd.	286,075	653,212
PVR, Ltd.	42,720	1,089,763
Shriram Transport Finance Co., Ltd.	77,262	1,292,076
Spencer’s Retail, Ltd.†	36,098	59,124
Tata Global Beverages, Ltd.	225,255	789,198

		9,583,408

Indonesia - 0.9%

Ace Hardware Indonesia Tbk PT	11,725,700	1,424,942
Astra Agro Lestari Tbk PT	756,200	558,729
Indocement Tunggal Prakarsa Tbk PT	943,000	1,399,855
Kalbe Farma Tbk PT	13,533,100	1,331,333
United Tractors Tbk PT	391,200	694,152

		5,409,011

Ireland - 3.2%

Bank of Ireland Group PLC	47,781	254,601
C&C Group PLC	951,016	3,869,693
Dalata Hotel Group PLC	762,066	4,510,190
DCC PLC	18,579	1,564,628
Flutter Entertainment PLC	23,122	1,647,492
Glanbia PLC	119,776	1,993,442
Greencore Group PLC	59,689	155,879
Hibernia REIT PLC	2,355,410	3,592,495
Kerry Group PLC, Class A	10,424	1,204,419

		18,792,839

Israel - 1.3%

Bezeq The Israeli Telecommunication Corp., Ltd.	275,606	169,458
Israel Discount Bank, Ltd., Class A	2,031,507	7,735,766

		7,905,224

Italy - 1.8%

Cerved Group SpA	230,765	2,027,495
Davide Campari-Milano SpA	96,165	938,531
Enav SpA*	189,886	1,027,544
FinecoBank Banca Fineco SpA	113,558	1,173,196
Infrastrutture Wireless Italiane SpA*	62,976	571,116
Italgas SpA	191,097	1,210,573
Reply SpA	57,441	3,693,242

		10,641,697

Japan - 19.5%

ABC-Mart, Inc.	16,300	1,017,115
Aeon Delight Co., Ltd.	13,300	383,141

AEON Financial Service Co., Ltd.	46,200	737,234
Air Water, Inc.	16,900	251,353
Amano Corp.	15,141	393,158
Anritsu Corp.#	317,800	4,998,669
Ariake Japan Co., Ltd.	6,300	404,582
As One Corp.	5,600	502,912
Asante, Inc.	7,600	147,567
Chiba Bank, Ltd.	113,900	541,657
Cosmos Pharmaceutical Corp.#	2,500	394,962
Daifuku Co., Ltd.	119,600	5,948,557
Daikyonishikawa Corp.	14,887	110,517
Daiseki Co., Ltd.	35,600	884,049
Daiwa Securities Group, Inc.	107,200	468,111
Doshisha Co., Ltd.	6,400	100,240
Eiken Chemical Co., Ltd.	20,100	352,201
Ezaki Glico Co., Ltd.	20,400	970,707
Fancl Corp.	198,200	5,327,694
Fuji Seal International, Inc.	74,600	2,583,654
Fujitsu General, Ltd.#	23,500	331,560
GMO Payment Gateway, Inc.	89,500	5,976,617
Hamakyorex Co., Ltd.	6,100	202,071
Heian Ceremony Service Co., Ltd.#	16,300	132,229
Hirose Electric Co., Ltd.	3,900	424,511
Hogy Medical Co., Ltd.	3,600	113,382
Iriso Electronics Co., Ltd.	9,800	441,602
Japan Elevator Service Holdings Co., Ltd.	166,000	3,340,566
Japan Exchange Group, Inc.	6,500	100,250
Japan Meat Co, Ltd.#	11,400	177,263
Japan Pure Chemical Co., Ltd.	1,900	40,752
Jeol, Ltd.	22,600	477,649
JGC Corp.	11,560	152,950
Kakaku.com, Inc.	13,000	261,815
Kansai Paint Co., Ltd.	46,500	875,396
Kikkoman Corp.	11,900	491,237
Kintetsu World Express, Inc.	12,400	161,282
Kobayashi Pharmaceutical Co., Ltd.#	12,300	908,670
Koito Manufacturing Co., Ltd.	29,000	1,336,969
Kusuri no Aoki Holdings Co., Ltd.	48,300	3,076,655
Lion Corp.	48,600	937,267
Matsumotokiyoshi Holdings Co., Ltd.	141,800	4,162,863
Meitec Corp.	16,700	794,422
Milbon Co., Ltd.	13,900	653,957
Miraca Holdings, Inc.	4,400	99,888
Mitsubishi Pencil Co., Ltd.	10,400	184,880
MonotaRO Co., Ltd.#	26,100	553,154
Morinaga & Co., Ltd.	19,800	892,112
Nabtesco Corp.	21,700	539,917
Nakanishi, Inc.	71,500	1,319,203
Net One Systems Co., Ltd.	158,500	4,228,065
NGK Spark Plug Co., Ltd.	37,600	659,282
Nihon Kohden Corp.	23,400	668,446
Nihon Parkerizing Co., Ltd.	47,100	519,849
Nippon Television Holdings, Inc.	27,400	391,754
Nissei ASB Machine Co., Ltd.	10,500	279,154
Nitori Holdings Co., Ltd.	5,100	606,787
NOF Corp.	3,800	136,043
Nohmi Bosai, Ltd.	13,100	247,236
Nomura Research Institute, Ltd.	40,300	1,959,344
NS Solutions Corp.	30,100	934,254
Obara Group, Inc.	5,800	189,513
OBIC Business Consultants Co., Ltd.	16,400	734,684
OBIC Co., Ltd.	75,700	9,088,555
Omron Corp.	9,300	437,061
Park24 Co., Ltd.	16,100	301,046
Persol Holdings Co., Ltd.	203,300	4,291,169
Proto Corp.#	25,500	420,142
Rakuten, Inc.	5,400	55,949
Rinnai Corp.	4,000	260,831
Ryohin Keikaku Co., Ltd.	3,900	704,008
S Foods, Inc.	18,100	605,819
Sagami Rubber Industries Co., Ltd.#	12,200	192,462
San-A Co, Ltd.	3,900	150,347
San-Ai Oil Co., Ltd.	1,600	13,856
Sankyu, Inc.	10,400	524,686
Santen Pharmaceutical Co., Ltd.	91,600	1,311,600
SCSK Corp.	9,000	434,830
Seino Holdings Co., Ltd.	56,400	713,809
Senko Group Holdings Co., Ltd.	42,000	337,616
Seria Co., Ltd.#	18,500	458,372
SG Holdings Co., Ltd.	56,700	1,536,582
Shima Seiki Manufacturing, Ltd.#	8,600	236,054
Shimadzu Corp.	15,800	392,632
Shimamura Co., Ltd.	2,400	182,827
Shimano, Inc.	1,500	229,708
Shizuoka Bank, Ltd.	46,000	361,719
SK Kaken Co., Ltd.	500	218,802
SMS Co., Ltd.	228,600	5,484,933
Sohgo Security Services Co., Ltd.	9,200	443,553
Sony Financial Holdings, Inc.	39,300	866,819
Stanley Electric Co., Ltd.	39,100	889,051
Sundrug Co., Ltd.	25,100	629,514
T Hasegawa Co., Ltd.	8,900	146,930
Taisei Lamick Co, Ltd.	9,900	257,952
Taiyo Yuden Co., Ltd.	94,500	1,728,127
Takasago International Corp.	1,800	50,880
TechnoPro Holdings, Inc.	120,300	6,128,865
Terumo Corp.	32,900	930,034
THK Co., Ltd.	12,700	256,640
Toshiba Plant Systems & Services Corp.	13,100	228,933
TOTO, Ltd.	6,500	241,825
Trancom Co., Ltd.	300	18,103
Unicharm Corp.	52,500	1,566,414
USS Co., Ltd.	102,300	1,934,109
Yamato Holdings Co., Ltd.	72,800	1,469,891
Zojirushi Corp.#	33,700	355,244

		114,321,879

Jersey - 0.5%

boohoo Group PLC†	991,949	2,832,132

Luxembourg - 0.6%

B&M European Value Retail SA	154,325	688,947
Globant SA†	2,282	211,861

Solutions 30 SE†#	285,312	2,825,295

		3,726,103

Malaysia - 0.2%

Genting Bhd	603,100	919,368

Mauritius - 0.2%

MakeMyTrip, Ltd.†#	51,649	1,213,751

Mexico - 0.5%

Arca Continental SAB de CV	59,937	321,112
Concentradora Fibra Danhos SA de CV	308,979	380,415
Genomma Lab Internacional SAB de CV, Class B†#	449,193	377,713
Grupo Aeroportuario del Pacifico SAB de CV, Class B	20,405	199,596
Grupo Aeroportuario del Sureste SAB de CV ADR	2,296	364,100
Grupo Financiero Inbursa SAB de CV, Class O	243,551	323,844
Grupo Lala SAB de CV	236,077	274,638
Mexichem SAB de CV	113,779	237,268
Prologis Property Mexico SA de CV	204,541	398,880

		2,877,566

Netherlands - 1.7%

Aalberts NV	24,419	803,409
ASM International NV	13,394	780,531
Euronext NV*	6,009	427,177
IMCD NV#	61,166	4,972,934
Takeaway.com NV†#*	33,213	2,930,900

		9,914,951

New Zealand - 0.1%

Fletcher Building, Ltd.	90,419	309,707
Freightways, Ltd.	27,268	144,127
Mainfreight, Ltd.	6,799	170,634

		624,468

Norway - 2.6%

Aker Solutions ASA†	141,495	560,776
Leroy Seafood Group ASA	466,230	3,193,802
Mowi ASA	21,429	496,878
Norway Royal Salmon ASA	62,893	1,422,682
Scatec Solar ASA*	392,191	3,799,751
TGS NOPEC Geophysical Co. ASA#	112,707	2,819,777
Tomra Systems ASA#	102,445	3,077,915

		15,371,581

Philippines - 0.2%

Metropolitan Bank & Trust Co.	1,069,550	1,470,578

Portugal - 0.7%

Galp Energia SGPS SA	19,285	289,581
NOS SGPS SA	626,489	3,951,877

		4,241,458

Singapore - 1.0%

Ascendas India Trust	1,494,900	1,414,015
City Developments, Ltd.	231,600	1,385,953
Singapore Technologies Engineering, Ltd.	574,100	1,634,149
Venture Corp., Ltd.	131,963	1,444,201

		5,878,318

South Africa - 0.2%

AVI, Ltd.	184,300	1,134,822

South Korea - 1.6%

Dentium Co., Ltd.#	35,560	2,047,183
Doosan Bobcat, Inc.	49,619	1,402,590
Douzone Bizon Co., Ltd.	38,406	2,109,387
Lock&Lock Co., Ltd.	23,829	304,651
LS Industrial Systems Co., Ltd.	31,673	1,285,333
Orion Corp.	15,174	1,093,726
Samsung Fire & Marine Insurance Co., Ltd.	4,118	936,223
TK Corp.	38,780	323,145

		9,502,238

Spain - 2.0%

Aena SME SA*	2,882	530,036
Amadeus IT Group SA	75,289	5,737,376
Cellnex Telecom SA*	67,838	2,382,587
CEMEX Latam Holdings SA†	87,559	119,233
CIE Automotive SA	89,944	2,170,197
Viscofan SA#	11,085	575,127

		11,514,556

Sweden - 1.9%

Essity AB, Class B	51,150	1,501,516
Evolution Gaming Group AB*	424,595	8,063,518
Saab AB, Series B	11,313	321,256
Swedish Match AB	21,859	987,325
Thule Group AB*	25,746	586,916

		11,460,531

Switzerland - 2.2%

Coca-Cola HBC AG	14,532	524,705
DKSH Holding AG	2,312	141,413
Dufry AG	5,109	418,043
Geberit AG	1,661	731,447
Julius Baer Group, Ltd.	17,703	699,419
Kardex AG	2,658	409,079
Logitech International SA	91,991	3,350,878
Lonza Group AG	1,353	415,587
Sika AG	23,414	3,475,453
Sonova Holding AG	6,084	1,353,184
Temenos AG	4,738	822,944
VAT Group AG#*	3,789	408,102

		12,750,254

Taiwan - 1.9%

Advantech Co., Ltd.	91,256	763,034
E.Sun Financial Holding Co., Ltd.	2,586,194	2,238,116
Makalot Industrial Co., Ltd.	698,000	4,570,088
PChome Online, Inc.†	230,932	881,312
Tripod Technology Corp.	110,000	347,764
Voltronic Power Technology Corp.	81,950	1,525,923

Yuanta Financial Holding Co., Ltd.	1,640,807	919,607

		11,245,844

Thailand - 0.2%

AEON Thana Sinsap Thailand PCL	125,300	815,603
PTT Global Chemical PCL	292,800	562,054

		1,377,657

United Kingdom - 15.0%

Abcam PLC	340,429	6,125,708
Admiral Group PLC	16,106	420,349
Ashtead Group PLC	23,673	555,811
Auto Trader Group PLC*	235,637	1,787,010
Babcock International Group PLC	70,286	398,831
Beazley PLC	592,866	4,182,383
Bellway PLC	7,544	261,641
Britvic PLC	33,052	371,719
Bunzl PLC	82,303	2,202,792
Burberry Group PLC	28,975	621,958
Cairn Energy PLC†	117,853	234,806
Clinigen Group PLC	178,492	2,277,571
Coats Group PLC	3,510,643	3,445,231
Cobham PLC†	248,743	313,998
Compass Group PLC	126,706	2,866,976
Countryside Properties PLC*	626,022	2,396,790
Croda International PLC	80,985	5,197,556
Dechra Pharmaceuticals PLC	84,710	2,919,171
Drax Group PLC	701,480	2,608,505
Elementis PLC	43,420	79,515
EMIS Group PLC	24,666	371,528
Essentra PLC	191,420	981,371
Fevertree Drinks PLC	141,449	4,753,079
Forterra PLC*	39,054	143,575
Future PLC	154,225	2,178,069
GB Group PLC	364,582	2,856,625
Greggs PLC	70,438	1,937,747
Halma PLC	62,842	1,440,842
Hargreaves Lansdown PLC	38,839	1,108,766
Howden Joinery Group PLC	94,169	598,628
Ibstock PLC*	842,298	2,536,599
IG Group Holdings PLC	62,620	433,547
IMI PLC	44,164	504,261
Intertek Group PLC	31,789	2,131,689
Just Eat PLC†	309,743	2,349,925
Keywords Studios PLC	229,670	4,984,002
Meggitt PLC	74,764	464,151
Merlin Entertainments PLC*	154,482	739,237
Moneysupermarket.com Group PLC	303,552	1,405,681
PZ Cussons PLC	18,374	47,095
Rathbone Brothers PLC	42,844	1,163,189
Rightmove PLC	365,451	2,675,329
Rotork PLC	714,376	2,597,222
Schroders PLC	55,734	2,060,088
Shaftesbury PLC	45,076	469,154
Smart Metering Systems PLC	187,836	1,173,894
Smith & Nephew PLC	90,134	1,892,577
Spectris PLC	15,421	484,640
Spirax-Sarco Engineering PLC	12,643	1,334,141
Stagecoach Group PLC	118,761	187,326
Tate & Lyle PLC	22,176	202,621
TechnipFMC PLC	22,762	472,212
UNITE Group PLC	93,096	1,114,682
Weir Group PLC	17,995	333,292
Whitbread PLC	14,170	830,100

		88,225,205

United States - 0.1%

Autoliv, Inc. SDR	3,663	225,806
Gran Tierra Energy, Inc.†#	113,127	220,127

		445,933

Total Long-Term Investment Securities
(cost $487,686,214)		564,344,184

SHORT-TERM INVESTMENT SECURITIES - 3.5%
Registered Investment Companies - 2.5%

State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(2)(3)	14,524,749	14,524,749
U.S. Government Agencies - 1.0%

Federal Home Loan Bank Disc. Notes 2.28% due 06/03/2019	$5,939,000	5,939,000

Total Short-Term Investment Securities
(cost $20,463,007)		20,463,749

REPURCHASE AGREEMENTS - 2.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $11,777,491 and collateralized by $11,635,000 of United States Treasury Notes, bearing interest at 0.13%, due 04/15/2022 and having an approximate value of $12,017,605 (cost $11,777,000)	11,777,000	11,777,000

TOTAL INVESTMENTS
(cost $519,926,221)	101.6%	596,584,933
Liabilities in excess of other assets	(1.6)	(9,670,118)

NET ASSETS	100.0%	$586,914,815

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $29,510,900 representing 5.0% of net assets.

(1)	Securities classified as Level 3 (See Note 1).

(2)	The rate shown is the 7-day yield as of May 31, 2019.
(3)

At May 31, 2019, the Fund had loaned securities with a total value of $30,035,066. This was secured by collateral of $14,524,749, which was received in cash and subsequently invested in short-term investments currently valued at $14,524,749 as reported in the Portfolio of Investments. Additional collateral of $17,357,032 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/11/2019 to 09/26/2019	$511,199
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	16,845,833

ADR	- American Depositary Receipt
SDR	- Swedish Depositary Receipt

Industry Allocation*
Real Estate Operations & Development	3.6%
Banks-Commercial	2.9
E-Commerce/Services	2.7
Machinery-General Industrial	2.6
Registered Investment Companies	2.5
Computers-Integrated Systems	2.5
Cosmetics & Toiletries	2.1
Repurchase Agreements	2.0
Electronic Components-Misc.	2.0
Beverages-Wine/Spirits	1.9
Chemicals-Diversified	1.8
Applications Software	1.8
Commercial Services	1.8
Apparel Manufacturers	1.8
Gambling (Non-Hotel)	1.7
Real Estate Investment Trusts	1.7
Computer Services	1.5
Insurance-Property/Casualty	1.5
Retail-Drug Store	1.4
Chemicals-Specialty	1.4
Auto/Truck Parts & Equipment-Original	1.4
Hotels/Motels	1.3
Medical Labs & Testing Services	1.3
Medical-Drugs	1.3
Brewery	1.3
Finance-Commercial	1.2
Engineering/R&D Services	1.1
Food-Retail	1.1
Fisheries	1.1
Beverages-Non-alcoholic	1.1
Building Products-Cement	1.1
Medical-Biomedical/Gene	1.1
Electric-Generation	1.0
Commercial Services-Finance	1.0
Machinery-Material Handling	1.0
U.S. Government Agencies	1.0
Transactional Software	1.0
Oil Companies-Exploration & Production	0.9
Food-Misc./Diversified	0.9
Human Resources	0.9
Retail-Discount	0.9
Investment Management/Advisor Services	0.9
Textile-Products	0.9
Finance-Credit Card	0.8
Consulting Services	0.8
Transport-Services	0.8
Building & Construction Products-Misc.	0.8
Medical Products	0.8
Electronic Components-Semiconductors	0.8
Hazardous Waste Disposal	0.8
Food-Catering	0.8
Transport-Marine	0.8
Containers-Paper/Plastic	0.7
Motion Pictures & Services	0.7
Cable/Satellite TV	0.7
Oil-Field Services	0.7
Veterinary Products	0.7
Energy-Alternate Sources	0.7
Airport Development/Maintenance	0.7
E-Services/Consulting	0.6
Machinery-Construction & Mining	0.6
Multimedia	0.6
Leisure Products	0.6
Power Converter/Supply Equipment	0.6
Computers-Periphery Equipment	0.6
Food-Confectionery	0.6
Finance-Other Services	0.6
Dental Supplies & Equipment	0.5
Diversified Financial Services	0.5
Recycling	0.5
Distribution/Wholesale	0.5
Precious Metals	0.5
Aerospace/Defense	0.5
Retail-Misc./Diversified	0.5
Building-Residential/Commercial	0.4
Instruments-Controls	0.4
Transport-Rail	0.4
Satellite Telecom	0.4
Drug Delivery Systems	0.4
Publishing-Periodicals	0.4
Computer Software	0.3
Electric Products-Misc.	0.3
Coatings/Paint	0.3
Internet Financial Services	0.3
Retail-Apparel/Shoe	0.3
Insurance-Multi-line	0.3
Retail-Automobile	0.3
Retail-Restaurants	0.3
Enterprise Software/Service	0.3
Oil Refining & Marketing	0.3
Medical Instruments	0.3
Appliances	0.3
Metal Processors & Fabrication	0.3
Machine Tools & Related Products	0.3
Real Estate Management/Services	0.3
Insurance Brokers	0.3
Electronic Measurement Instruments	0.2
E-Marketing/Info	0.2
Food-Flour & Grain	0.2
Audio/Video Products	0.2
Diversified Manufacturing Operations	0.2
Rubber/Plastic Products	0.2
Telephone-Integrated	0.2
Transport-Truck	0.2
Electric-Integrated	0.2
Gas-Distribution	0.2
Industrial Automated/Robotic	0.2
Rental Auto/Equipment	0.2
Gold Mining	0.2
Aerospace/Defense-Equipment	0.2
Diversified Operations	0.2
Theaters	0.2
MRI/Medical Diagnostic Imaging	0.2
Building-Maintenance & Services	0.2
Casino Hotels	0.2
Insurance-Life/Health	0.2
Electronic Connectors	0.2
Tobacco	0.1
Food-Meat Products	0.1
Schools	0.1
Web Portals/ISP	0.1
E-Commerce/Products	0.1
Finance-Consumer Loans	0.1
Medical-Hospitals	0.1
Semiconductor Equipment	0.1
Computers	0.1
Explosives	0.1
Resorts/Theme Parks	0.1
Soap & Cleaning Preparation	0.1
Internet Content-Information/News	0.1
Diversified Minerals	0.1
Water	0.1
Metal-Iron	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Home Furnishings	0.1

Home Furnishings	0.1
Building-Heavy Construction	0.1
Agricultural Operations	0.1
Footwear & Related Apparel	0.1
Paper & Related Products	0.1
Instruments-Scientific	0.1
Finance-Investment Banker/Broker	0.1
Medical-HMO	0.1
Security Services	0.1
Miscellaneous Manufacturing	0.1
Television	0.1
Medical Information Systems	0.1
Retail-Auto Parts	0.1
Circuit Boards	0.1
Therapeutics	0.1
Machinery-Pumps	0.1
Electric-Distribution	0.1
Consumer Products-Misc.	0.1
Steel-Producers	0.1
Machinery-Thermal Process	0.1

101.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$4,604,112	$13,335,143	**	$0	$17,939,255
Other Countries	58,273,308	488,131,621	**	—	546,404,929
Short Term Investment Securities:
Registered Investment Companies	14,524,749	—		—	14,524,749
U.S. Government Agencies	—	5,939,000		—	5,939,000
Repurchase Agreements	—	11,777,000		—	11,777,000

Total Investments at Value	$77,402,169	$519,182,764		$0	$596,584,933

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.7%
Advertising Agencies - 0.7%

Omnicom Group, Inc.	24,984	$1,932,762

Aerospace/Defense-Equipment - 2.7%

Harris Corp.	13,656	2,556,267
United Technologies Corp.	36,011	4,548,189

		7,104,456

Agricultural Chemicals - 2.5%

CF Industries Holdings, Inc.	102,600	4,128,624
Mosaic Co.	84,886	1,822,503
Nutrien, Ltd.	13,934	679,143

		6,630,270

Agricultural Operations - 0.4%

Archer-Daniels-Midland Co.	27,811	1,065,718

Airlines - 0.7%

Delta Air Lines, Inc.	36,924	1,901,586

Apparel Manufacturers - 0.4%

PVH Corp.	13,415	1,142,824

Auto-Cars/Light Trucks - 0.7%

General Motors Co.	52,580	1,753,017

Auto/Truck Parts & Equipment-Original - 0.3%

Aptiv PLC	11,108	711,356

Banks-Commercial - 1.6%

BB&T Corp.	23,062	1,078,148
Citizens Financial Group, Inc.	39,988	1,302,809
M&T Bank Corp.	10,891	1,738,204

		4,119,161

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp.	20,359	869,126

Banks-Super Regional - 4.1%

PNC Financial Services Group, Inc.	9,277	1,180,591
US Bancorp	106,621	5,352,374
Wells Fargo & Co.	98,033	4,349,724

		10,882,689

Beverages-Non-alcoholic - 1.5%

PepsiCo, Inc.	30,337	3,883,136

Broadcast Services/Program - 0.5%

Fox Corp., Class B	37,592	1,304,818

Building Products-Cement - 2.9%

Martin Marietta Materials, Inc.	18,263	3,844,361
Vulcan Materials Co.	30,578	3,819,498

		7,663,859

Building-Residential/Commercial - 0.7%

Lennar Corp., Class A	37,825	1,878,389

Cable/Satellite TV - 0.7%

Comcast Corp., Class A	46,938	1,924,458

Cellular Telecom - 0.4%

Vodafone Group PLC ADR	64,413	1,044,135

Chemicals-Diversified - 0.9%
Dow, Inc.	31,946	1,493,795
DuPont de Nemours, Inc.	32,131	980,638

		2,474,433

Commercial Services - 0.5%

Quanta Services, Inc.	37,458	1,302,040

Commercial Services-Finance - 0.4%

Total System Services, Inc.	9,376	1,158,217

Computer Data Security - 0.3%

Check Point Software Technologies, Ltd.†	5,846	644,697

Computer Services - 1.8%

Cognizant Technology Solutions Corp., Class A	18,939	1,172,892
International Business Machines Corp.	27,360	3,474,447

		4,647,339

Computer Software - 0.9%

Citrix Systems, Inc.	11,001	1,035,414
Teradata Corp.†	39,451	1,354,747

		2,390,161

Containers-Metal/Glass - 0.5%

Crown Holdings, Inc.†	25,095	1,391,016

Cosmetics & Toiletries - 2.9%

Colgate-Palmolive Co.	57,632	4,012,340
Procter & Gamble Co.	16,885	1,737,635
Unilever PLC ADR	31,501	1,918,726

		7,668,701

Data Processing/Management - 0.6%

First Data Corp., Class A†	29,703	755,050
Fiserv, Inc.†#	8,784	754,194

		1,509,244

Diversified Banking Institutions - 10.0%

Bank of America Corp.	218,689	5,817,127
Citigroup, Inc.	123,314	7,663,965
Goldman Sachs Group, Inc.	10,994	2,006,295
JPMorgan Chase & Co.	81,461	8,631,608
Morgan Stanley	56,718	2,307,856

		26,426,851

Diversified Manufacturing Operations - 0.8%

Carlisle Cos., Inc.	5,919	789,062
General Electric Co.	135,338	1,277,591

		2,066,653

Electric-Integrated - 2.1%

Entergy Corp.	16,350	1,587,094
Evergy, Inc.	37,462	2,178,041
PPL Corp.	55,660	1,656,442

		5,421,577

Electronic Components-Semiconductors - 1.7%

Broadcom, Inc.	8,184	2,059,422
Microchip Technology, Inc.#	13,460	1,077,204
Texas Instruments, Inc.	14,121	1,472,961

		4,609,587

Enterprise Software/Service - 1.3%

Oracle Corp.	69,903	3,537,092

Finance-Credit Card - 1.1%

American Express Co.	8,411	964,826
Capital One Financial Corp.	10,883	934,523
Discover Financial Services	13,825	1,030,654

		2,930,003

Food-Misc./Diversified - 2.1%

Conagra Brands, Inc.	172,967	4,630,327

Mondelez International, Inc., Class A	19,071	969,760

		5,600,087

Gold Mining - 0.7%

Newmont Goldcorp Corp.	58,962	1,951,053

Instruments-Controls - 2.0%

Honeywell International, Inc.	32,220	5,294,068

Insurance-Multi-line - 6.6%

Assurant, Inc.	28,358	2,834,666
Chubb, Ltd.	16,200	2,366,334
Hartford Financial Services Group, Inc.	172,098	9,062,681
Voya Financial, Inc.	64,863	3,303,472

		17,567,153

Insurance-Property/Casualty - 4.2%

Berkshire Hathaway, Inc., Class B†	55,976	11,050,782

Insurance-Reinsurance - 0.7%

RenaissanceRe Holdings, Ltd.	10,648	1,857,437

Internet Security - 0.4%

Palo Alto Networks, Inc.†	4,806	961,873

Investment Management/Advisor Services - 1.8%

Ameriprise Financial, Inc.	16,873	2,332,355
LPL Financial Holdings, Inc.	11,975	960,635
Raymond James Financial, Inc.	17,161	1,417,155

		4,710,145

Medical Instruments - 2.5%

Boston Scientific Corp.†	38,511	1,479,208
Medtronic PLC	55,254	5,115,415

		6,594,623

Medical Labs & Testing Services - 0.7%

Laboratory Corp. of America Holdings†	11,786	1,916,521

Medical-Biomedical/Gene - 0.5%
Gilead Sciences, Inc.	22,749	1,416,125

Medical-Drugs - 4.6%

Bristol-Myers Squibb Co.	20,917	949,004
Johnson & Johnson	9,582	1,256,679
Merck & Co., Inc.	63,058	4,994,824
Novartis AG ADR	11,749	1,006,184
Pfizer, Inc.	95,893	3,981,478

		12,188,169

Medical-HMO - 1.0%

Anthem, Inc.	4,379	1,217,274
Humana, Inc.	5,818	1,424,596

		2,641,870

Metal-Copper - 0.4%

Freeport-McMoRan, Inc.	103,784	1,007,743

Networking Products - 2.0%

Cisco Systems, Inc.	99,200	5,161,376

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	7,551	638,739

Oil Companies-Exploration & Production - 4.1%

Cimarex Energy Co.	12,345	706,011
Concho Resources, Inc.	9,921	972,357
ConocoPhillips	33,308	1,963,840
Hess Corp.	75,361	4,209,665
Occidental Petroleum Corp.	42,718	2,126,075
Pioneer Natural Resources Co.	6,738	956,526

		10,934,474

Oil Companies-Integrated - 1.1%

Chevron Corp.	16,834	1,916,551
Royal Dutch Shell PLC, Class A ADR	17,616	1,088,845

		3,005,396

Oil Refining & Marketing - 3.4%

Marathon Petroleum Corp.	78,717	3,620,195
Phillips 66	46,675	3,771,340
Valero Energy Corp.	24,263	1,708,115

		9,099,650

Oil-Field Services - 0.8%

Apergy Corp.†	47,153	1,462,215
Schlumberger, Ltd.	18,283	634,237

		2,096,452

Pharmacy Services - 0.7%

Cigna Corp.	6,638	982,557
CVS Health Corp.	18,490	968,321

		1,950,878

Real Estate Investment Trusts - 2.0%

Equity Residential	27,514	2,106,747
Public Storage	8,718	2,073,838
Weyerhaeuser Co.	42,866	977,345

		5,157,930

Retail-Discount - 0.4%

Target Corp.	12,146	977,146

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	8,588	423,732

Semiconductor Components-Integrated Circuits - 1.6%

QUALCOMM, Inc.	61,478	4,107,960

Telecom Equipment-Fiber Optics - 1.1%

Corning, Inc.	98,678	2,845,873

Telephone-Integrated - 2.8%

AT&T, Inc.	195,572	5,980,592
Verizon Communications, Inc.	26,383	1,433,916

		7,414,508

Transport-Rail - 0.8%

Union Pacific Corp.	13,020	2,171,476

Transport-Truck - 0.3%

Knight-Swift Transportation Holdings, Inc.#	28,189	779,144

Web Portals/ISP - 1.1%

Alphabet, Inc., Class A†	2,699	2,986,443

Total Common Stocks
(cost $259,903,880)		258,498,197

EXCHANGE-TRADED FUNDS - 0.5%

iShares Russell 1000 Value ETF (cost $1,485,436)	12,089	1,445,482

Total Long-Term Investment Securities
(cost $261,389,316)		259,943,679

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Commercial Paper - 1.5%

BNP Paribas SA 2.36% due 06/03/2019	$300,000	299,941
Credit Agricole Corporate and Investment Bank 2.39% due 06/03/2019	3,600,000	3,599,286

Total Short-Term Investment Securities
(cost $3,899,489)		3,899,227

TOTAL INVESTMENTS
(cost $265,288,805)	99.7%	263,842,906
Other assets less liabilities	0.3	814,371

NET ASSETS	100.0%	$264,657,277

†	Non-income producing security
#	The security or a portion thereof is out on loan

At May 31, 2019, the Fund had loaned securities with a total value of $2,439,395. This was secured by collateral of $2,537,934 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	08/08/2019 to 08/29/2019	$8,332
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	2,529,602

ADR - American Depositary Receipt

ETF - Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$258,498,197	$—	$—	$258,498,197
Exchange-Traded Funds	1,445,482	—	—	1,445,482
Short-Term Investment Securities	—	3,899,227	—	3,899,227

Total Investments at Value	$259,943,679	$3,899,227	$—	$263,842,906

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.7%
Aerospace/Defense-Equipment - 0.9%

HEICO Corp., Class A	21,284	$2,091,366

Airlines - 0.1%

JetBlue Airways Corp.†	17,659	304,265

Apparel Manufacturers - 1.7%

Carter’s, Inc.	25,710	2,162,468
Under Armour, Inc., Class C†	78,854	1,595,217

		3,757,685

Applications Software - 1.0%

PTC, Inc.†	27,553	2,316,105

Athletic Equipment - 0.3%

YETI Holdings, Inc.†#	29,908	715,399

Auto-Heavy Duty Trucks - 0.8%

PACCAR, Inc.	28,311	1,863,430

Banks-Commercial - 5.6%

Cullen/Frost Bankers, Inc.	22,795	2,080,500
First Citizens BancShares, Inc., Class A	3,836	1,611,504
First Republic Bank	27,179	2,636,906
M&T Bank Corp.	15,317	2,444,593
Pinnacle Financial Partners, Inc.	16,047	849,689
Prosperity Bancshares, Inc.#	29,088	1,885,193
South State Corp.	18,334	1,208,027

		12,716,412

Banks-Fiduciary - 0.8%

Northern Trust Corp.	22,063	1,886,828

Building Products-Air & Heating - 1.8%

Lennox International, Inc.	15,615	4,124,078

Building-Residential/Commercial - 1.6%

NVR, Inc.†	1,153	3,691,410

Commercial Services - 3.1%

Cintas Corp.	11,466	2,543,503
CoStar Group, Inc.†	5,798	2,954,892
Healthcare Services Group, Inc.#	47,639	1,505,869

		7,004,264

Commercial Services-Finance - 6.9%

Global Payments, Inc.	25,799	3,974,078
Total System Services, Inc.	18,689	2,308,652
TransUnion	59,081	3,872,169
WEX, Inc.†	28,675	5,417,854

		15,572,753

Computer Aided Design - 0.6%

Aspen Technology, Inc.†	11,015	1,251,414

Computer Services - 3.8%

EPAM Systems, Inc.†	14,004	2,416,951
Genpact, Ltd.	169,328	6,121,207

		8,538,158

Computer Software - 2.3%

Akamai Technologies, Inc.†	32,840	2,474,822
Teradata Corp.†	81,919	2,813,099

		5,287,921

Containers-Metal/Glass - 2.2%

Ball Corp.	63,179	3,878,559
Silgan Holdings, Inc.	38,352	1,111,824

		4,990,383

Containers-Paper/Plastic - 0.7%

Packaging Corp. of America	16,657	1,483,806

Data Processing/Management - 1.4%

Fair Isaac Corp.†	11,133	3,294,255

Diagnostic Equipment - 0.7%

Repligen Corp.†	22,905	1,591,210

Disposable Medical Products - 2.6%

STERIS PLC	19,995	2,672,931
Teleflex, Inc.	10,979	3,165,246

		5,838,177

Distribution/Wholesale - 2.1%

Fastenal Co.	73,592	2,251,179
KAR Auction Services, Inc.	44,219	2,485,992

		4,737,171

E-Commerce/Products - 0.7%

Etsy, Inc.†	24,391	1,519,803

E-Commerce/Services - 2.1%

Cargurus, Inc.†	38,905	1,328,995
GrubHub, Inc.†#	19,179	1,249,512
TripAdvisor, Inc.†	50,050	2,115,613

		4,694,120

E-Services/Consulting - 1.7%

CDW Corp.	39,619	3,900,094

Electric-Integrated - 0.6%

Black Hills Corp.	18,071	1,377,010

Electronic Components-Semiconductors - 1.8%

Monolithic Power Systems, Inc.	16,043	1,868,207
Silicon Laboratories, Inc.†	23,275	2,177,842

		4,046,049

Electronic Measurement Instruments - 1.9%

Keysight Technologies, Inc.†	30,292	2,275,838
National Instruments Corp.	51,328	1,980,747

		4,256,585

Enterprise Software/Service - 5.0%

Black Knight, Inc.†	38,387	2,176,159
Blackbaud, Inc.	37,740	2,902,961
Guidewire Software, Inc.†	28,604	2,875,274
Veeva Systems, Inc., Class A†	22,271	3,436,193

		11,390,587

Finance-Auto Loans - 1.1%

Credit Acceptance Corp.†#	5,481	2,501,474

Funeral Services & Related Items - 1.1%

Service Corp. International	55,301	2,426,055

Gas-Distribution - 1.9%

NiSource, Inc.	35,762	995,972
UGI Corp.	64,186	3,312,639

		4,308,611

Hotels/Motels - 1.2%

Choice Hotels International, Inc.	32,582	2,681,173

Instruments-Controls - 1.0%

Mettler-Toledo International, Inc.†	3,300	2,386,197

Insurance-Property/Casualty - 4.6%

Alleghany Corp.†	2,670	1,771,011
Fidelity National Financial, Inc.	34,481	1,329,243
Markel Corp.†	3,560	3,769,577
White Mountains Insurance Group, Ltd.	1,895	1,856,342
WR Berkley Corp.	29,276	1,820,967

		10,547,140

Insurance-Reinsurance - 0.4%

Fairfax Financial Holdings, Ltd.	1,775	814,220

Internet Content-Entertainment - 0.7%

Roku, Inc.†#	18,733	1,693,463

Internet Infrastructure Software - 0.7%

F5 Networks, Inc.†	12,656	1,671,604

Lasers-System/Components - 1.0%

II-VI, Inc.†#	73,762	2,318,340

Machine Tools & Related Products - 0.8%

Lincoln Electric Holdings, Inc.	24,906	1,891,362

Machinery-General Industrial - 1.7%

IDEX Corp.	25,251	3,856,080

Machinery-Pumps - 1.0%

Gardner Denver Holdings, Inc.†	65,691	2,231,523

Medical Instruments - 3.1%

Bio-Techne Corp.	12,152	2,406,704
Integra LifeSciences Holdings Corp.†	41,867	1,951,002
NuVasive, Inc.†	45,065	2,611,967

		6,969,673

Medical Products - 2.2%

Hill-Rom Holdings, Inc.	25,106	2,413,942
Varian Medical Systems, Inc.†	19,779	2,497,296

		4,911,238

Medical-Biomedical/Gene - 5.7%

Alnylam Pharmaceuticals, Inc.†#	22,079	1,490,774
Bluebird Bio, Inc.†#	14,932	1,790,645
Ionis Pharmaceuticals, Inc.†#	35,077	2,301,051
Sage Therapeutics, Inc.†#	16,396	2,817,981
Seattle Genetics, Inc.†#	42,120	2,740,748
Ultragenyx Pharmaceutical, Inc.†#	34,079	1,871,960

		13,013,159

Medical-Drugs - 1.6%

Aerie Pharmaceuticals, Inc.†	42,852	1,560,670
PRA Health Sciences, Inc.†	22,764	1,974,322

		3,534,992

Medical-HMO - 0.4%

Molina Healthcare, Inc.†	5,915	841,468

Multimedia - 1.2%

FactSet Research Systems, Inc.#	9,743	2,710,503

Non-Hazardous Waste Disposal - 1.2%

Waste Connections, Inc.	28,169	2,665,914

Oil Companies-Exploration & Production - 1.5%

Diamondback Energy, Inc.	15,427	1,512,772
Encana Corp.	62,315	328,400
WPX Energy, Inc.†	136,095	1,464,382

		3,305,554

Patient Monitoring Equipment - 0.8%

Masimo Corp.†	14,599	1,908,673

Printing-Commercial - 0.5%

Cimpress NV†#	13,621	1,191,838

Real Estate Investment Trusts - 1.4%

Douglas Emmett, Inc.	35,103	1,414,300
Equity Commonwealth	57,254	1,864,763

		3,279,063

Real Estate Management/Services - 0.5%

Redfin Corp.†#	78,836	1,242,455

Rental Auto/Equipment - 1.0%

AMERCO	6,007	2,211,898

Retail-Automobile - 1.0%

CarMax, Inc.†#	28,745	2,250,159

Schools - 0.4%

2U, Inc.†#	25,652	974,519

Semiconductor Equipment - 0.8%

MKS Instruments, Inc.	25,441	1,818,014

Telecommunication Equipment - 0.7%

CommScope Holding Co., Inc.†	95,184	1,537,222

Transport-Rail - 1.5%

Genesee & Wyoming, Inc., Class A†	35,533	3,383,452

Web Hosting/Design - 2.2%

Q2 Holdings, Inc.†	625	45,775
VeriSign, Inc.†	25,597	4,990,903

		5,036,678

Total Long-Term Investment Securities (cost $204,095,324)		226,354,452

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(1)(2) (cost $2,293,996)	2,293,996	2,293,996

TOTAL INVESTMENTS (cost $206,389,320)	100.7%	228,648,448
Liabilities in excess of other assets	(0.7)	(1,613,237)

NET ASSETS	100.0%	$227,035,211

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of May 31, 2019.

(2)

At May 31, 2019, the Fund had loaned securities with a total value of $25,100,870. This was secured by collateral of $2,293,996, which was received in cash and subsequently invested in short-term investments currently valued at $2,293,996 as reported in the Portfolio of Investments. Additional collateral of $23,681,741 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
Federal National Mtg. Assoc.	3.50% to 3.50%	10/01/2047 to 12/01/2047	$340,492
Government National Mtg. Assoc.	3.00% to 4.50%	06/20/2046 to 05/20/2048	18,478
United States Treasury Bills	0.00%	06/11/2019 to 10/03/2019	1,669,495
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	21,653,276

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$226,354,452	$—	$—	$226,354,452
Short-Term Investment Securities	2,293,996	—	—	2,293,996

Total Investments at Value	$228,648,448	$—	$—	$228,648,448

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.6%
Advertising Agencies - 0.2%

Omnicom Group, Inc.	16,015	$1,238,920

Aerospace/Defense - 0.2%

Spirit AeroSystems Holdings, Inc., Class A	19,372	1,569,907

Aerospace/Defense-Equipment - 2.3%

Harris Corp.	69,700	13,047,143
Moog, Inc., Class A	43,078	3,550,489

		16,597,632

Agricultural Chemicals - 0.7%

Mosaic Co.	79,215	1,700,746
Nutrien, Ltd.	75,942	3,701,413

		5,402,159

Airlines - 1.4%

Delta Air Lines, Inc.	42,518	2,189,677
JetBlue Airways Corp.†	215,803	3,718,285
Southwest Airlines Co.	84,573	4,025,675

		9,933,637

Applications Software - 0.3%

CDK Global, Inc.	43,811	2,120,452

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	24,171	1,590,935

Auto/Truck Parts & Equipment-Original - 0.6%

Lear Corp.	13,422	1,597,621
WABCO Holdings, Inc.†	19,986	2,616,367

		4,213,988

Banks-Commercial - 4.4%

BancorpSouth Bank	92,190	2,496,505
Bank OZK	68,411	1,977,078
East West Bancorp, Inc.	93,802	4,007,222
First Midwest Bancorp, Inc.	143,367	2,794,223
IBERIABANK Corp.	59,588	4,260,542
Pinnacle Financial Partners, Inc.	29,459	1,559,854
Regions Financial Corp.	244,893	3,386,870
South State Corp.	42,853	2,823,584
Western Alliance Bancorp†	79,829	3,284,963
Zions Bancorp NA#	111,926	4,820,653

		31,411,494

Banks-Fiduciary - 0.2%

State Street Corp.	21,676	1,197,599

Banks-Super Regional - 3.3%

Comerica, Inc.	65,717	4,522,644
Fifth Third Bancorp	173,622	4,600,983
Huntington Bancshares, Inc.	411,451	5,204,855
KeyCorp	260,907	4,166,685
SunTrust Banks, Inc.	90,333	5,420,883

		23,916,050

Batteries/Battery Systems - 0.5%

EnerSys	62,588	3,519,323

Beverages-Non-alcoholic - 0.4%

Coca-Cola European Partners PLC	47,458	2,629,173

Broadcast Services/Program - 0.5%

Fox Corp., Class A	92,997	3,276,284

Building & Construction Products-Misc. - 0.8%

Fortune Brands Home & Security, Inc.	87,139	4,187,900
Owens Corning	29,181	1,414,403

		5,602,303

Building Products-Cement - 0.4%

Buzzi Unicem SpA#	130,837	2,552,733

Building Products-Doors & Windows - 0.7%

JELD-WEN Holding, Inc.†	122,813	2,319,938
Sanwa Holdings Corp.	289,126	2,875,281

		5,195,219

Building Products-Wood - 0.2%

Masco Corp.	48,923	1,708,391

Building-Heavy Construction - 0.3%

Granite Construction, Inc.	47,454	1,907,176

Building-Residential/Commercial - 0.5%

Lennar Corp., Class A	71,834	3,567,276

Cable/Satellite TV - 0.5%

Altice USA, Inc., Class A	78,609	1,846,525
Liberty Global PLC, Class C†	63,265	1,533,544

		3,380,069

Capacitors - 0.2%

KEMET Corp.	89,883	1,429,140

Cellular Telecom - 0.6%

Millicom International Cellular SA SDR	73,964	4,151,439

Chemicals-Diversified - 2.0%

Celanese Corp.	56,301	5,344,654
FMC Corp.	124,989	9,180,442

		14,525,096

Chemicals-Specialty - 0.6%

Cabot Corp.	100,972	4,032,822

Commercial Services - 0.1%

Atento SA†	243,822	648,567

Commercial Services-Finance - 0.7%

Global Payments, Inc.	16,082	2,477,271
Moody’s Corp.	13,059	2,388,230

		4,865,501

Computer Services - 2.5%

Amdocs, Ltd.	94,907	5,639,374
Leidos Holdings, Inc.	137,204	10,335,577
Science Applications International Corp.	29,027	2,227,532

		18,202,483

Computer Software - 0.7%

SS&C Technologies Holdings, Inc.	87,939	4,893,805

Computers - 0.2%

Hewlett Packard Enterprise Co.	110,702	1,518,831

Computers-Memory Devices - 0.3%

NetApp, Inc.	19,946	1,180,803
Western Digital Corp.	18,786	699,215

		1,880,018

Computers-Other - 0.3%

Lumentum Holdings, Inc.†	59,557	2,410,272

Consulting Services - 0.2%

Booz Allen Hamilton Holding Corp.	26,817	1,694,030

Containers-Metal/Glass - 0.2%

Crown Holdings, Inc.†	22,585	1,251,887

Containers-Paper/Plastic - 0.3%

Graphic Packaging Holding Co.	146,195	1,900,535

Cruise Lines - 0.4%

Norwegian Cruise Line Holdings, Ltd.†	52,561	2,875,612

Data Processing/Management - 1.0%

Fidelity National Information Services, Inc.	50,054	6,021,496
First Data Corp., Class A†	45,064	1,145,527

		7,167,023

Diagnostic Equipment - 0.2%

Avantor, Inc.†#	83,787	1,466,272

Dialysis Centers - 0.2%

DaVita, Inc.†	26,609	1,155,363

Disposable Medical Products - 0.6%

STERIS PLC	29,940	4,002,379

Distribution/Wholesale - 1.0%

HD Supply Holdings, Inc.†	75,280	3,123,367
KAR Auction Services, Inc.	50,306	2,828,204
WESCO International, Inc.†	22,828	1,069,035

		7,020,606

Diversified Manufacturing Operations - 1.7%

Eaton Corp. PLC	49,287	3,671,389
ITT, Inc.	45,866	2,642,799
Parker-Hannifin Corp.	33,705	5,133,945
Textron, Inc.	24,437	1,106,996

		12,555,129

E-Commerce/Products - 0.6%

eBay, Inc.	122,737	4,409,940

E-Commerce/Services - 0.5%

Expedia Group, Inc.	33,543	3,857,445

Electric Products-Misc. - 0.8%

AMETEK, Inc.	73,504	6,019,243

Electric-Integrated - 5.1%

Alliant Energy Corp.	151,986	7,213,256
American Electric Power Co., Inc.	22,600	1,946,312
DTE Energy Co.	39,105	4,906,504
Edison International	28,881	1,714,665
Entergy Corp.	43,553	4,227,690
Evergy, Inc.	89,841	5,223,356
Pinnacle West Capital Corp.	68,457	6,428,797
Xcel Energy, Inc.	86,075	4,935,540

		36,596,120

Electronic Components-Misc. - 0.8%

Flex, Ltd.†	134,730	1,204,486
Gentex Corp.	72,643	1,551,655
Sensata Technologies Holding PLC†	63,355	2,704,625

		5,460,766

Electronic Components-Semiconductors - 1.1%

Marvell Technology Group, Ltd.#	104,231	2,324,352
Qorvo, Inc.†	36,801	2,251,485
Silicon Motion Technology Corp. ADR	96,928	3,693,926

		8,269,763

Electronic Connectors - 0.9%

TE Connectivity, Ltd.	76,945	6,481,077

Electronic Measurement Instruments - 0.7%

Itron, Inc.†	77,746	4,404,311
Keysight Technologies, Inc.†	7,808	586,615

		4,990,926

Electronic Parts Distribution - 1.0%

Arrow Electronics, Inc.†	112,881	7,073,123

Engines-Internal Combustion - 0.0%

Cummins, Inc.	2,178	328,355

Entertainment Software - 0.7%

Activision Blizzard, Inc.	47,789	2,072,609
NetEase, Inc. ADR	6,678	1,660,218
Take-Two Interactive Software, Inc.†	9,955	1,076,633

		4,809,460

Finance-Consumer Loans - 1.2%

Navient Corp.	114,338	1,490,968
SLM Corp.	571,185	5,431,969
Synchrony Financial	48,869	1,643,464

		8,566,401

Finance-Credit Card - 1.3%

Alliance Data Systems Corp.	12,200	1,677,500
Discover Financial Services	101,603	7,574,504

		9,252,004

Finance-Investment Banker/Broker - 1.4%

E*TRADE Financial Corp.	89,168	3,994,727
TD Ameritrade Holding Corp.	120,607	6,000,198

		9,994,925

Finance-Leasing Companies - 0.2%

Air Lease Corp.	31,001	1,116,036

Food-Meat Products - 0.2%

Tyson Foods, Inc., Class A	22,494	1,707,070

Food-Misc./Diversified - 0.9%

Ingredion, Inc.	19,045	1,450,467
Nomad Foods, Ltd.†	132,622	2,814,239
Post Holdings, Inc.†	21,336	2,242,414

		6,507,120

Food-Wholesale/Distribution - 0.7%

US Foods Holding Corp.†	153,010	5,288,026

Gas-Distribution - 1.1%

UGI Corp.	156,504	8,077,171

Hazardous Waste Disposal - 0.7%

Clean Harbors, Inc.†	80,299	5,148,772

Home Decoration Products - 0.2%

Newell Brands, Inc.#	100,101	1,343,355

Hotels/Motels - 0.7%

Wyndham Destinations, Inc.	46,134	1,835,211
Wyndham Hotels & Resorts, Inc.	62,824	3,351,032

		5,186,243

Human Resources - 0.7%

ManpowerGroup, Inc.	24,971	2,135,520
Robert Half International, Inc.	48,876	2,622,686

		4,758,206

Independent Power Producers - 0.3%

Vistra Energy Corp.	105,115	2,476,509

Industrial Automated/Robotic - 0.5%

Ichor Holdings, Ltd.†	158,837	3,351,461

Insurance Brokers - 1.2%

Aon PLC	33,786	6,083,845
Marsh & McLennan Cos., Inc.	28,290	2,704,524

		8,788,369

Insurance-Life/Health - 1.5%

Aflac, Inc.	31,981	1,640,625
CNO Financial Group, Inc.	300,704	4,724,060
Torchmark Corp.	21,038	1,798,959
Unum Group	77,469	2,439,499

		10,603,143

Insurance-Multi-line - 1.7%

Allstate Corp.	46,577	4,448,569
Assurant, Inc.	56,037	5,601,459
Loews Corp.	48,166	2,473,806

		12,523,834

Insurance-Property/Casualty - 3.4%

Alleghany Corp.†	12,110	8,032,563
Hanover Insurance Group, Inc.	45,525	5,561,334
Lancashire Holdings, Ltd.	442,881	3,930,903
Travelers Cos., Inc.	20,964	3,051,729
WR Berkley Corp.	67,534	4,200,615

		24,777,144

Insurance-Reinsurance - 2.4%

Everest Re Group, Ltd.	19,375	4,798,413
Reinsurance Group of America, Inc.	83,952	12,429,933

		17,228,346

Investment Management/Advisor Services - 0.2%

Raymond James Financial, Inc.	21,196	1,750,366

Lasers-System/Components - 0.4%

Coherent, Inc.†#	24,939	2,744,038

Machine Tools & Related Products - 0.5%

Milacron Holdings Corp.†	327,478	3,759,447

Machinery-Pumps - 1.1%

Curtiss-Wright Corp.	16,919	1,886,299
Dover Corp.	59,928	5,358,163
SPX FLOW, Inc.†	22,400	799,680

		8,044,142

Medical Instruments - 0.3%

Boston Scientific Corp.†	51,064	1,961,368

Medical Labs & Testing Services - 1.6%

ICON PLC†	26,200	3,708,872
IQVIA Holdings, Inc.†	28,806	3,913,295
Laboratory Corp. of America Holdings†	23,459	3,814,668

		11,436,835

Medical Products - 1.2%

Hill-Rom Holdings, Inc.	60,409	5,808,325
Zimmer Biomet Holdings, Inc.	28,192	3,211,915

		9,020,240

Medical-Drugs - 0.3%

Jazz Pharmaceuticals PLC†	15,389	1,932,089

Medical-HMO - 1.0%

Centene Corp.†	53,697	3,101,002
Humana, Inc.	11,185	2,738,759
Molina Healthcare, Inc.†	9,418	1,339,805

		7,179,566

Medical-Hospitals - 0.8%

Acadia Healthcare Co., Inc.†#	85,747	2,762,768
Universal Health Services, Inc., Class B	22,363	2,673,497

		5,436,265

Medical-Wholesale Drug Distribution - 0.9%

AmerisourceBergen Corp.	34,568	2,691,465
McKesson Corp.	32,651	3,987,993

		6,679,458

Metal Processors & Fabrication - 0.2%

Timken Co.	34,776	1,530,492

Metal-Aluminum - 0.0%

Alcoa Corp.†	4,434	93,956

Motion Pictures & Services - 0.4%

IMAX Corp.†	130,038	2,829,627

Office Automation & Equipment - 0.3%

Xerox Corp.	74,642	2,284,792

Office Supplies & Forms - 0.5%

Avery Dennison Corp.	32,114	3,341,783

Oil Companies-Exploration & Production - 3.8%

Cimarex Energy Co.	49,864	2,851,722
Diamondback Energy, Inc.	95,854	9,399,443
Encana Corp.	567,398	2,990,188
Marathon Oil Corp.	125,874	1,655,243
Noble Energy, Inc.	215,395	4,609,453
Pioneer Natural Resources Co.	11,969	1,699,119
Viper Energy Partners LP	66,866	1,872,248
WPX Energy, Inc.†	187,059	2,012,755

		27,090,171

Oil Refining & Marketing - 0.8%

Delek US Holdings, Inc.	71,896	2,200,736
Marathon Petroleum Corp.	36,916	1,697,767
Valero Energy Corp.	28,702	2,020,621

		5,919,124

Oil-Field Services - 0.2%

Apergy Corp.†	45,850	1,421,809

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc.	25,598	2,931,995

Real Estate Investment Trusts - 11.3%

American Assets Trust, Inc.	33,359	1,514,165
American Homes 4 Rent, Class A	70,677	1,725,226
Boston Properties, Inc.	48,088	6,291,353
Brixmor Property Group, Inc.	296,896	5,091,766
Corporate Office Properties Trust	180,518	5,025,621
Douglas Emmett, Inc.	79,745	3,212,926
Duke Realty Corp.	113,180	3,405,586
Equity LifeStyle Properties, Inc.	21,003	2,555,225
Equity Residential	63,594	4,869,393
First Industrial Realty Trust, Inc.	64,993	2,255,907

Gaming and Leisure Properties, Inc.	112,020	4,423,670
Highwoods Properties, Inc.	48,964	2,147,561
Kilroy Realty Corp.	27,098	1,997,394
Life Storage, Inc.	31,511	3,033,879
Park Hotels & Resorts, Inc.	155,589	4,297,368
Physicians Realty Trust	277,992	5,090,034
Prologis, Inc.	48,777	3,593,402
PS Business Parks, Inc.	25,602	4,119,874
Regency Centers Corp.	58,244	3,841,774
Retail Properties of America, Inc., Class A	132,441	1,574,723
SL Green Realty Corp.	64,001	5,504,086
STORE Capital Corp.	167,815	5,742,629

		81,313,562

Retail-Apparel/Shoe - 0.5%

Caleres, Inc.	61,599	1,161,757
Ross Stores, Inc.	23,173	2,154,857

		3,316,614

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	795	816,552

Retail-Discount - 0.2%

Dollar Tree, Inc.†	12,353	1,254,941

Retail-Major Department Stores - 0.0%

Nordstrom, Inc.#	4,890	153,057

Savings & Loans/Thrifts - 0.6%

Sterling Bancorp	217,678	4,203,362

Semiconductor Components-Integrated Circuits - 0.2%

NXP Semiconductors NV	18,113	1,596,842

Semiconductor Equipment - 0.5%

Axcelis Technologies, Inc.†	126,365	1,873,993
KLA-Tencor Corp.	19,792	2,039,961

		3,913,954

Shipbuilding - 0.3%

Huntington Ingalls Industries, Inc.	11,366	2,331,394

Steel-Producers - 1.3%

Carpenter Technology Corp.	77,663	3,150,011
Commercial Metals Co.	127,513	1,702,299
Reliance Steel & Aluminum Co.	50,252	4,184,484

		9,036,794

Television - 0.4%

TEGNA, Inc.	186,320	2,820,885

Theaters - 0.4%

Cinemark Holdings, Inc.	74,044	2,812,932

Toys - 0.1%

Hasbro, Inc.	10,584	1,006,962

Transport-Rail - 1.2%

Genesee & Wyoming, Inc., Class A†	55,110	5,247,574
Kansas City Southern	30,481	3,452,888

		8,700,462

Transport-Truck - 0.2%

Knight-Swift Transportation Holdings, Inc.#	64,325	1,777,943

Web Hosting/Design - 0.3%

VeriSign, Inc.†	12,420	2,421,652

Total Long-Term Investment Securities
(cost $685,854,770)		702,033,354

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 1.0%

State Street Institutional Liquid Reserves Fund, Administration Class 2.22%(1) (cost $7,188,904)	7,188,185	7,188,904

REPURCHASE AGREEMENTS - 1.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $8,061,336 collateralized by $8,275,000 of United States Treasury Notes, bearing interest at 2.00% due 05/15/2022 and having an approximate value of $8,307,339 (cost $8,061,000)	$8,061,000	8,061,000

TOTAL INVESTMENTS
(cost $701,104,674)	99.7%	717,283,258
Other assets less liabilities	0.3	1,985,309

NET ASSETS	100.0%	$719,268,567

†	Non-income producing security

#	The security or a portion thereof is out on loan.

At May 31, 2019, the Fund had loaned securities with a total value of $14,606,052. This was secured by collateral of $15,350,102 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/11/2019 to 10/03/2019	$468,579
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	14,881,523

(1)	The rate shown is the 7-day yield as of May 31, 2019.

ADR    American Depositary Receipt

SDR    Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$688,522,999	$13,510,355	**	$—	$702,033,354
Short-Term Investment Securities	7,188,904	—		—	7,188,904
Repurchase Agreements	—	8,061,000		—	8,061,000

Total Investments at Value	$695,711,903	$21,571,355		$—	$717,283,258

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 48.0%

VALIC Co. I Blue Chip Growth Fund	1,517	$29,091
VALIC Co. I Dividend Value Fund	4,337,850	46,848,777
VALIC Co. I Large Cap Core Fund	840,846	9,249,305
VALIC Co. I Large Capital Growth Fund	933,996	14,645,061
VALIC Co. I Mid Cap Index Fund	1,108,543	26,072,926
VALIC Co. I Mid Cap Strategic Growth Fund	709,533	10,990,673
VALIC Co. I Nasdaq-100 Index Fund	1,672,240	23,545,145
VALIC Co. I Science & Technology Fund	1,406,200	36,490,899
VALIC Co. I Small Cap Index Fund	834,118	15,648,049
VALIC Co. I Small Cap Special Values Fund	798,930	8,900,078
VALIC Co. I Stock Index Fund	2,399,082	94,139,984
VALIC Co. I Value Fund	1,045,292	18,292,617
VALIC Co. II Capital Appreciation Fund	1,322,330	24,793,693
VALIC Co. II Large Cap Value Fund	2,416,653	50,749,703
VALIC Co. II Mid Cap Growth Fund	1,040,371	10,632,596
VALIC Co. II Mid Cap Value Fund	1,352,928	27,166,799
VALIC Co. II Small Cap Growth Fund	388,733	8,178,945
VALIC Co. II Small Cap Value Fund	835,117	10,789,714

Total Domestic Equity Investment Companies
(cost $443,128,964)		437,164,055

Domestic Fixed Income Investment Companies - 34.7%

VALIC Co. I Capital Conservation Fund	3,155,937	31,180,660
VALIC Co. I Government Securities Fund	1,244,237	13,151,583
VALIC Co. I Inflation Protected Fund	3,677,242	40,707,072
VALIC Co. II Core Bond Fund	8,722,072	98,646,632
VALIC Co. II High Yield Bond Fund	5,452,770	42,149,915
VALIC Co. II Strategic Bond Fund	7,935,875	90,072,178

Total Domestic Fixed Income Investment Companies
(cost $307,804,479)		315,908,040

International Equity Investment Companies - 11.4%

VALIC Co. I Emerging Economies Fund	5,084,885	39,204,460
VALIC Co. I Foreign Value Fund	3,327,829	29,717,511
VALIC Co. I International Equities Index Fund	1,051,282	7,085,641
VALIC Co. I International Growth Fund	483,346	5,485,982
VALIC Co. II International Opportunities Fund	1,162,482	22,238,276

Total International Equity Investment Companies
(cost $110,730,538)		103,731,870

International Fixed Income Investment Companies - 3.6%

VALIC Co. I International Government Bond Fund (cost $32,470,711)	2,762,608	32,654,026

Real Estate Investment Companies - 2.3%

VALIC Co. I Global Real Estate Fund (cost $20,359,618)	2,646,160	21,169,283

TOTAL INVESTMENTS
(cost $914,494,310)	100.0%	910,627,274
Liabilities in excess of other assets	(0.0)	(173,059)

NET ASSETS	100.0%	$910,454,215

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company 1 or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com

(1)	See Note 3

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$910,627,274	$—	$—	$910,627,274

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.2%
Advanced Materials - 1.0%

Hexcel Corp.	26,566	$1,933,739

Advertising Services - 0.6%

Trade Desk, Inc., Class A†#	5,939	1,180,733

Aerospace/Defense - 1.3%

MSA Safety, Inc.	24,069	2,391,977

Aerospace/Defense-Equipment - 0.6%

HEICO Corp.	9,354	1,137,353

Applications Software - 2.2%

HubSpot, Inc.†	13,933	2,414,310
Smartsheet, Inc., Class A†	41,100	1,766,478

		4,180,788

Athletic Equipment - 0.7%

Fox Factory Holding Corp.†	19,362	1,297,641

Banks-Commercial - 1.6%

First Financial Bankshares, Inc.#	16,290	922,991
Signature Bank	10,442	1,196,131
Webster Financial Corp.	19,095	845,527

		2,964,649

Beverages-Non-alcoholic - 0.5%

Primo Water Corp.†#	76,155	878,829

Building & Construction Products-Misc. - 2.1%

Simpson Manufacturing Co., Inc.	32,337	1,967,383
Trex Co., Inc.†#	33,211	1,986,682

		3,954,065

Building Products-Air & Heating - 1.0%

Lennox International, Inc.	7,180	1,896,310

Building-Mobile Home/Manufactured Housing - 0.7%

Winnebago Industries, Inc.#	40,099	1,288,782

Building-Residential/Commercial - 0.5%

TRI Pointe Group, Inc.†#	81,107	997,616

Casino Hotels - 1.2%

Boyd Gaming Corp.	97,064	2,321,771

Chemicals-Specialty - 0.6%

Ferro Corp.†	85,523	1,157,981

Computer Data Security - 0.5%

CyberArk Software, Ltd.†	7,380	974,529

Computer Services - 0.5%

Elastic NV†#	10,792	885,484

Computer Software - 2.4%

Envestnet, Inc.†	50,306	3,365,974
MongoDB, Inc.†#	8,679	1,218,011

		4,583,985

Diagnostic Equipment - 0.0%

GenMark Diagnostics, Inc.†	4,780	31,978

Distribution/Wholesale - 2.8%

H&E Equipment Services, Inc.	49,005	1,191,312
Pool Corp.	13,226	2,377,770
SiteOne Landscape Supply, Inc.†#	26,548	1,722,169

		5,291,251

Diversified Manufacturing Operations - 1.1%

ITT, Inc.	35,689	2,056,400

Drug Delivery Systems - 0.8%

Heron Therapeutics, Inc.†#	48,180	820,506
Revance Therapeutics, Inc.†	64,082	690,163

		1,510,669

E-Commerce/Products - 1.3%

Etsy, Inc.†	14,058	875,954
Farfetch, Ltd., Class A†#	77,377	1,551,409

		2,427,363

E-Commerce/Services - 0.3%

GrubHub, Inc.†#	9,425	614,039

Electric Products-Misc. - 0.7%

Littelfuse, Inc.	8,408	1,372,270

Electronic Components-Semiconductors - 3.8%

Inphi Corp.†	70,365	3,087,616
Monolithic Power Systems, Inc.	19,195	2,235,258
Semtech Corp.†	45,611	1,816,686

		7,139,560

Enterprise Software/Service - 4.5%

Coupa Software, Inc.†#	13,462	1,470,185
Evolent Health, Inc., Class A†#	88,375	940,310
ManTech International Corp., Class A	32,978	2,023,860
New Relic, Inc.†	8,347	837,371
Pluralsight, Inc., Class A†	59,585	1,898,378
SailPoint Technologies Holding, Inc.†	78,588	1,380,791

		8,550,895

Entertainment Software - 1.1%

Glu Mobile, Inc.†	162,443	1,296,295
Sciplay Corp., Class A†	48,485	775,760

		2,072,055

Finance-Investment Banker/Broker - 1.1%

Evercore, Inc., Class A	25,849	1,996,318

Food-Wholesale/Distribution - 1.8%

Performance Food Group Co.†	87,907	3,459,140

Footwear & Related Apparel - 1.3%

Wolverine World Wide, Inc.	90,497	2,528,486

Gambling (Non-Hotel) - 0.8%

Red Rock Resorts, Inc., Class A	69,626	1,453,791

Internet Application Software - 1.9%

Anaplan, Inc.†	40,409	1,758,196
Zendesk, Inc.†	20,902	1,760,993

		3,519,189

Internet Security - 2.3%

Proofpoint, Inc.†	19,136	2,150,121
Zscaler, Inc.†#	30,909	2,121,285

		4,271,406

Internet Telephone - 0.6%

RingCentral, Inc., Class A†	8,926	1,069,781

Investment Companies - 0.4%

PennantPark Investment Corp.	113,208	734,720

Machinery-Construction & Mining - 0.7%

Oshkosh Corp.	18,973	1,350,688

Machinery-General Industrial - 1.6%

Applied Industrial Technologies, Inc.	30,530	1,658,695
Chart Industries, Inc.†	16,926	1,297,039

		2,955,734

Machinery-Pumps - 0.9%

Graco, Inc.	36,299	1,714,039

Medical Instruments - 0.7%

LivaNova PLC†	17,215	1,237,758

Medical Labs & Testing Services - 1.4%

Teladoc Health, Inc.†#	46,480	2,701,418

Medical Products - 2.3%

iRhythm Technologies, Inc.†	26,791	1,834,112
Nevro Corp.†#	28,446	1,681,443
Shockwave Medical, Inc.†#	12,250	732,427

		4,247,982

Medical-Biomedical/Gene - 8.8%

ACADIA Pharmaceuticals, Inc.†#	31,991	767,464
Adverum Biotechnologies, Inc.†	121,945	1,225,547
Atara Biotherapeutics, Inc.†#	42,207	937,417
Avrobio, Inc.†#	42,394	600,299
Biohaven Pharmaceutical Holding Co., Ltd.†	30,686	1,732,531
Exact Sciences Corp.†	7,792	807,485
FibroGen, Inc.†	41,287	1,496,241
Halozyme Therapeutics, Inc.†	122,419	1,805,680
Homology Medicines, Inc.†#	52,090	1,054,302
Intercept Pharmaceuticals, Inc.†#	15,792	1,307,893
REGENXBIO, Inc.†	27,644	1,189,245
Rubius Therapeutics, Inc.†#	26,347	380,978
Sage Therapeutics, Inc.†#	7,125	1,224,574
Spark Therapeutics, Inc.†#	6,367	694,003
Twist Bioscience Corp.†	47,149	1,216,916

		16,440,575

Medical-Drugs - 5.0%

Array BioPharma, Inc.†	51,266	1,354,448
Bellicum Pharmaceuticals, Inc.†	93,095	191,776
Clementia Pharmaceuticals, Inc. CVR†(1)	70,624	0
Coherus Biosciences, Inc.†#	103,147	1,949,478
Global Blood Therapeutics, Inc.†#	10,185	619,044
Horizon Therapeutics PLC†	97,792	2,330,383
Optinose, Inc.†#	65,466	496,887
TherapeuticsMD, Inc.†#	280,391	857,997
Tricida, Inc.†	43,845	1,610,865

		9,410,878

Medical-Hospitals - 0.6%

Acadia Healthcare Co., Inc.†#	33,964	1,094,320

Medical-Outpatient/Home Medical - 1.3%

Amedisys, Inc.†	21,211	2,382,207

Miscellaneous Manufacturing - 1.3%

John Bean Technologies Corp.	24,779	2,541,086

Non-Hazardous Waste Disposal - 0.5%

Advanced Disposal Services, Inc.†	30,751	988,337

Oil Companies-Exploration & Production - 0.5%

Centennial Resource Development, Inc., Class A†#	112,095	885,551

Patient Monitoring Equipment - 1.2%

Insulet Corp.†#	20,945	2,299,552

Power Converter/Supply Equipment - 1.1%

Generac Holdings, Inc.†	36,610	2,019,041

Publishing-Newspapers - 1.2%

New York Times Co., Class A#	68,190	2,169,806

Real Estate Investment Trusts - 1.1%

CubeSmart	32,473	1,094,989
Highwoods Properties, Inc.	22,567	989,789

		2,084,778

Real Estate Management/Services - 0.5%

RE/MAX Holdings, Inc., Class A	28,994	858,802

Recreational Centers - 1.4%

Planet Fitness, Inc., Class A†	34,493	2,637,680

Retail-Apparel/Shoe - 0.5%

American Eagle Outfitters, Inc.	50,349	876,073

Retail-Automobile - 2.0%

Lithia Motors, Inc., Class A#	17,304	1,975,252
Rush Enterprises, Inc., Class A	53,360	1,882,007

		3,857,259

Retail-Discount - 1.6%

Ollie’s Bargain Outlet Holdings, Inc.†	30,506	3,011,552

Retail-Floor Coverings - 0.5%

Floor & Decor Holdings, Inc., Class A†#	24,651	875,604

Retail-Misc./Diversified - 1.0%

Hudson, Ltd., Class A†	138,135	1,875,873

Retail-Pet Food & Supplies - 1.0%

Freshpet, Inc.†	41,561	1,931,340

Retail-Restaurants - 0.9%

Texas Roadhouse, Inc.	33,193	1,701,473

Retail-Vision Service Center - 1.5%

National Vision Holdings, Inc.†	101,713	2,769,645

Savings & Loans/Thrifts - 0.4%

Axos Financial, Inc.†	26,958	736,223

Schools - 1.4%

Bright Horizons Family Solutions, Inc.†	18,666	2,558,362

Semiconductor Equipment - 3.2%

Entegris, Inc.	99,557	3,418,787
MKS Instruments, Inc.	36,022	2,574,132

		5,992,919

Steel Pipe & Tube - 1.0%

Advanced Drainage Systems, Inc.	67,618	1,939,284

Telecom Equipment-Fiber Optics - 0.9%

Ciena Corp.†	48,630	1,699,132

Television - 1.1%

World Wrestling Entertainment, Inc., Class A#	27,390	1,992,349

Therapeutics - 1.0%

G1 Therapeutics, Inc.†#	42,335	887,342
Portola Pharmaceuticals, Inc.†#	32,742	913,174

		1,800,516

Transport-Marine - 0.6%

Kirby Corp.†	15,602	1,207,283

Transport-Truck - 1.1%

Saia, Inc.†	34,890	2,058,510

Web Hosting/Design - 1.2%

Wix.com, Ltd.†	16,834	2,311,982

Wireless Equipment - 0.6%

Pagerduty, Inc.†	20,532	1,055,345

Total Long-Term Investment Securities
(cost $176,684,451)		184,396,499

SHORT-TERM INVESTMENT SECURITIES - 2.6%
Registered Investment Companies - 2.6%

State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(2)(3) (cost $4,972,079)	4,972,079	4,972,079

TOTAL INVESTMENTS
(cost $181,656,530)	100.8%	189,368,578
Liabilities in excess of other assets	(0.8)	(1,584,086)

NET ASSETS	100.0%	$187,784,492

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

At May 31, 2019, the Fund had loaned securities with a total value of $34,357,074. This was secured by collateral of $4,972,079, which was received in cash and subsequently invested in short-term investments currently valued at $4,972,079 as reported in the Portfolio of Investments. Additional collateral of $31,100,213 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/13/2019 to 08/29/2019	$336,019
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	30,764,194

(3)	The rate shown is the 7-day yield as of May 31, 2019.

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Drugs	$9,410,878	$—	$0	$9,410,878
Other Industries	174,985,621	—	—	174,985,621
Short-Term Investment Securities	4,972,079	—	—	4,972,079

Total Investments at Value	$189,368,578	$—	$0	$189,368,578

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.5%
Advertising Services - 0.1%

Fluent, Inc.†	34,800	$169,824
National CineMedia, Inc.	11,800	77,290

		247,114

Aerospace/Defense-Equipment - 0.5%

Moog, Inc., Class A	19,800	1,631,916

Airlines - 0.7%

SkyWest, Inc.	18,600	1,092,192
Spirit Airlines, Inc.†	27,900	1,285,632

		2,377,824

Apparel Manufacturers - 0.4%

Deckers Outdoor Corp.†	7,700	1,171,170

Appliances - 0.0%

Hamilton Beach Brands Holding Co., Class A	5,200	90,948

Audio/Video Products - 0.3%

Sonos, Inc.†#	87,400	887,110

Auto-Truck Trailers - 0.5%

Wabash National Corp.	123,900	1,673,889

Auto/Truck Parts & Equipment-Original - 0.9%

American Axle & Manufacturing Holdings, Inc.†	25,200	254,772
Cooper-Standard Holdings, Inc.†	900	34,794
Dana, Inc.	49,300	719,287
Gentherm, Inc.†	11,400	426,132
Meritor, Inc.†	58,700	1,183,392
Methode Electronics, Inc.	8,600	211,818
Modine Manufacturing Co.†	4,400	56,540
Tower International, Inc.	12,900	224,847

		3,111,582

Auto/Truck Parts & Equipment-Replacement - 0.2%

Douglas Dynamics, Inc.	17,200	638,120

Banks-Commercial - 15.1%

1st Source Corp.	13,620	596,011
Allegiance Bancshares, Inc.†	3,600	116,856
American National Bankshares, Inc.	700	24,416
Atlantic Union Bankshares Corp.	1,000	32,300
BancFirst Corp.	14,280	745,844
Bancorp, Inc.†	69,000	614,100
BancorpSouth Bank	8,800	238,304
Bank of Commerce Holdings	2,700	27,810
Bank of Marin Bancorp	1,000	40,510
Banner Corp.	12,241	617,681
Bryn Mawr Bank Corp.	3,500	127,960
Cadence BanCorp	1,900	35,150
Cathay General Bancorp	29,590	995,408
CenterState Bank Corp.	6,513	142,570
Central Pacific Financial Corp.	50,900	1,414,511
Central Valley Community Bancorp	5,600	109,872
Century Bancorp, Inc., Class A	418	37,457
Chemung Financial Corp.	700	31,360
Citizens & Northern Corp.	2,200	60,720
City Holding Co.	16,400	1,198,020
Columbia Banking System, Inc.	16,600	553,610
Community Bank System, Inc.	15,480	956,819
Community Trust Bancorp, Inc.	18,618	737,087
ConnectOne Bancorp, Inc.	25,700	539,957
Customers Bancorp, Inc.†	57,100	1,126,012
East West Bancorp, Inc.	5,773	246,623
Enterprise Financial Services Corp.	24,100	944,479
Farmers National Banc Corp.	10,200	137,190
Fidelity Southern Corp.	28,000	788,760
Financial Institutions, Inc.	23,900	646,017
First Bancorp./North Carolina	7,700	272,657
First BanCorp./Puerto Rico	310,700	3,094,572
First Business Financial Services, Inc.	6,200	141,856
First Citizens BancShares, Inc., Class A	1,640	688,964
First Commonwealth Financial Corp.	121,510	1,527,381
First Community Bankshares, Inc.	6,900	226,044
First Financial Bancorp	7,500	167,400
First Financial Corp.	11,300	427,479
First Hawaiian, Inc.	16,400	408,196
First Interstate BancSystem, Inc., Class A	11,270	415,976
First Midwest Bancorp, Inc.	10,100	196,849
Franklin Financial Network, Inc.	1,700	44,625
Fulton Financial Corp.	19,800	312,048
Glacier Bancorp, Inc.	24,100	949,781
Great Southern Bancorp, Inc.	10,900	601,898
Great Western Bancorp, Inc.	11,600	360,412
Hancock Whitney Corp.	44,721	1,698,504
Hanmi Financial Corp.	47,800	985,636
Heartland Financial USA, Inc.	9,300	383,997
Heritage Commerce Corp.	6,200	73,842
Hilltop Holdings, Inc.	45,400	913,902
HomeStreet, Inc.†	7,300	207,685
Hope Bancorp, Inc.	72,927	938,570
IBERIABANK Corp.	24,000	1,716,000
Independent Bank Corp./Michigan	21,900	463,185
Lakeland Financial Corp.	4,770	209,641
Mercantile Bank Corp.	2,200	67,870
Midland States Bancorp, Inc.	3,400	83,300
Northrim BanCorp, Inc.	2,800	93,604
OFG Bancorp	55,300	1,038,534
Old Second Bancorp, Inc.	11,400	139,080
Pacific Mercantile Bancorp†	10,700	83,139
PacWest Bancorp	5,335	193,874
Peoples Bancorp, Inc.	8,900	275,099
Preferred Bank	2,000	87,540
Premier Financial Bancorp, Inc.	2,125	33,171
Republic Bancorp, Inc., Class A	4,600	210,864
S&T Bancorp, Inc.	2,480	93,496
Shore Bancshares, Inc.	2,700	41,445
Sierra Bancorp	3,900	96,720
Simmons First National Corp., Class A	4,078	93,019
South State Corp.	19,970	1,315,823
Stock Yards Bancorp, Inc.	2,150	71,660
Tompkins Financial Corp.	2,548	201,368
Towne Bank	2,300	58,328
TriCo Bancshares	24,600	917,580
TriState Capital Holdings, Inc.†	5,600	115,192
TrustCo Bank Corp.	26,600	196,308
Trustmark Corp.	71,700	2,277,909
UMB Financial Corp.	25,260	1,559,552
Umpqua Holdings Corp.	102,214	1,632,358
United Bankshares, Inc.	33,400	1,195,052
United Community Banks, Inc.	50,900	1,349,359
Veritex Holdings, Inc.	20,722	526,960
Washington Trust Bancorp, Inc.	4,280	210,105
Webster Financial Corp.	12,700	562,356

West Bancorporation, Inc.	4,330	90,064
Westamerica Bancorporation	35,824	2,145,499
Wintrust Financial Corp.	18,100	1,226,094

		49,592,836

Banks-Mortgage - 0.3%

Walker & Dunlop, Inc.	17,500	879,725

Broadcast Services/Program - 0.1%

Hemisphere Media Group, Inc.†	34,100	460,350

Building & Construction Products-Misc. - 0.4%

Armstrong Flooring, Inc.†	16,100	169,694
Louisiana-Pacific Corp.	51,000	1,163,820

		1,333,514

Building & Construction-Misc. - 1.1%

EMCOR Group, Inc.	38,748	3,121,539
MYR Group, Inc.†	19,700	636,113

		3,757,652

Building Products-Doors & Windows - 0.1%

Masonite International Corp.†	7,800	370,890

Building Products-Wood - 0.2%

Boise Cascade Co.	29,300	650,460
Universal Forest Products, Inc.	700	22,575

		673,035

Building-Heavy Construction - 0.5%

Great Lakes Dredge & Dock Corp.†	97,700	1,039,528
Sterling Construction Co., Inc.†	32,900	392,826
Tutor Perini Corp.†	24,800	360,592

		1,792,946

Building-Maintenance & Services - 0.7%

ABM Industries, Inc.	62,400	2,262,000

Building-Residential/Commercial - 1.6%

KB Home	135,300	3,400,089
TRI Pointe Group, Inc.†#	152,200	1,872,060

		5,272,149

Cable/Satellite TV - 0.3%

Liberty Latin America, Ltd., Class A†	41,300	704,165
WideOpenWest, Inc.†	55,800	416,268

		1,120,433

Capacitors - 0.1%

KEMET Corp.	24,400	387,960

Casino Hotels - 0.1%

Boyd Gaming Corp.	9,900	236,808

Chemicals-Diversified - 0.0%

AdvanSix, Inc.†	5,300	129,214

Chemicals-Specialty - 0.3%

Kraton Corp.†	14,500	354,815
Minerals Technologies, Inc.	6,760	351,385
Stepan Co.	2,100	178,206
Univar, Inc.†	3,809	76,218
Valhi, Inc.	25,500	51,000

		1,011,624

Coal - 1.8%

Arch Coal, Inc., Class A#	32,100	2,829,615
CONSOL Energy, Inc.†	4,400	115,368
Peabody Energy Corp.	42,900	1,009,008
Ramaco Resources, Inc.†	17,900	100,777
Warrior Met Coal, Inc.	74,200	1,915,102

		5,969,870

Commercial Services - 0.1%

Acacia Research Corp.†	98,072	305,985

Commercial Services-Finance - 0.2%

CBIZ, Inc.†	20,800	411,840
EVERTEC, Inc.	3,800	108,908
Green Dot Corp., Class A†	2,100	97,461

		618,209

Communications Software - 0.1%

Avaya Holdings Corp.†	17,500	220,150

Computer Services - 1.2%

CACI International, Inc., Class A†	2,000	407,040
Insight Enterprises, Inc.†	26,400	1,359,072
Perspecta, Inc.	70,000	1,519,700
Unisys Corp.†	20,500	198,850
Virtusa Corp.†	6,700	284,080

		3,768,742

Computer Software - 0.1%

TiVo Corp.	50,300	362,160

Computers-Integrated Systems - 0.3%

NetScout Systems, Inc.†	34,900	855,399

Computers-Other - 0.2%

Lumentum Holdings, Inc.†	13,100	530,157

Consulting Services - 1.9%

CRA International, Inc.	7,000	262,080
FTI Consulting, Inc.†	19,600	1,644,832
Huron Consulting Group, Inc.†	21,100	1,038,753
Kelly Services, Inc., Class A	32,000	752,000
Navigant Consulting, Inc.	71,100	1,564,200
Vectrus, Inc.†	29,300	1,033,997

		6,295,862

Consumer Products-Misc. - 0.8%

Central Garden & Pet Co., Class A†	43,800	1,119,966
Helen of Troy, Ltd.†	10,900	1,456,349

		2,576,315

Data Processing/Management - 0.2%

Fair Isaac Corp.†	2,020	597,718

Dental Supplies & Equipment - 0.6%

Patterson Cos., Inc.#	99,400	2,089,388

Dialysis Centers - 0.1%

American Renal Associates Holdings, Inc.†	50,000	324,500

Disposable Medical Products - 0.1%

CONMED Corp.	2,300	185,104

Distribution/Wholesale - 1.1%

Anixter International, Inc.†	3,100	165,416

Core-Mark Holding Co., Inc.	58,300	2,150,104
Fossil Group, Inc.†#	30,400	297,616
Titan Machinery, Inc.†	42,500	710,600
Veritiv Corp.†	21,100	372,626

		3,696,362

Diversified Manufacturing Operations - 0.5%

EnPro Industries, Inc.	2,300	127,627
Fabrinet†	26,200	1,117,168
Harsco Corp.†	11,600	290,000

		1,534,795

E-Commerce/Services - 0.9%

Liberty Expedia Holdings, Inc., Class A†	68,800	2,836,624

E-Marketing/Info - 0.1%

New Media Investment Group, Inc.	30,900	285,207

E-Services/Consulting - 0.2%

Perficient, Inc.†	24,500	745,535

Electric Products-Misc. - 0.0%

Graham Corp.	6,300	128,583

Electric-Distribution - 0.2%

Spark Energy, Inc., Class A#	35,300	345,940
Unitil Corp.	5,300	301,358

		647,298

Electric-Generation - 0.2%

Atlantic Power Corp.†#	271,900	633,527

Electric-Integrated - 3.5%

Avista Corp.	28,180	1,176,797
Black Hills Corp.	26,400	2,011,680
El Paso Electric Co.	40,200	2,339,640
IDACORP, Inc.	13,000	1,303,510
MGE Energy, Inc.	3,600	238,464
NorthWestern Corp.	4,600	326,324
PNM Resources, Inc.	9,200	433,412
Portland General Electric Co.	65,900	3,483,474

		11,313,301

Electronic Components-Misc. - 1.6%

Bel Fuse, Inc., Class B	22,500	388,800
Benchmark Electronics, Inc.	92,121	2,034,953
Comtech Telecommunications Corp.	4,000	84,600
Kimball Electronics, Inc.†	17,800	253,650
OSI Systems, Inc.†	8,300	859,797
Sanmina Corp.†	51,800	1,377,362
Vishay Intertechnology, Inc.	9,500	144,780
Vishay Precision Group, Inc.†	2,200	78,804

		5,222,746

Electronic Components-Semiconductors - 2.0%

Alpha & Omega Semiconductor, Ltd.†	43,900	374,906
Amkor Technology, Inc.†	143,400	929,232
Photronics, Inc.†	33,100	268,441
Rambus, Inc.†	262,600	2,983,136
Synaptics, Inc.†#	21,900	579,255
Xperi Corp.	71,700	1,506,417

		6,641,387

Electronic Measurement Instruments - 0.1%

Stoneridge, Inc.†	17,500	455,525

Electronic Parts Distribution - 1.3%

Tech Data Corp.†	45,650	4,138,172

Energy-Alternate Sources - 0.7%

FutureFuel Corp.	31,000	321,780
Renewable Energy Group, Inc.†#	56,600	885,224
REX American Resources Corp.†	15,100	1,018,797

		2,225,801

Engineering/R&D Services - 0.8%

KBR, Inc.	99,300	2,206,446
VSE Corp.	18,700	450,857

		2,657,303

Enterprise Software/Service - 0.5%

Donnelley Financial Solutions, Inc.†	20,500	252,765
MicroStrategy, Inc., Class A†	7,500	996,825
Progress Software Corp.	3,900	159,744
Verint Systems, Inc.†	6,100	346,175

		1,755,509

Finance-Commercial - 0.1%

Marlin Business Services Corp.	8,300	185,090

Finance-Consumer Loans - 0.2%

Nelnet, Inc., Class A	10,300	610,275

Finance-Investment Banker/Broker - 0.1%

Houlihan Lokey, Inc.	3,600	162,756
Oppenheimer Holdings, Inc., Class A	1,700	41,888

		204,644

Finance-Mortgage Loan/Banker - 0.2%

PennyMac Financial Services, Inc.	38,400	814,464

Finance-Other Services - 0.0%

BGC Partners, Inc., Class A	27,700	130,190

Financial Guarantee Insurance - 1.5%

MBIA, Inc.†	108,700	964,169
MGIC Investment Corp.†	171,500	2,323,825
Radian Group, Inc.	69,800	1,567,010

		4,855,004

Food-Dairy Products - 0.0%

Dean Foods Co.#	6,700	7,370

Food-Wholesale/Distribution - 0.2%

Fresh Del Monte Produce, Inc.	9,450	236,439
SpartanNash Co.	37,000	426,980

		663,419

Footwear & Related Apparel - 0.0%

Weyco Group, Inc.	700	17,514

Gas-Distribution - 2.3%

New Jersey Resources Corp.	22,300	1,058,135

Northwest Natural Holding Co.	25,300	1,741,146
ONE Gas, Inc.	9,700	849,332
Southwest Gas Holdings, Inc.	30,740	2,617,204
Spire, Inc.	16,100	1,341,452

		7,607,269

Home Furnishings - 0.1%

Hooker Furniture Corp.	7,700	206,591

Hotels/Motels - 0.1%

Red Lion Hotels Corp.†	21,700	164,486

Housewares - 0.0%

Lifetime Brands, Inc.	16,000	124,800

Human Resources - 0.8%

Barrett Business Services, Inc.	12,700	914,654
Cross Country Healthcare, Inc.†	65,300	464,283
Heidrick & Struggles International, Inc.	6,000	182,160
Korn Ferry	3,500	150,780
TrueBlue, Inc.†	50,300	1,068,372

		2,780,249

Independent Power Producers - 1.0%

Clearway Energy, Inc., Class A	79,900	1,144,967
Clearway Energy, Inc., Class C	70,700	1,060,500
Vistra Energy Corp.	48,229	1,136,275

		3,341,742

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.	11,400	399,684

Insurance-Life/Health - 1.2%

American Equity Investment Life Holding Co.	90,300	2,556,393
CNO Financial Group, Inc.	84,620	1,329,380
Primerica, Inc.	1,200	137,832

		4,023,605

Insurance-Multi-line - 0.0%

Horace Mann Educators Corp.	2,480	100,465

Insurance-Property/Casualty - 1.1%

Ambac Financial Group, Inc.†	23,700	360,240
AMERISAFE, Inc.	10,900	649,313
FedNat Holding Co.	11,100	150,072
First American Financial Corp.	12,700	655,955
Hallmark Financial Services, Inc.†	8,300	97,857
Heritage Insurance Holdings, Inc.	45,700	668,591
National General Holdings Corp.	3,200	72,704
Safety Insurance Group, Inc.	3,900	355,407
Stewart Information Services Corp.	10,500	431,865

		3,442,004

Insurance-Reinsurance - 1.0%

Argo Group International Holdings, Ltd.	8,475	597,403
Essent Group, Ltd.†	41,000	1,924,950
Global Indemnity, Ltd.	1,300	38,610
Third Point Reinsurance, Ltd.†	83,400	847,344

		3,408,307

Internet Content-Entertainment - 0.1%

Limelight Networks, Inc.†	131,100	403,788

Investment Companies - 0.3%

BrightSphere Investment Group PLC	97,700	1,049,298

Investment Management/Advisor Services - 0.6%

Associated Capital Group, Inc., Class A#	1,300	48,503
Boston Private Financial Holdings, Inc.	54,900	562,725
Stifel Financial Corp.	26,100	1,399,743

		2,010,971

Linen Supply & Related Items - 0.1%

UniFirst Corp.	2,400	381,072

Machinery-Construction & Mining - 0.1%

Hyster-Yale Materials Handling, Inc.	3,700	162,726

Machinery-Electrical - 0.0%

Bloom Energy Corp. Class A†#	1,600	17,280

Machinery-Farming - 0.2%

AGCO Corp.	10,760	716,186

Machinery-General Industrial - 0.2%

Applied Industrial Technologies, Inc.	900	48,897
DXP Enterprises, Inc.†	16,100	518,742

		567,639

Medical Imaging Systems - 0.2%

Lantheus Holdings, Inc.†	28,700	688,513

Medical Information Systems - 0.2%

Allscripts Healthcare Solutions, Inc.†	48,100	468,013
Computer Programs & Systems, Inc.	10,500	271,005

		739,018

Medical Labs & Testing Services - 0.0%

SI-BONE, Inc.†	6,500	109,135

Medical Products - 0.0%

FONAR Corp.†	4,400	84,480

Medical-Biomedical/Gene - 1.3%

Acceleron Pharma, Inc.†#	6,700	267,263
Acorda Therapeutics, Inc.†	8,800	81,752
AMAG Pharmaceuticals, Inc.†#	6,500	61,945
Arbutus Biopharma Corp.†	68,448	124,575
Arcus Biosciences, Inc.†	37,565	318,551
BioCryst Pharmaceuticals, Inc.†#	40,300	141,050
Epizyme, Inc.†	34,000	467,160
Fate Therapeutics, Inc.†#	19,700	379,816
Five Prime Therapeutics, Inc.†#	18,300	153,720
Iovance Biotherapeutics, Inc.†#	32,700	534,645
Karyopharm Therapeutics, Inc.†#	28,400	160,176
Medicines Co.†#	24,000	855,600
Scholar Rock Holding Corp.†#	22,300	408,982
Tocagen, Inc.†	35,200	179,168

		4,134,403

Medical-Drugs - 0.8%

Corvus Pharmaceuticals, Inc.†#	1,100	4,147
Enanta Pharmaceuticals, Inc.†	4,000	361,880
Intra-Cellular Therapies, Inc.†	15,000	194,850
Kala Pharmaceuticals, Inc.†#	37,600	207,928
Lannett Co., Inc.†#	91,500	481,290
Mallinckrodt PLC†#	27,500	238,975
Minerva Neurosciences, Inc.†	44,800	233,408
Prestige Consumer Healthcare, Inc.†#	18,400	534,152
Spero Therapeutics, Inc.†	21,500	242,090
Zogenix, Inc.†#	3,500	131,915

		2,630,635

Medical-Generic Drugs - 0.2%

Endo International PLC†	123,000	608,850

Medical-HMO - 1.3%

Magellan Health, Inc.†	16,200	1,069,686
Molina Healthcare, Inc.†	2,400	341,424
Triple-S Management Corp., Class B†	103,620	2,538,690
WellCare Health Plans, Inc.†	1,150	317,618

		4,267,418

Medical-Wholesale Drug Distribution - 0.1%

Owens & Minor, Inc.#	66,250	178,212

Metal Processors & Fabrication - 0.1%

LB Foster Co., Class A†	6,700	161,939

Metal Products-Distribution - 0.3%

Worthington Industries, Inc.	26,540	906,076

Metal-Iron - 0.0%

Cleveland-Cliffs, Inc.#	7,400	64,380

Multimedia - 0.0%

E.W. Scripps Co., Class A	6,900	105,018
Entravision Communications Corp., Class A	2,365	6,953

		111,971

Networking Products - 0.2%

Infinera Corp.†#	108,300	336,813
NeoPhotonics Corp.†	33,000	128,370
NETGEAR, Inc.†#	11,600	292,320

		757,503

Office Furnishings-Original - 0.0%

Kimball International, Inc., Class B	6,400	98,816

Office Supplies & Forms - 0.7%

ACCO Brands Corp.	294,700	2,166,045

Oil Companies-Exploration & Production - 1.0%

Abraxas Petroleum Corp.†	135,700	129,607
Denbury Resources, Inc.†#	76,700	110,448
Gulfport Energy Corp.†	222,600	1,217,622
Midstates Petroleum Co., Inc.†	77,100	515,799
Southwestern Energy Co.†#	60,400	216,836
W&T Offshore, Inc.†	242,800	1,019,760

		3,210,072

Oil Field Machinery & Equipment - 0.4%

Dril-Quip, Inc.†	30,000	1,237,500

Oil Refining & Marketing - 0.7%

CVR Energy, Inc.	14,700	624,309
Delek US Holdings, Inc.	33,900	1,037,679
Murphy USA, Inc.†	3,800	304,988
Par Pacific Holdings, Inc.†	9,600	188,160

		2,155,136

Oil-Field Services - 1.7%

FTS International, Inc.†	103,500	636,525
Matrix Service Co.†	75,700	1,370,170
McDermott International, Inc.†#	37,133	224,283
MRC Global, Inc.†	95,800	1,417,840
Nine Energy Service, Inc.†	22,900	387,010
NOW, Inc.†	109,100	1,421,573

		5,457,401

Paper & Related Products - 0.9%

Domtar Corp.	9,640	405,362
Schweitzer-Mauduit International, Inc.	55,800	1,745,982
Verso Corp., Class A†	39,700	683,634

		2,834,978

Pastoral & Agricultural - 0.1%
Darling Ingredients, Inc.†	16,500	311,850

Poultry - 0.7%

Sanderson Farms, Inc.#	15,700	2,146,347

Power Converter/Supply Equipment - 0.1%

Powell Industries, Inc.	13,600	468,112

Printing-Commercial - 0.4%

Ennis, Inc.	9,500	175,940
LSC Communications, Inc.	67,700	328,345
Quad/Graphics, Inc.#	78,500	657,045
RR Donnelley & Sons Co.#	11,500	25,530

		1,186,860

Private Equity - 0.1%

Kennedy-Wilson Holdings, Inc.	22,600	464,430

Publishing-Books - 0.2%

Houghton Mifflin Harcourt Co.†	62,300	351,372
Tribune Publishing Co.	18,000	176,760

		528,132

Publishing-Newspapers - 0.2%

Gannett Co., Inc.	82,100	645,306

Publishing-Periodicals - 0.1%

Meredith Corp.#	5,200	269,204

Real Estate Investment Trusts - 13.6%

AG Mtg. Investment Trust, Inc.	68,400	1,054,728
Alexander & Baldwin, Inc.	22,575	520,805
American Assets Trust, Inc.	48,900	2,219,571
Armada Hoffler Properties, Inc.	55,600	917,400
ARMOUR Residential REIT, Inc.	30,300	527,220
Ashford Hospitality Trust, Inc.	201,880	900,385
Braemar Hotels & Resorts, Inc.	70,200	732,888
Capstead Mtg. Corp.	77,500	613,025
Cedar Realty Trust, Inc.	43,600	123,388
Cherry Hill Mtg. Investment Corp.	28,400	462,920
City Office REIT, Inc.	9,400	110,826
CoreCivic, Inc.	89,000	1,949,100
CorEnergy Infrastructure Trust, Inc.#	8,908	343,760
CorePoint Lodging, Inc.	19,000	230,280
CoreSite Realty Corp.	12,600	1,470,672
Cousins Properties, Inc.	372,660	3,372,573
DiamondRock Hospitality Co.	216,734	2,147,834

Dynex Capital, Inc.#	20,000	110,000
Easterly Government Properties, Inc.	30,900	568,869
Essential Properties Realty Trust, Inc.	4,600	97,796
First Industrial Realty Trust, Inc.	31,500	1,093,365
Franklin Street Properties Corp.	20,300	146,972
GEO Group, Inc.	155,950	3,419,984
Getty Realty Corp.	32,846	1,016,912
Gladstone Commercial Corp.	8,300	174,881
Global Medical REIT, Inc.	14,200	151,372
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,100	520,791
Hersha Hospitality Trust	7,000	119,350
Highwoods Properties, Inc.	11,300	495,618
Hospitality Properties Trust	18,040	448,655
Hudson Pacific Properties, Inc.	5,300	177,073
Industrial Logistics Properties Trust	4,174	78,722
Invesco Mtg. Capital, Inc.	101,500	1,562,085
Jernigan Capital, Inc.#	9,300	196,416
Kite Realty Group Trust	31,100	472,720
KKR Real Estate Finance Trust, Inc.	27,600	545,928
Mack-Cali Realty Corp.	48,000	1,090,560
New Senior Investment Group, Inc.	91,400	602,326
Pebblebrook Hotel Trust	46,793	1,302,249
Piedmont Office Realty Trust, Inc., Class A	34,500	701,385
PotlatchDeltic Corp.	26,300	884,995
Preferred Apartment Communities, Inc., Class A#	16,800	263,760
PS Business Parks, Inc.	4,900	788,508
Redwood Trust, Inc.	46,000	732,780
Rexford Industrial Realty, Inc.	14,200	536,760
RLJ Lodging Trust	43,526	747,341
Saul Centers, Inc.	1,300	69,797
STAG Industrial, Inc.	7,900	230,522
Sun Communities, Inc.	3,600	454,572
Sunstone Hotel Investors, Inc.	205,172	2,753,408
Tier REIT, Inc.	8,100	218,052
Two Harbors Investment Corp.	77,605	948,333
Urban Edge Properties	34,400	593,400
Urstadt Biddle Properties, Inc., Class A	13,400	293,192
Washington Real Estate Investment Trust	5,200	138,372
Xenia Hotels & Resorts, Inc.#	99,000	2,070,090

		44,515,286

Real Estate Management/Services - 0.0%

Newmark Group, Inc., Class A	13,129	104,769

Rental Auto/Equipment - 0.5%

Rent-A-Center, Inc.†	70,400	1,679,744

Retail-Apparel/Shoe - 0.7%

Abercrombie & Fitch Co., Class A	92,800	1,605,440
Cato Corp., Class A	34,100	422,499
Chico’s FAS, Inc.	21,300	71,781
Designer Brands, Inc.	2,500	45,225
Express, Inc.†#	62,500	188,125

		2,333,070

Retail-Appliances - 0.1%

Conn’s, Inc.†#	12,000	215,400

Retail-Automobile - 0.3%

Lithia Motors, Inc., Class A	2,600	296,790
Rush Enterprises, Inc., Class A	17,600	620,752

		917,542

Retail-Bookstores - 0.2%

Barnes & Noble Education, Inc.†	154,000	488,180

Retail-Building Products - 0.2%

BMC Stock Holdings, Inc.†	25,100	502,753

Retail-Discount - 0.0%

Citi Trends, Inc.	9,600	131,328

Retail-Drug Store - 0.0%

Rite Aid Corp.†#	6,604	50,587

Retail-Home Furnishings - 0.0%

Bassett Furniture Industries, Inc.	6,500	95,485

Retail-Jewelry - 0.1%

Movado Group, Inc.	13,700	352,912

Retail-Misc./Diversified - 0.0%

Sally Beauty Holdings, Inc.†#	3,900	59,202

Retail-Office Supplies - 0.4%

Office Depot, Inc.	660,200	1,293,992

Retail-Restaurants - 0.6%

Brinker International, Inc.#	45,700	1,716,949
Cannae Holdings, Inc.†	15,800	401,794

		2,118,743

Retail-Sporting Goods - 0.9%

Hibbett Sports, Inc.†	103,100	2,280,572
Zumiez, Inc.†#	26,300	520,214

		2,800,786

Rubber/Plastic Products - 0.5%

Myers Industries, Inc.	6,158	104,193
Trinseo SA	44,300	1,632,012

		1,736,205

Savings & Loans/Thrifts - 3.2%

BankFinancial Corp.	23,000	319,700
Dime Community Bancshares, Inc.	16,600	295,148
First Defiance Financial Corp.	14,600	395,660
Flushing Financial Corp.	21,300	447,939
HomeTrust Bancshares, Inc.	3,500	85,680
Investors Bancorp, Inc.	268,300	2,793,003
Meridian Bancorp, Inc.	35,200	607,904
Northfield Bancorp, Inc.	70,700	1,061,207
Oritani Financial Corp.#	3,100	49,600
Pacific Premier Bancorp, Inc.	21,300	602,790
People’s United Financial, Inc.	9,100	139,867
Riverview Bancorp, Inc.	9,300	72,075
Territorial Bancorp, Inc.	2,900	78,010
United Community Financial Corp.	13,600	124,576
United Financial Bancorp, Inc.	11,000	143,440
Washington Federal, Inc.	67,600	2,134,132

Waterstone Financial, Inc.	10,000	165,100
WSFS Financial Corp.	23,956	950,814

		10,466,645

Schools - 0.8%

American Public Education, Inc.†	9,600	268,608
K12, Inc.†	76,200	2,329,434

		2,598,042

Seismic Data Collection - 0.0%

Dawson Geophysical Co.†	6,869	15,387

Semiconductor Components-Integrated Circuits - 0.6%

Cirrus Logic, Inc.†	52,300	1,954,451

Semiconductor Equipment - 0.3%

Cohu, Inc.	16,900	245,895
Ultra Clean Holdings, Inc.†#	16,700	212,925
Veeco Instruments, Inc.†	46,400	533,136

		991,956

Steel-Producers - 0.1%

Commercial Metals Co.	29,200	389,820

Telecom Equipment-Fiber Optics - 0.6%

Ciena Corp.†	54,800	1,914,712

Telecom Services - 0.2%

Consolidated Communications Holdings, Inc.#	128,700	514,800
Spok Holdings, Inc.	2,500	38,625

		553,425

Telecommunication Equipment - 0.1%

ADTRAN, Inc.	30,900	484,512

Television - 1.1%

Gray Television, Inc.†	13,200	227,436
Sinclair Broadcast Group, Inc., Class A	58,200	3,124,176
TEGNA, Inc.	17,800	269,492

		3,621,104

Textile-Products - 0.0%

Culp, Inc.	4,000	68,920

Theaters - 0.1%

AMC Entertainment Holdings, Inc., Class A#	37,600	450,448

Tobacco - 0.1%

Vector Group, Ltd.#	23,515	210,459

Transactional Software - 0.3%

ACI Worldwide, Inc.†	28,500	896,610
Synchronoss Technologies, Inc.†	20,500	130,790

		1,027,400

Transport-Marine - 0.3%

Costamare, Inc.	42,100	215,552
SEACOR Holdings, Inc.†	19,800	823,878

		1,039,430

Transport-Services - 0.1%

Echo Global Logistics, Inc.†	20,400	401,268

Transport-Truck - 0.7%

ArcBest Corp.	59,820	1,499,688
Covenant Transportation Group, Inc., Class A†	8,400	126,168
YRC Worldwide, Inc.†#	131,228	559,031

		2,184,887

Water - 0.2%

American States Water Co.	5,100	371,994
Artesian Resources Corp., Class A	1,300	46,293
Consolidated Water Co., Ltd.	12,100	163,955

		582,242

Wire & Cable Products - 0.0%

Encore Wire Corp.	3,000	149,730

Wireless Equipment - 0.1%

InterDigital, Inc.	5,100	323,952

Total Long-Term Investment Securities
(cost $317,272,560)		316,571,671

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(1)(2) (cost $2,812,413)	2,812,413	2,812,413

REPURCHASE AGREEMENTS - 3.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $10,932,456 collateralized by $11,055,000 of United States Treasury Notes, bearing interest at 2.25% due 04/15/2022 and having an approximate value of $11,156,341 (cost $10,932,000)	$10,932,000	10,932,000

TOTAL INVESTMENTS
(cost $331,016,973)	100.7%	330,316,084
Liabilities in excess of other assets	(0.7)	(2,242,064)

NET ASSETS	100.0%	$328,074,020

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At May 31, 2019, the Fund had loaned securities with a total value of $18,039,612. This was secured by collateral of $2,812,413, which was received in cash and subsequently invested in short-term investments currently valued at $2,812,413 as reported in the Portfolio of Investments. Additional collateral of $16,138,650 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
Federal National Mtg. Assoc.	3.50%	10/01/2047 to 12/01/2047	$8,198
Government National Mtg. Assoc.	3.00% to 4.50%	06/20/2046 to 05/20/2048	445
United States Treasury Bills	0.00%	06/13/2019 to 08/29/2019	1,637,476
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	14,492,531

(2)	The rate shown is the 7-day yield as of May 31, 2019.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized (Depreciation)
145	Long	Russell 2000 E-Mini Index	June 2019	$11,217,449	$10,632,125	$(585,324)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$316,571,671	$—	$—	$316,571,671
Short-Term Investment Securities	2,812,413	—	—	2,812,413
Repurchase Agreements	—	10,932,000	—	10,932,000

Total Investments at Value	$319,384,084	$10,932,000	$—	$330,316,084

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$585,324	$—	$—	$585,324

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2019 - (unaudited)

Security Description	Principal Amount/ Shares(17)	Value (Note 1)
ASSET BACKED SECURITIES - 3.0%
Diversified Financial Services - 3.0%

American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$500,000	$506,151
American Express Credit Account Master Trust FRS Series 2018-5, Class A 2.78% (1 ML+0.34%) due 12/15/2025	220,000	219,098
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	225,000	228,264
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	303,000	309,944
Americredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	500,000	506,314
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	400,000	399,743
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	318,000	322,520
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	680,000	718,559
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	850,000	913,995
Benchmark Mtg. Trust Series 2018-B7, Class A4 4.51% due 05/15/2053(1)	2,000,000	2,256,127
BMW Vehicle Lease Trust Series 2019-1, Class A4 3.38% due 08/22/2022	350,000	355,339
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 3.50% (1 ML+1.00%) due 04/15/2034*(1)	700,000	698,688
BX Trust FRS Series 2018-MCSF, Class A 3.02% (1 ML+0.58%) due 04/15/2035*(1)	1,235,000	1,223,977
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	175,000	173,289
Carmax Auto Owner Trust Series 2019-2, Class A3 2.90% due 03/15/2024	250,000	253,089
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	400,000	410,199
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	765,432	789,463
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,443
Citibank Credit Card Issuance Trust FRS Series 2017-A5, Class A5 3.06% (1 ML+0.62%) due 04/22/2026	500,000	503,237
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	100,000	103,366
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(1)(3)	1,000,000	1,100,806
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 0.95% due 03/10/2048(1)(3)(4)	4,849,051	175,938
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(3)	250,000	263,400
COMM Mtg. Trust Series 2018-COR3, Class A3 4.23% due 05/10/2051(1)	1,000,000	1,095,994
CORE Mtg. Trust FRS Series 2019-CORE, Class A 3.32% (1 ML+0.88%) due 12/15/2031*(1)	640,000	641,053
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	150,000	151,667
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	511,274
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 3.14% (1 ML+0.70%) due 06/15/2034*(1)	1,000,000	997,484
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	100,000	99,903
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	220,000	224,554
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	115,000	114,009
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	100,000	104,069
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	129,000	128,585
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A 2.48% due 09/15/2024	250,000	251,226
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	199,547

GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)		75,000	75,013
Honda Auto Receivables Owner Trust Series 2019 -1, Class A3 2.83% due 03/20/2023		233,000	236,236
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)		960,000	1,052,491
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)		2,496,001	2,468,602
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)		1,686,409	1,703,733
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024		62,000	63,031
Mercedes-Benz Auto Lease Trust Series 2018-B, Class A4 3.31% due 07/15/2024		367,000	373,620
MTRO Commercial Mtg. Trust-TECH FRS Series 2019 -TECH, Class A 3.34% (1 ML+0.90%) due 12/15/2033*(1)		550,000	550,340
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)		882,037	885,001
Stonemont Portfolio Trust FRS Series 2017-MONT, Class A 3.29% (1 ML+0.85%) due 08/20/2030*(1)		487,555	487,250
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024		100,000	99,915
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024		200,000	205,080
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*		250,000	249,305
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*		100,000	101,254
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025		150,000	154,760

Total Asset Backed Securities
(cost $25,049,623)			25,756,945

U.S. CORPORATE BONDS & NOTES - 34.1%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024#		108,000	114,029
Interpublic Group of Cos., Inc. Senior Notes 5.40% due 10/01/2048		155,000	165,042

			279,071

Aerospace/Defense - 0.1%

BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*		529,000	547,528
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020		248,000	248,799

			796,327

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp. Senior Notes 1.15% due 05/18/2024	EUR	1,050,000	1,210,954

Agricultural Chemicals - 0.0%

Mosaic Co. Senior Notes 5.63% due 11/15/2043		147,000	153,496

Airlines - 0.1%

Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(5)		42,194	42,439
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024		807,044	823,346

			865,785

Applications Software - 0.4%

CDK Global, Inc. Senior Notes 5.88% due 06/15/2026		1,266,000	1,310,310
Microsoft Corp. Senior Notes 3.13% due 12/06/2028	EUR	850,000	1,179,948
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*		1,322,000	1,331,954

			3,822,212

Auto-Cars/Light Trucks - 0.5%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*		408,000	411,419
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*		518,000	516,504
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023		610,000	586,683
Ford Motor Credit Co. LLC Senior Notes 4.54% due 03/06/2025	GBP	400,000	524,208

General Motors Financial Co, Inc. Company Guar. Notes 1.69% due 03/26/2025	EUR	600,000	671,212
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023		379,000	379,043
Hyundai Capital America Senior Notes 3.95% due 02/01/2022*		334,000	341,392
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*		412,000	408,174
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023		364,000	376,786

			4,215,421

Auto-Heavy Duty Trucks - 0.3%

Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*		1,329,000	1,319,963
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*		1,434,000	1,462,680

			2,782,643

Auto/Truck Parts & Equipment-Original - 0.0%

Lear Corp. Senior Notes 5.25% due 05/15/2049		201,000	189,647

Banks-Commercial - 0.4%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		1,040,000	1,112,777
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		575,000	779,872
SunTrust Bank Senior Notes 3.20% due 04/01/2024		801,000	816,066
SunTrust Bank Senior Notes 3.50% due 08/02/2022		308,000	313,568
Webster Financial Corp. Senior Notes 4.10% due 03/25/2029		577,000	595,724

			3,618,007

Banks-Super Regional - 0.4%

Bank of America NA Senior Notes 3.34% due 01/25/2023		426,000	433,889
Wells Fargo & Co. Senior Notes 1.00% due 02/02/2027	EUR	1,100,000	1,231,801
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025		1,414,000	1,452,905
Wells Fargo Bank NA Sub. Notes 5.25% due 08/01/2023	GBP	400,000	568,069

			3,686,664

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*		1,730,000	1,734,325
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		1,893,000	1,911,930

			3,646,255

Beverages-Non-alcoholic - 0.2%

Coca-Cola Co. Senior Notes 1.25% due 03/08/2031	EUR	470,000	541,204
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*		513,000	541,263
PepsiCo., Inc. Senior Notes 2.75% due 04/30/2025		288,000	291,466

			1,373,933

Beverages-Wine/Spirits - 0.0%

Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048		161,000	177,049

Brewery - 0.1%

Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036		243,000	250,702
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046		222,000	229,690
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		124,000	123,182
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049		431,000	487,378

			1,090,952

Broadcast Services/Program - 0.1%

Fox Corp. Senior Notes 5.48% due 01/25/2039*		203,000	231,062
Fox Corp. Senior Notes 5.58% due 01/25/2049*		257,000	298,943

			530,005

Building & Construction Products-Misc. - 0.3%

Owens Corning Senior Notes 4.30% due 07/15/2047	483,000	406,784
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,825,000	1,881,995

		2,288,779

Building & Construction-Misc. - 0.3%

Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*#	1,258,000	1,320,900
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	969,000	949,620

		2,270,520

Building-Heavy Construction - 0.4%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	1,256,000	1,321,940
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	1,900,000	1,824,665

		3,146,605

Building-Residential/Commercial - 0.0%

Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	226,000	215,830

Cable/Satellite TV - 1.4%

Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,614,000	1,658,385
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	556,000	550,440
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	980,000	1,000,531
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	394,000	402,865
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	472,000	486,750
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 4.23% (3 ML+1.65%) due 02/01/2024	1,290,000	1,294,826
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	369,000	393,918
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	29,000	29,670
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	112,000	117,778
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	101,000	113,101
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	474,000	480,671
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	62,000	63,170
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	351,000	383,454
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	103,000	114,493
CSC Holdings LLC Company Guar. Notes 5.38% due 07/15/2023*	265,000	268,975
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	4,095,000	4,161,544

		11,520,571

Casino Services - 0.2%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	1,660,000	1,718,100

Cellular Telecom - 1.1%

Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	8,162,000	8,753,745
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	730,000	744,600

		9,498,345

Chemicals-Diversified - 0.2%

Dow Chemical Co. Senior Notes 4.80% due 05/15/2049*#	256,000	256,700

Dow Chemical Co. Senior Notes 5.55% due 11/30/2048*		251,000	279,990
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048		210,000	237,915
Eastman Chemical Co. Senior Notes 1.50% due 05/26/2023	EUR	675,000	791,261

			1,565,866

Chemicals-Fibers - 0.1%

Rayonier AM Products, Inc. Company Guar. Notes 5.50% due 06/01/2024*		1,195,000	964,377

Chemicals-Plastics - 0.1%

Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*		1,127,000	1,127,000

Chemicals-Specialty - 0.2%

Chemours Co. Company Guar. Notes 6.63% due 05/15/2023		870,000	866,737
Huntsman International LLC Senior Notes 4.50% due 05/01/2029		288,000	291,582
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		155,000	209,260

			1,367,579

Coal - 0.2%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		1,954,000	1,924,690

Coatings/Paint - 0.0%

RPM International, Inc. Senior Notes 4.25% due 01/15/2048		29,000	25,487

Commercial Services - 0.0%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		228,000	226,874

Commercial Services-Finance - 0.2%

Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*		1,985,000	1,975,075

Computer Services - 0.2%

IBM Credit LLC Senior Notes 3.00% due 02/06/2023		796,000	802,408
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022		329,000	328,403
International Business Machines Corp. Senior Notes 4.25% due 05/15/2049		142,000	144,548

			1,275,359

Computer Software - 0.2%

Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*#		1,865,000	1,618,298

Computers - 0.5%

Apple, Inc. Senior Notes 2.85% due 05/06/2021		189,000	190,868
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*		249,000	298,395
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*		3,115,000	3,366,100
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		59,000	64,397

			3,919,760

Computers-Integrated Systems - 0.2%

Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#		1,651,000	1,436,370

Consumer Products-Misc. - 0.2%

Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028		1,350,000	1,296,000

Containers-Metal/Glass - 0.6%

Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.50% due 01/15/2023		750,000	759,285
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		854,000	960,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		1,684,000	1,696,630
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025		1,300,000	1,296,750

			4,713,415

Containers-Paper/Plastic - 0.0%

Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024		252,000	259,560

Cosmetics & Toiletries - 0.5%

Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*#		1,875,000	1,799,775

First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*		1,328,000	1,311,400
Procter & Gamble Co. Senior Notes 1.88% due 10/30/2038	EUR	800,000	988,186

			4,099,361

Data Processing/Management - 0.0%

Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029		82,000	83,756

Diagnostic Equipment - 0.2%

Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*		1,482,000	1,381,965
Thermo Fisher Scientific, Inc. Senior Notes 2.88% due 07/24/2037	EUR	380,000	476,695

			1,858,660

Dialysis Centers - 0.2%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		1,950,000	1,900,665

Distribution/Wholesale - 0.2%

H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		1,290,000	1,279,680
IAA Spinco, Inc. Senior Notes 5.50% due 06/15/2027*		357,000	362,351

			1,642,031

Diversified Banking Institutions - 1.3%

Bank of America Corp. Senior Notes 0.75% due 07/26/2023	EUR	800,000	907,152
Bank of America Corp. Senior Notes 2.38% due 06/19/2024	EUR	1,000,000	1,218,428
Bank of America Corp. Senior Notes 3.71% due 04/24/2028		379,000	386,414
Bank of America Corp. Senior Notes 3.86% due 07/23/2024		277,000	286,786
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		413,000	425,821
Bank of America Corp. Senior Notes 4.27% due 07/23/2029		215,000	227,452
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		296,000	361,301
Citigroup, Inc. Senior Notes 2.75% due 01/24/2024	GBP	400,000	519,569
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026		858,000	853,877
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		529,000	553,184
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048		378,000	418,246
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		269,000	315,795
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		107,000	127,736
Goldman Sachs Group, Inc. Senior Notes 2.00% due 11/01/2028	EUR	325,000	377,994
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021		591,000	585,120
Goldman Sachs Group, Inc. Senior Notes 3.13% due 07/25/2029	GBP	400,000	515,027
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028		364,000	365,940
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038		359,000	354,436
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		341,000	353,164
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		232,000	291,772
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023		894,000	904,461
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		222,000	223,486
Morgan Stanley Senior Notes 3.63% due 01/20/2027		841,000	856,225

			11,429,386

Diversified Financial Services - 0.0%

USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*		311,000	312,418

Diversified Manufacturing Operations - 0.2%

Illinois Tool Works, Inc. Senior Notes 0.63% due 12/05/2027	EUR	585,000	647,889
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024		244,000	255,623
Textron, Inc. Senior Notes 3.90% due 09/17/2029		384,000	392,862

			1,296,374

E-Commerce/Products - 0.0%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034		161,000	190,128

Electric Products-Misc. - 0.0%

Emerson Electric Co. Senior Notes 0.38% due 05/22/2024	EUR	325,000	363,440

Electric-Distribution - 0.1%

Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*		303,000	322,947
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048		584,000	665,277

			988,224

Electric-Generation - 0.0%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*		19,000	20,267

Electric-Integrated - 0.8%

AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049		129,000	134,206
Appalachian Power Co. Senior Notes 4.50% due 03/01/2049		142,000	155,874
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		280,000	323,392
DPL, Inc. Senior Notes 4.35% due 04/15/2029*		209,000	213,754
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049		524,000	549,994
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022		165,000	166,534
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039		747,000	814,692
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027		78,000	79,954
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		959,000	1,286,970
Georgia Power Co. Senior Notes 2.00% due 09/08/2020		224,000	222,507
Louisville Gas & Electric Co. 1st Mtg. Bonds 4.25% due 04/01/2049		442,000	479,087
Nevada Power Co. General Refunding Mtg. 2.75% due 04/15/2020		167,000	167,376
NSTAR Electric Co. Senior Notes 3.25% due 05/15/2029		191,000	195,065
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028		366,000	389,526
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048		259,000	282,318
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042		81,000	87,117
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065		570,000	698,500
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*		568,000	575,526

			6,822,392

Electronic Components-Semiconductors - 0.2%

Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*		1,284,000	1,226,220
Intel Corp. Senior Notes 2.45% due 07/29/2020		333,000	333,091

			1,559,311

Electronic Measurement Instruments - 0.1%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024		32,000	33,373
Trimble, Inc. Senior Notes 4.90% due 06/15/2028		509,000	525,736

			559,109

Electronic Parts Distribution - 0.3%

Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025		183,000	187,152
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024		2,149,000	2,126,990

			2,314,142

Energy-Alternate Sources - 0.2%

Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,869,000	1,883,017

Enterprise Software/Service - 0.3%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,709,000	1,747,453
Oracle Corp. Senior Notes 2.95% due 11/15/2024	535,000	543,785

		2,291,238

Finance-Auto Loans - 0.2%

Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	1,229,000	1,275,088

Finance-Consumer Loans - 0.9%

Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,753,000	1,656,585
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,079,000	1,000,773
SLM Corp. Senior Notes 5.63% due 08/01/2033	2,289,000	1,785,420
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,850,000	1,928,070
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	549,000	575,599
Synchrony Financial Senior Notes 4.25% due 08/15/2024	249,000	254,228
Synchrony Financial Senior Notes 4.38% due 03/19/2024	208,000	213,742

		7,414,417

Finance-Credit Card - 0.3%

Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	1,730,000	1,762,437
American Express Co. Senior Notes 3.40% due 02/22/2024	238,000	244,186
American Express Co. Senior Notes 4.20% due 11/06/2025	176,000	188,855

		2,195,478

Finance-Investment Banker/Broker - 0.2%

Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	217,000	201,316
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	1,669
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(5)†	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(5)†	143,000	14
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,289,000	1,295,445

		1,498,455

Finance-Mortgage Loan/Banker - 0.2%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,775,000	1,753,167

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	790,000	798,756

Food-Meat Products - 0.1%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	140,000	136,698
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	116,000	122,970
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	269,000	284,894

		544,562

Food-Misc./Diversified - 0.4%

Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	218,000	229,130
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	280,000	341,805
General Mills, Inc. Senior Notes 4.70% due 04/17/2048#	139,000	142,771
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	360,000	371,285
Mondelez International, Inc. Senior Notes 3.63% due 02/13/2026	355,000	366,779
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	335,000	349,956
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	1,290,000	1,301,288

		3,103,014

Food-Retail - 0.2%

Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025		1,325,000	1,278,890
Kroger Co. Senior Notes 5.40% due 01/15/2049		215,000	229,014

			1,507,904

Gambling (Non-Hotel) - 0.2%

Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*		1,295,000	1,302,304
Twin River Worldwide Holdings, Inc. Senior Notes 6.75% due 06/01/2027*		763,000	774,331
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(5)		272,905	15,064

			2,091,699

Gas-Distribution - 0.1%

NiSource, Inc. Senior Notes 5.65% due 02/01/2045		185,000	219,282
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2014		291,000	294,967

			514,249

Hotels/Motels - 0.2%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024		761,000	792,391
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024		671,000	687,775
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027#		620,000	623,100

			2,103,266

Independent Power Producers - 0.0%

NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*		195,000	200,235

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc. Senior Notes 4.20% due 03/01/2049#		131,000	143,551

Insurance Brokers - 0.0%

Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020		172,000	174,505
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048		186,000	199,727

			374,232

Insurance-Life/Health - 0.1%

Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		272,000	216,550
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029		645,000	651,450

			868,000

Insurance-Multi-line - 0.0%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034		144,000	170,783

Insurance-Mutual - 0.1%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*		287,000	288,695
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*		647,000	643,818

			932,513

Insurance-Property/Casualty - 0.3%

ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022		239,000	241,948
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*		1,265,000	1,274,488
Chubb INA Holdings, Inc. Company Guar. Notes 2.50% due 03/15/2038	EUR	500,000	608,042

			2,124,478

Insurance-Reinsurance - 0.0%

Reinsurance Group of America, Inc. Senior Notes 3.90% due 05/15/2029		155,000	157,488

Internet Connectivity Services - 0.2%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,359,000	1,392,975

Internet Content-Entertainment - 0.2%

Netflix, Inc. Senior Notes 4.38% due 11/15/2026		320,000	311,513
Netflix, Inc. Senior Notes 5.88% due 02/15/2025		1,667,000	1,768,604

			2,080,117

Investment Companies - 0.2%

FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*		1,495,000	1,509,950

Investment Management/Advisor Services - 0.0%

Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022		298,000	300,648

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022		150,000	150,528
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021		151,000	153,111
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023#		228,000	236,095
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*		1,341,000	1,318,538

			1,858,272

Machinery-Electrical - 0.0%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023		284,000	292,111

Machinery-Farming - 0.2%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024		463,000	470,565
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021		180,000	180,017
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022		552,000	559,983
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024		344,000	356,840
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023		159,000	166,073

			1,733,478

Machinery-General Industrial - 0.1%

Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028		549,000	578,521

Medical Labs & Testing Services - 0.3%

Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024		418,000	421,135
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045		150,000	152,199
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*		2,026,000	2,020,935
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*		226,000	222,375

			2,816,644

Medical Products - 0.1%

Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*		1,025,000	1,013,469

Medical-Biomedical/Gene - 0.1%

Celgene Corp. Senior Notes 3.63% due 05/15/2024		279,000	289,215
Celgene Corp. Senior Notes 4.63% due 05/15/2044		130,000	142,174

			431,389

Medical-Drugs - 0.2%

AbbVie, Inc. Senior Notes 4.45% due 05/14/2046		190,000	178,863
AbbVie, Inc. Senior Notes 4.88% due 11/14/2048		215,000	216,026
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*		374,000	382,763
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*		201,000	209,622
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023		175,000	180,254
Johnson & Johnson Senior Notes 5.50% due 11/06/2024	GBP	400,000	615,140

			1,782,668

Medical-Generic Drugs - 0.2%

Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028#		271,000	259,442
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*		1,877,000	1,815,997

			2,075,439

Medical-HMO - 0.4%

Centene Corp. Senior Notes 4.75% due 01/15/2025		463,000	468,787
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*		1,775,000	1,766,125
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022		1,280,000	1,273,309

UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	231,000	242,456

		3,750,677

Medical-Hospitals - 0.5%

HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,266,000	1,359,634
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,500,000	2,608,625

		3,968,259

Medical-Wholesale Drug Distribution - 0.1%

Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	102,000	104,764
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	378,000	350,431

		455,195

Metal Processors & Fabrication - 0.2%

Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,508,000	1,541,930

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,958,000	1,884,575

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 4.13% due 03/12/2024*#	408,000	416,160

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	422,000	411,450
Cleveland-Cliffs, Inc. Senior Notes 5.88% due 06/01/2027*	910,000	846,300

		1,257,750

Multimedia - 0.2%

E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	1,350,000	1,269,000

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	382,000	380,638

Office Supplies & Forms - 0.0%

Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	137,000	149,371

Oil Companies-Exploration & Production - 1.5%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	231,000	278,061
Brazos Valley Longhorn LLC Company Guar. Notes 6.88% due 02/01/2025	1,574,000	1,538,585
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,460,000	1,419,850
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	1,275,000	1,265,693
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*#	2,264,000	1,301,800
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	201,000	209,614
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	1,700,000	1,334,500
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,929,000	1,866,307
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,498,000	1,456,805
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	147,000	176,552
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	466,000	476,181
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	1,250,000	1,200,000

		12,523,948

Oil Companies-Integrated - 0.0%

Chevron Corp. Senior Notes 2.90% due 03/03/2024	367,000	373,401

Oil Field Machinery & Equipment - 0.4%

Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,409,000	1,317,415
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	2,620,000	1,663,700

		2,981,115

Oil Refining & Marketing - 0.0%

Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	311,000	314,310

Oil-Field Services - 0.8%

Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	862,000	883,550
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	1,455,000	1,054,875
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	745,000	737,550
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,588,000	718,570
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	282,000	290,230
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	1,774,000	1,170,840
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,230,000	1,260,750
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 09/01/2027*	312,000	318,630

		6,434,995

Paper & Related Products - 0.1%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	515,000	545,755
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	473,000	491,636
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	139,000	144,245

		1,181,636

Petrochemicals - 0.0%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	157,000	160,756

Pharmacy Services - 0.2%

Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038*	277,000	281,703
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048*	130,000	132,807
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	877,000	877,025
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	143,000	145,438

		1,436,973

Pipelines - 1.9%

Antero Midstream Partners LP/Antero Midstream Finance Corp. Senior Notes 5.75% due 03/01/2027*	756,000	761,670
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	198,000	182,095
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	60,000	64,500
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	1,955,000	2,179,238
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,007,000	1,009,518
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	298,000	304,439
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	230,000	234,835
Energy Transfer Operating LP Company Guar. Notes 4.25% due 03/15/2023	169,000	173,615
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	228,000	239,078
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	72,000	69,031
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	250,000	269,282
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	215,000	213,435
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	107,000	104,860
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	18,000	15,120
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,403,000	1,318,820

Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		678,000	654,880
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*		1,243,000	1,283,398
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038		113,000	139,150
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	990,000	1,146,406
MPLX LP Senior Notes 4.00% due 03/15/2028		274,000	274,464
MPLX LP Senior Notes 4.13% due 03/01/2027		146,000	147,876
MPLX LP Senior Notes 5.50% due 02/15/2049		330,000	351,422
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*		297,000	300,252
Rockies Express Pipeline LLC Senior Notes 4.95% due 07/15/2029*		227,000	225,339
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022		1,355,000	1,341,450
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023		723,000	686,850
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022		1,743,000	1,686,352
Western Gas Partners LP Senior Notes 5.50% due 08/15/2048		371,000	355,816
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044		273,000	297,619

			16,030,810

Platinum - 0.1%

Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		530,000	521,573

Poultry - 0.2%

Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*		1,990,000	2,001,840

Publishing-Books - 0.2%

McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*#		1,523,000	1,380,219

Radio - 0.2%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*		1,639,000	1,650,801

Real Estate Investment Trusts - 1.8%

American Tower Corp. Senior Notes 4.00% due 06/01/2025		249,000	259,120
AvalonBay Communities, Inc. Senior Notes 3.30% due 06/01/2029		191,000	194,038
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025		335,000	340,172
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049#		257,000	280,475
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025		1,362,000	1,396,050
ERP Operating LP Senior Notes 4.15% due 12/01/2028		194,000	212,206
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*		1,295,000	1,298,237
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024		273,000	253,207
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026		1,035,000	1,094,202
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*		1,290,000	1,212,600
iStar, Inc. Senior Notes 5.25% due 09/15/2022		1,385,000	1,390,194
iStar, Inc. Senior Notes 6.00% due 04/01/2022		616,000	622,160
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*		658,000	677,740
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027		1,364,000	1,346,950

Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,945,000	1,974,253
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	192,000	193,200
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	327,000	337,511
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	2,250,000	2,227,500

		15,309,815

Real Estate Management/Services - 0.3%

Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	1,269,000	1,297,983
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*#	1,554,000	1,426,572

		2,724,555

Real Estate Operations & Development - 0.4%

Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	1,451,000	1,440,117
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,006,000	1,996,251

		3,436,368

Rental Auto/Equipment - 0.3%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,469,000	1,285,375
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	1,479,000	1,467,907

		2,753,282

Retail-Appliances - 0.2%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,722,000	1,737,068

Retail-Automobile - 0.2%

AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	308,000	302,223
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	1,356,000	1,362,780

		1,665,003

Retail-Discount - 0.1%

Walmart, Inc. Senior Notes 2.55% due 04/11/2023	441,000	443,168
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	388,000	397,876

		841,044

Retail-Drug Store - 0.0%

Walgreens Boots Alliance, Inc. Senior Notes 4.80% due 11/18/2044	154,000	147,336

Retail-Mail Order - 0.1%

QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	672,000	684,104

Retail-Pawn Shops - 0.2%

FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	1,488,000	1,502,880

Retail-Regional Department Stores - 0.0%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	343,000	339,164

Retail-Restaurants - 0.2%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,450,000	1,448,188
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	319,000	316,245
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048	260,000	272,578

		2,037,011

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(6)(7)	25,000	0

Satellite Telecom - 0.2%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,311,000	1,309,361

Savings & Loans/Thrifts - 0.2%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	849,000	939,936
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	532,000	540,167

		1,480,103

Security Services - 0.3%

Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	1,512,000	1,483,695

Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*#		1,041,000	1,024,735

			2,508,430

Semiconductor Components-Integrated Circuits - 0.0%

QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047		284,000	285,964

Steel-Producers - 0.2%

Commercial Metals Co. Senior Notes 5.75% due 04/15/2026		1,169,000	1,144,159
United States Steel Corp. Senior Notes 6.88% due 08/15/2025		748,000	647,394

			1,791,553

Telecommunication Equipment - 0.1%

Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*		931,000	984,533

Telephone-Integrated - 1.2%

AT&T, Inc. Senior Notes 4.35% due 03/01/2029#		214,000	223,461
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		911,000	917,826
AT&T, Inc. Senior Notes 4.85% due 07/15/2045		236,000	237,394
AT&T, Inc. Senior Notes 4.90% due 08/15/2037		379,000	391,057
AT&T, Inc. Senior Notes 5.50% due 03/15/2027	GBP	1,000,000	1,520,670
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024#		3,060,000	3,266,550
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024		2,350,000	1,363,000
Frontier Communications Corp. Senior Notes 8.75% due 04/15/2022		1,980,000	1,371,150
Verizon Communications, Inc. Senior Notes 2.50% due 04/08/2031	GBP	400,000	506,502
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		157,000	166,105
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		418,000	479,878

			10,443,593

Television - 0.5%

Belo Corp. Company Guar. Notes 7.25% due 09/15/2027		830,000	890,175
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		1,530,000	1,686,825
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028		378,000	375,058
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*		988,000	992,644
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*		273,000	280,084

			4,224,786

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026		354,000	364,485

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 4.35% due 02/15/2024		407,000	428,280
GATX Corp. Senior Notes 4.70% due 04/01/2029		135,000	144,040

			572,320

Transport-Marine - 0.0%

Kirby Corp. Senior Notes 4.20% due 03/01/2028		261,000	266,216

Transport-Rail - 0.1%

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048		220,000	235,744
Norfolk Southern Corp. Senior Notes 5.10% due 12/31/2049		348,000	370,290

			606,034

Transport-Truck - 0.0%

JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026		354,000	364,075

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*		288,000	284,266
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		435,000	448,710

			732,976

Water - 0.0%

Aqua America, Inc. Senior Notes 3.57% due 05/01/2029		138,000	140,639

Total U.S. Corporate Bonds & Notes
(cost $292,824,884)			291,362,446

FOREIGN CORPORATE BONDS & NOTES - 13.9%
Agricultural Chemicals - 0.4%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		1,540,000	1,547,700
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049#		249,000	260,713
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*		1,279,000	1,304,580

			3,112,993

Airport Development/Maintenance - 0.2%

Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	400,000	668,124
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026		1,300,000	1,281,800

			1,949,924

Auto/Truck Parts & Equipment-Original - 0.2%

Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*#		1,810,000	1,538,500

Banks-Commercial - 1.2%

AIB Group PLC Senior Notes 4.26% due 04/10/2025*		393,000	398,213
Banco Bilbao Vizcaya Argentaria SA Senior Notes 1.38% due 05/14/2025	EUR	400,000	454,591
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		970,000	959,340
Banco do Brasil SA Senior Notes 4.75% due 03/20/2024*		1,330,000	1,356,600
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR	1,100,000	1,421,518
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020		381,000	379,358
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	1,245,000	1,479,090
Danske Bank A/S Senior Notes 0.88% due 05/22/2023	EUR	1,100,000	1,220,976
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*		522,000	552,767
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*		277,000	278,579
ING Groep NV Senior Notes 4.63% due 01/06/2026*		220,000	233,952
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*		557,000	529,245
Malayan Banking Bhd Sub. Notes 3.91% due 10/29/2026		550,000	555,351
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*		210,000	213,946
United Overseas Bank, Ltd. Sub. Notes 3.75% due 04/15/2029*		218,000	222,658

			10,256,184

Banks-Export/Import - 0.1%

Export-Import Bank of India Senior Notes 3.38% due 08/05/2026		1,400,000	1,376,028

Banks-Special Purpose - 0.1%

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021		606,000	601,354

Building Societies - 0.1%

Nationwide Building Society Senior Notes 1.50% due 03/08/2026	EUR	350,000	389,991
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*		279,000	262,764

			652,755

Cable/Satellite TV - 0.9%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		2,575,000	2,517,655
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		2,930,000	2,697,651
Sky, Ltd. Company Guar. Notes 2.50% due 09/15/2026	EUR	700,000	876,933
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		1,279,000	1,294,987

			7,387,226

Cellular Telecom - 0.6%

Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		419,000	418,477

C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		1,654,000	1,645,730
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*		200,000	216,250
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		2,176,000	2,125,680
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*		200,000	206,506
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		272,000	282,283

			4,894,926

Chemicals-Diversified - 0.5%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		290,000	281,300
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 5.13% due 03/14/2028		650,000	699,071
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		1,380,000	1,273,050
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		930,000	857,553
Solvay SA Senior Notes 1.63% due 12/02/2022	EUR	1,100,000	1,288,380

			4,399,354

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025#		1,385,000	1,374,080

Consumer Products-Misc. - 0.1%

Controladora Mabe SA de CV Company Guar. Notes 5.60% due 10/23/2028		655,000	678,744

Containers-Paper/Plastic - 0.2%

Intertape Polymer Group, Inc. Senior Notes 7.00% due 10/15/2026*		1,593,000	1,624,860

Cosmetics & Toiletries - 0.1%

Unilever PLC Company Guar. Notes 1.38% due 09/15/2024	GBP	400,000	508,143

Diamonds/Precious Stones - 0.1%

Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		520,000	497,900

Disposable Medical Products - 0.1%

Becton Dickinson Euro Finance SARL Company Guar. Notes 1.21% due 06/04/2026	EUR	780,000	871,692

Diversified Banking Institutions - 1.4%

BNP Paribas SA Senior Notes 3.38% due 01/23/2026	GBP	400,000	528,825
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*#		676,000	709,442
Credit Suisse Group AG Senior Notes 1.25% due 07/17/2025	EUR	750,000	851,305
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021		201,000	201,720
HSBC Holdings PLC Senior Notes 3.00% due 07/22/2028	GBP	450,000	577,108
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021		406,000	410,723
Lloyds Banking Group PLC Senior Notes 0.63% due 01/15/2024	EUR	450,000	491,983
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024		945,000	967,677
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023		539,000	554,090
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*		383,000	386,899
Royal Bank of Scotland Group PLC Senior Notes 1.75% due 03/02/2026	EUR	300,000	334,078
Royal Bank of Scotland Group PLC Senior Notes 2.88% due 09/19/2026	GBP	600,000	755,743
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025		412,000	417,620
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024		260,000	266,539
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	875,000	1,037,378
UBS Group Funding Switzerland AG Company Guar. Bonds 1.25% due 09/01/2026	EUR	850,000	980,125
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*		293,000	296,546

UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		606,000	551,350
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		377,000	393,826
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*		519,000	512,541
Woori Bank Sub. Notes 4.75% due 04/30/2024		550,000	582,121

			11,807,639

Diversified Financial Services - 0.1%

GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025		793,000	783,686

Diversified Manufacturing Operations - 0.2%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.80% due 03/21/2029		398,000	406,437
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.88% due 03/10/2028#	EUR	700,000	935,894
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*		518,000	527,799

			1,870,130

Diversified Minerals - 0.3%

Anglo American Capital PLC Company Guar. Notes 3.25% due 04/03/2023	EUR	835,000	1,012,688
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 5.13% due 03/15/2023*#		1,800,000	1,818,000

			2,830,688

Diversified Operations - 0.1%

Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027		720,000	703,087

Electric-Distribution - 0.1%

OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027		510,000	460,275

Electric-Generation - 0.4%

Electricite de France SA Senior Notes 4.88% due 09/21/2038*#		245,000	262,021
Electricite de France SA Senior Notes 5.00% due 09/21/2048*#		200,000	214,806
Electricite de France SA Senior Notes 6.25% due 05/30/2028	GBP	700,000	1,171,175
Greenko Investment Co. Senior Sec. Notes 4.88% due 08/16/2023		470,000	442,514
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		1,300,000	1,365,125

			3,455,641

Electric-Integrated - 0.5%

EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	1,150,000	1,364,630
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*		639,000	613,323
Gas Natural Fenosa Finance BV Company Guar. Notes 1.38% due 01/21/2025	EUR	700,000	818,396
Iberdrola Finanzas SA Company Guar. Notes 1.00% due 03/07/2025	EUR	1,100,000	1,267,166

			4,063,515

Finance-Commercial - 0.1%

Azure Orbit IV International Finance, Ltd. Company Guar. Notes 3.75% due 01/25/2023		500,000	506,506
Unifin Financiera SAB de CV Company Guar. Notes 7.25% due 09/27/2023		520,000	524,815

			1,031,321

Finance-Leasing Companies - 0.1%

ICBCIL Finance Co., Ltd. Senior Notes 3.63% due 11/15/2027		500,000	496,233

Food-Meat Products - 0.3%

JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*		2,059,000	2,110,475
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. Company Guar. Notes 6.50% due 04/15/2029*		673,000	706,650

			2,817,125

Gambling (Non-Hotel) - 0.1%

Cirsa Finance International SARL Senior Sec. Notes 7.88% due 12/20/2023*		870,000	901,337

Insurance-Life/Health - 0.0%

Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028		303,000	297,108

Insurance-Property/Casualty - 0.1%

Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029		429,000	427,568

Insurance-Reinsurance - 0.0%

RenaissanceRe Holdings, Ltd. Senior Notes 3.60% due 04/15/2029		296,000	297,881

Machinery-Farming - 0.1%

CNH Industrial Finance Europe SA Company Guar. Notes 1.88% due 01/19/2026	EUR	700,000	794,899
CNH Industrial NV Senior Notes 3.85% due 11/15/2027		305,000	301,754
CNH Industrial NV Senior Notes 4.50% due 08/15/2023		222,000	229,057

			1,325,710

Medical Instruments - 0.1%

Medtronic Global Holdings SCA Company Guar. Notes 2.25% due 03/07/2039	EUR	400,000	488,669

Medical-Drugs - 0.6%

Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*		2,970,000	2,893,894
Bayer Capital Corp BV Company Guar. Notes 1.50% due 06/26/2026	EUR	700,000	790,402
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021		372,000	376,744
Novartis Finance SA Company Guar. Notes 1.63% due 11/09/2026	EUR	1,000,000	1,217,117

			5,278,157

Medical-Generic Drugs - 0.0%

Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025		209,000	210,340

Metal-Copper - 0.2%

First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		725,000	635,825
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		814,000	742,775

			1,378,600

Metal-Diversified - 0.2%

Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022		1,300,000	1,289,178
Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	300,000	400,456

			1,689,634

Metal-Iron - 0.1%

Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*		1,299,000	1,305,092

Oil & Gas Drilling - 0.2%

Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*#		1,007,000	871,055
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*		1,400,000	1,295,000

			2,166,055

Oil Companies-Exploration & Production - 0.7%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		194,000	253,421
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		1,979,000	1,904,194
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024		1,650,000	1,632,678
Saudi Arabian Oil Co. Senior Notes 4.25% due 04/16/2039*		1,200,000	1,196,703
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026		880,000	878,796

			5,865,792

Oil Companies-Integrated - 0.9%

BP Capital Markets PLC Company Guar. Notes 2.27% due 07/03/2026	GBP	800,000	1,044,771
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	400,000	517,732
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025		844,000	873,958

Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#		239,000	238,256
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043		302,000	292,573
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		1,200,000	1,232,028
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		600,000	624,288
Petro-Canada Senior Notes 5.95% due 05/15/2035		154,000	187,685
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029		1,000,000	984,280
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		2,200,000	2,062,940

			8,058,511

Oil-Field Services - 0.0%

KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*		183,000	138,165

Paper & Related Products - 0.2%

Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		535,000	533,663
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		868,000	870,170

			1,403,833

Retail-Petroleum Products - 0.2%

eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		1,432,000	1,405,150

Satellite Telecom - 0.3%

Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		1,863,000	1,667,385
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*		1,165,000	1,256,744

			2,924,129

Security Services - 0.2%

Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*		1,690,000	1,613,950

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(5)(6)(7)		560,000	0

SupraNational Banks - 0.0%

International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		332,000	351,554

Telephone-Integrated - 0.4%

Ooredoo International Finance, Ltd. Company Guar. Notes 3.75% due 06/22/2026		1,150,000	1,158,625
Orange SA Senior Notes 1.88% due 09/12/2030	EUR	700,000	835,727
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		231,000	238,508
Telefonica Emisiones SA Company Guar. Notes 5.45% due 10/08/2029	GBP	400,000	627,559
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		562,000	550,501

			3,410,920

Transport-Equipment & Leasing - 0.2%

Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*		1,775,000	1,837,125
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*		374,000	388,511

			2,225,636

Transport-Marine - 0.1%

PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		475,000	480,116

Transport-Rail - 0.3%

Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021		173,000	174,490
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		177,000	232,746
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		1,700,000	2,032,299

			2,439,535

Transport-Services - 0.1%

Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024		870,000	933,075

Total Foreign Corporate Bonds & Notes
(cost $120,231,758)			119,060,520

FOREIGN GOVERNMENT OBLIGATIONS - 10.6%
Sovereign - 10.5%

Abu Dhabi Government Senior Notes 3.13% due 10/11/2027		2,900,000	2,935,519
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		1,000,000	998,160
Dominican Republic Senior Bonds 6.85% due 01/27/2045#		3,600,000	3,784,536
Dominican Republic Senior Bonds 6.88% due 01/29/2026*		400,000	442,352
Federal Republic of Nigeria Senior Notes 7.63% due 11/28/2047		1,650,000	1,488,234
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		1,150,000	1,168,113
Gabonese Republic Bonds 6.38% due 12/12/2024		1,000,000	953,750
Government of France Bonds 0.50% due 05/25/2029	EUR	1,700,000	1,953,019
Government of Hong Kong Senior Notes 0.01% due 05/28/2024*		226,000	228,495
Government of Jamaica Senior Notes 6.75% due 04/28/2028		1,650,000	1,835,641
Government of Jamaica Senior Notes 8.00% due 03/15/2039		1,300,000	1,566,513
Government of Mongolia Senior Notes 5.13% due 12/05/2022		1,000,000	986,041
Government of Mongolia Senior Notes 5.63% due 05/01/2023		1,000,000	990,025
Government of Ukraine Senior Notes 7.75% due 09/01/2022		1,200,000	1,196,088
Government of Ukraine Senior Notes 7.75% due 09/01/2027		1,000,000	931,534
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*#		900,000	878,697
Kingdom of Saudi Arabia Senior Notes 4.38% due 04/16/2029*#		1,800,000	1,899,090
Lebanese Republic Senior Notes 6.85% due 03/23/2027		1,180,000	923,624
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031		3,621,999	3,794,044
Republic of Argentina Senior Notes 5.63% due 01/26/2022		1,900,000	1,467,750
Republic of Argentina Senior Notes 6.88% due 01/26/2027		1,500,000	1,078,500
Republic of Argentina Senior Notes 8.28% due 12/31/2033		3,785,503	2,867,519
Republic of Belarus Senior Notes 6.88% due 02/28/2023		1,000,000	1,046,360
Republic of Belarus Senior Notes 7.63% due 06/29/2027		1,215,000	1,314,630
Republic of Colombia Senior Notes 4.38% due 07/12/2021		500,000	513,755
Republic of Colombia Senior Notes 8.13% due 05/21/2024		4,050,000	4,906,615
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023		1,500,000	1,440,015
Republic of El Salvador Senior Notes 6.38% due 01/18/2027		2,500,000	2,412,525
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,250,000	1,246,888
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		1,795,000	1,790,530
Republic of Guatemala Senior Notes 4.90% due 06/01/2030*		700,000	691,950
Republic of Honduras Senior Notes 6.25% due 01/19/2027		2,800,000	2,943,528
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		1,500,000	1,522,438
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		2,200,000	2,270,521
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		900,000	788,497

Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024		1,800,000	1,867,446
Republic of Kenya Senior Notes 6.88% due 06/24/2024		900,000	917,919
Republic of Kenya Senior Notes 8.25% due 02/28/2048		950,000	895,613
Republic of Lebanon Senior Notes 6.65% due 02/26/2030		1,200,000	882,300
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		950,000	900,201
Republic of Panama Senior Notes 4.50% due 05/15/2047		900,000	970,659
Republic of Panama Senior Notes 6.70% due 01/26/2036		1,180,000	1,557,612
Republic of Peru Senior Notes 7.35% due 07/21/2025		1,120,000	1,406,731
Republic of Poland Senior Notes 3.00% due 03/17/2023		920,000	932,543
Republic of South Africa Senior Bonds 4.88% due 04/14/2026		1,900,000	1,902,603
Republic of South Africa Senior Notes 6.25% due 03/08/2041		1,360,000	1,424,622
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,800,000	1,837,332
Republic of Turkey Senior Notes 6.88% due 03/17/2036		1,570,000	1,399,420
Republic of Turkey Senior Notes 7.00% due 06/05/2020		1,000,000	1,012,410
Republic of Turkey Senior Notes 7.38% due 02/05/2025		1,000,000	981,912
Republic of Turkey Senior Notes 8.00% due 02/14/2034		2,000,000	1,995,000
Republic of Turkey Senior Notes 11.88% due 01/15/2030		588,000	739,251
State of Kuwait Senior Notes 2.75% due 03/20/2022		2,400,000	2,412,542
State of Qatar Senior Notes 3.38% due 03/14/2024*		1,400,000	1,431,500
State of Qatar Senior Notes 4.50% due 04/23/2028		3,000,000	3,272,028
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		3,100,000	2,628,056
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	400,000	736,476
United Mexican States Senior Notes 4.50% due 04/22/2029		255,000	264,820
United Mexican States Senior Bonds 4.75% due 03/08/2044		216,000	213,624

			89,838,116

Sovereign Agency - 0.1%

Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*		468,000	465,615

Total Foreign Government Obligations
(cost $90,950,415)			90,303,731

U.S. GOVERNMENT AGENCIES - 24.7%
Federal Home Loan Mtg. Corp. - 4.6%

2.50% due 01/01/2028		183,454	184,619
2.50% due 04/01/2028		394,111	396,615
2.50% due 03/01/2031		259,738	260,270
2.50% due 10/01/2032		3,532,475	3,536,196
2.50% due 11/01/2032		1,615,855	1,620,419
3.00% due 04/01/2043		417,501	421,928
3.00% due 11/01/2046		9,714,983	9,804,479
3.50% due 03/01/2042		270,110	277,731
3.50% due 04/01/2042		518,990	534,638
3.50% due 08/01/2042		457,278	472,237
3.50% due 09/01/2043		43,278	44,800
3.50% due 07/01/2045		4,680,068	4,833,749
3.50% due 11/01/2047		2,198,970	2,250,105
3.50% due 03/01/2048		12,143,042	12,522,534
4.00% due 01/01/2046		299,537	313,855
4.00% due 01/01/2047		72,493	76,201
4.50% due 02/01/2020		758	772
4.50% due 08/01/2020		1,067	1,086
4.50% due 03/01/2023		14,969	15,243
5.00% due 05/01/2034		52,339	56,847
5.00% due 11/01/2043		44,323	47,657
5.50% due 06/01/2022		10,604	10,894
5.50% due 07/01/2035		16,025	17,605
6.00% due 03/01/2040		44,059	49,481
6.50% due 02/01/2036		8,320	9,544
Federal Home Loan Mtg. Corp. FRS 4.33% (6 ML+1.49%) due 02/01/2037		14,653	15,104
4.65% (12 ML+1.88%) due 11/01/2037		127,324	134,370

Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	474,192	482,620
Series 4800, Class KG 3.50% due 11/15/2045(2)	200,000	204,902
Series 3820, Class DA 4.00% due 11/15/2035(2)	662,670	665,455
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.36% (6.80%-1 ML) due 09/15/2039(2)(4)(9)	131,748	16,684
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-HQA2, Class M2 5.23% (1 ML+2.80%) due 05/25/2028(2)	85,898	87,484

		39,366,124

Federal National Mtg. Assoc. - 17.9%

2.50% due 12/01/2026	588,815	592,135
2.50% due 08/01/2031	3,103,710	3,108,063
2.50% due 02/01/2032	1,188,018	1,188,956
3.00% due 10/01/2027	176,165	179,318
3.00% due 12/01/2027	215,168	218,610
3.00% due 10/01/2030	322,461	327,100
3.00% due 02/01/2033	1,885,278	1,912,629
3.00% due 12/01/2042	143,483	144,774
3.00% due 08/01/2046	9,809,066	9,899,281
3.00% due 01/01/2047	3,091,525	3,116,410
3.00% due 04/01/2047	3,376,541	3,402,593
3.00% due 09/01/2048	5,243,566	5,285,667
3.50% due 09/01/2026	169,151	174,614
3.50% due 08/01/2027	45,614	46,881
3.50% due 10/01/2028	182,315	188,231
3.50% due 03/01/2033	1,726,989	1,774,945
3.50% due 08/01/2033	3,697,538	3,800,212
3.50% due 08/01/2042	255,056	257,590
3.50% due 10/01/2045	469,072	483,427
3.50% due 11/01/2045	378,580	387,178
3.50% due 07/01/2046	4,821,528	4,982,104
3.50% due 01/01/2047	810,196	828,475
3.50% due 12/01/2047	22,111,723	22,717,987
3.50% due 04/01/2048	10,425,103	10,689,419
4.00% due 11/01/2025	84,004	87,395
4.00% due 03/01/2039	4,114,123	4,283,078
4.00% due 12/01/2040	31,106	32,369
4.00% due 01/01/2043	1,921,267	2,018,206
4.00% due 10/01/2043	517,436	543,404
4.00% due 10/01/2044	257,190	266,957
4.00% due 02/01/2045	2,773,929	2,913,964
4.00% due 06/01/2046	579,728	601,079
4.00% due 01/01/2047	23,690	24,563
4.00% due 05/01/2047	619,423	642,259
4.00% due 07/01/2047	4,185,783	4,340,002
4.00% due 08/01/2047	7,556,604	7,834,778
4.00% due 06/01/2048	4,024,815	4,205,220
4.00% due 09/01/2048	986,058	1,022,168
4.00% due 01/01/2049	9,267,814	9,589,046
4.00% due 03/01/2049	8,826,927	9,127,278
4.50% due 08/01/2045	3,830,399	4,097,637
4.50% due 10/01/2048	2,137,021	2,231,496
4.50% due 11/01/2048	4,883,338	5,102,684
4.50% due 12/01/2048	6,539,959	6,833,383
4.50% due June 30 TBA	1,300,000	1,358,094
5.00% due 01/01/2023	18,595	19,055
5.00% due 04/01/2023	19,046	19,547
5.00% due 03/01/2037	6,950	7,332
5.00% due 05/01/2040	173,736	187,113
5.00% due 06/01/2040	53,836	57,977
5.00% due 07/01/2040	19,292	20,779
5.00% due 02/01/2045	510,774	552,617
5.50% due 08/01/2037	211,762	232,200
5.50% due 06/01/2038	26,978	29,517
6.00% due 02/01/2032	3,023	3,282
6.00% due 10/01/2034	116	126
6.00% due 09/01/2038	50,442	56,580
6.00% due 11/01/2038	14,864	16,682
6.00% due 06/01/2040	12,503	14,026
6.50% due 11/01/2037	39,574	45,891
Federal National Mtg. Assoc. FRS 4.37% (6 ML+1.54%) due 09/01/2035	103,956	107,461
4.43% (12 ML+1.57%) due 05/01/2037	23,761	24,775
4.52% (1 Yr USTYCR+2.26%) due 11/01/2036	44,214	46,507
4.57% (12 ML+1.66%) due 07/01/2039	85,073	88,867
4.57% (12 ML+1.82%) due 10/01/2040	25,929	27,194
4.58% (1 Yr USTYCR+2.22%) due 10/01/2035	100,781	105,926
4.67% (12 ML+1.83%) due 10/01/2040	58,988	61,694
4.71% (12 ML+1.91%) due 08/01/2035	75,731	79,751
4.71% (12 ML+1.76%) due 05/01/2040	108,183	113,620
Federal National Mtg. Assoc. REMIC
Series 2017-94, Class DA 3.00% due 06/25/2045(2)	1,982,001	2,015,450
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	1,140,587	1,147,745
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	2,721,510	2,743,737
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	2,314,716	2,316,937

		153,004,047

Government National Mtg. Assoc. - 2.2%

3.00% due 03/20/2046	370,451	376,473
3.00% due 05/20/2046	5,322,855	5,411,110
3.50% due 03/20/2047	424,122	436,629
4.00% due 05/20/2048	4,422,910	4,581,193
4.50% due 10/20/2045	4,090,453	4,320,854

4.50% due 04/20/2047	3,186,987	3,339,772

		18,466,031

Total U.S. Government Agencies
(cost $207,627,405)		210,836,202

U.S. GOVERNMENT TREASURIES - 3.6%
United States Treasury Bonds - 0.4%
3.00% due 08/15/2048	200,000	216,891
3.00% due 02/15/2049#	1,642,000	1,783,879
3.38% due 11/15/2048	993,000	1,156,302

		3,157,072

United States Treasury Notes - 3.2%
1.38% due 08/31/2020	282,000	279,378
1.50% due 05/31/2020	500,000	496,406
2.38% due 02/29/2024	670,000	683,479
2.38% due 05/15/2029	752,000	767,510
2.50% due 05/31/2020	13,000,000	13,031,484
2.63% due 02/15/2029	5,000	5,210
2.88% due 10/31/2020	12,000,000	12,129,844

		27,393,311

Total U.S. Government Treasuries
(cost $30,203,686)		30,550,383

LOANS (10)(11)(12) - 5.7%
Auto Repair Centers - 0.1%

Mavis Tire Express Services Corp. FRS 1st Lien 5.68% (1 ML+3.25%) due 03/20/2025	388,808	381,033
Mavis Tire Express Services Corp. FRS Delayed Draw 5.74% (3 ML+2.00%) due 03/20/2025(8)	49,235	48,250
Wand NewCo 3, Inc. FRS 1st Lien 5.97% (1 ML+3.50%) due 02/05/2026	330,777	330,984

		760,267

Broadcast Services/Program - 0.1%

NEP Group, Inc. FRS 1st Lien 5.69% (1 ML+3.25%) due 10/20/2025	433,913	432,285

Building & Construction Products-Misc. - 0.0%

Forterra Finance LLC FRS BTL-B 5.44% (1 ML+3.00%) due 10/25/2023	355,533	331,154

Building & Construction-Misc. - 0.0%

Verra Mobility Corp. FRS 1st Lien 6.19% (1 ML+3.75%) due 02/28/2025	416,828	416,654

Building Products-Air & Heating - 0.0%

API Heat Transfer ThermaSys Corp. FRS 1st Lien 8.60% (3 ML+6.00%) due 12/31/2023	381,269	343,142

Building Products-Doors & Windows - 0.1%

CHI Doors Holdings Corp. FRS 1st Lien 5.69% (1 ML+3.25%) due 07/29/2022	439,244	437,322

Building-Maintenance & Services - 0.0%

Allied Universal Holdco LLC FRS 1st Lein 6.69% (1 ML+4.25%) due 07/28/2022	428,925	425,440

Cable/Satellite TV - 0.1%

Altice France SA FRS BTL-B13 6.44% (1 ML+4.00%) due 08/14/2026	442,775	430,322
CSC Holdings LLC FRS BTL-B 4.94% (1 ML+2.50%) due 01/25/2026	836,550	826,790
Unitymedia Finance LLC FRS BTL-B 4.69% (1 ML+2.25%) due 09/30/2025	430,000	427,044

		1,684,156

Casino Hotels - 0.1%

Caesars Resort Collection LLC FRS BTL-B 5.19% (1 ML+2.75%) due 12/22/2024	445,871	442,845
CityCenter Holdings LLC FRS BTL-B 4.69% (1 ML+2.25%) due 04/18/2024	448,858	444,033

		886,878

Casino Services - 0.0%

Stars Group Holdings FRS BTL 6.10% (3 ML+3.50%) due 07/10/2025	387,427	387,039

Cellular Telecom - 0.1%

Sprint Communications, Inc. FRS BTL-B 5.50% (1 ML+3.00%) due 02/02/2024	434,388	428,687

Chemicals-Specialty - 0.1%

LTI Holdings, Inc. FRS 1st Lien 5.94% (1 ML+3.50%) due 09/06/2025	287,549	273,620
LTI Holdings, Inc. FRS 2nd Lien 9.19% (1 ML+6.75%) due 09/06/2026	161,595	148,869
Starfruit US HoldCo. LLC FRS BTL-B 5.72% (1 ML+3.25%) due 10/01/2025	436,588	432,359

		854,848

Commercial Services-Finance - 0.1%

Financial & Risk US Holdings, Inc. FRS BTL 6.19% (1 ML+3.75%) due 10/01/2025	441,053	429,870
MoneyGram International, Inc. FRS BTL-B 5.69% (1 ML+3.25%) due 03/27/2020	348,980	338,511
Verscend Holding Corp. FRS BTL-B 6.94% (1 ML+4.50%) due 08/24/2025	332,484	332,380

		1,100,761

Computer Data Security - 0.0%

McAfee LLC FRS BTL-B1 6.18% (1 ML+3.75%) due 09/30/2024	423,935	423,299

Computer Services - 0.1%

Tempo Acquisition LLC FRS BTL-B 5.44% (1 ML+3.00%) due 05/01/2024	441,876	439,335

Computer Software - 0.1%

Rackspace Hosting, Inc. FRS 1ST Lien 5.52% (2ML+3.00%) due 11/03/2023	1,146	1,059
Rackspace Hosting, Inc. FRS 1ST Lien 5.58% (3ML+3.00%) due 11/03/2023	449,216	414,882
Vertafore, Inc. FRS 1st Lein 5.69% (1 ML+3.25%) due 07/02/2025	224,438	216,676
Vertafore, Inc. FRS 2nd Lien 9.69% (1 ML+7.25%) due 07/02/2026	216,071	209,949

		842,566

Consulting Services - 0.0%

AlixPartners LLP FRS BTL 5.19% (1 ML+2.75%) due 04/04/2024	218,883	217,150
Stiphout Finance LLC FRS 1st Lien 5.44% (1 ML+3.00%) due 10/26/2022	77,948	77,168

		294,318

Containers-Metal/Glass - 0.1%

BWAY Corp. FRS BTL 5.85% (3 ML+3.25%) due 04/03/2024	444,868	432,968

Containers-Paper/Plastic - 0.1%

Charter NEX US, Inc. FRS 1st Lien 5.44% (1 ML+3.00%) due 05/16/2024	443,871	434,577

Data Processing/Management - 0.1%

CCC Information Services, Inc. FRS 1st Lien 5.19% (1 ML+2.75%) due 04/26/2024	444,868	441,420

Dialysis Centers - 0.0%

U.S. Renal Care, Inc. FRS 1st Lien 6.85% (3 ML+4.25%) due 12/30/2022	205,566	205,515

Disposable Medical Products - 0.1%

Sotera Health Holdings LLC FRS BTL 5.44% (1 ML+3.00%) due 05/15/2022	1,692,591	1,682,012

Distribution/Wholesale - 0.1%

Univar USA, Inc. FRS BTL-B3 4.69% (1 ML+2.25%) due 07/01/2024	446,662	444,335

E-Commerce/Services - 0.0%

RentPath LLC FRS 2nd Lien 11.44% (1 ML+9.00%) due 12/17/2022	2,178,597	341,314

Electric-Generation - 0.0%

Vistra Operations Co. LLC FRS BTL 4.44% (1 ML+2.00%) due 08/04/2023	334,145	332,725

Electronic Components-Misc. - 0.1%

AI Ladder Luxembourg Subco SARL FRS BTL 7.10% (3 ML+4.50%) due 07/09/2025	433,921	427,954

Electronic Components-Semiconductors - 0.1%

Bright Bidco BV FRS BTL-B coupon TBD due 06/30/2024	83,286	65,796
Bright Bidco BV FRS BTL-B 5.94% (1 ML+3.50%) due 06/30/2024	160,651	120,814
Bright Bidco BV FRS BTL-B 6.10% (3 ML+3.50%) due 06/30/2024	333,998	251,176

		437,786

Enterprise Software/Service - 0.4%

Almonde, Inc. FRS BTL-B 6.10% (3 ML+3.50%) due 06/13/2024	447,603	438,035
Applied Systems, Inc. FRS 1st Lein 5.44% (1 ML+3.00%) due 09/19/2024	428,911	426,432
Epicor Software Corp. FRS 1st Lien 5.69% (1 ML+3.25%) due 06/01/2022	430,000	428,234
ETA Australia Holdings III Pty, Ltd. FRS BTL 6.44% (1 ML+4.00%) due 06/05/2026	332,080	331,941
Greeneden US Holdings II LLC FRS BTL 5.69% (1 ML+3.25%) due 12/01/2023	445,015	440,009
Informatica LLC FRS BTL coupon TBD due 08/05/2022	30,291	30,367
Informatica LLC FRS BTL 5.69% (1 ML+3.25%) due 08/05/2022	411,115	410,763
Kronos, Inc. FRS 1st Lien 5.58% (3 ML+3.00%) due 11/01/2023	447,000	445,813
Sophia LP FRS BTL-B 5.85% (3 ML+3.25%) due 09/30/2022	417,325	415,551
Ultimate Software Group, Inc. FRS BTL-B 6.27% (3 ML+3.75%) due 05/04/2026	332,090	332,298

		3,699,443

Finance-Credit Card - 0.1%

Pi US Mergerco, Inc. FRS 1st Lien 5.94% (1 ML+3.50%) due 01/03/2025	434,453	427,801

Finance-Investment Banker/Broker - 0.1%

Deerfield Holdings Corp. Acquisition FRS BTL-B 5.69% (1 ML+3.25%) due 02/13/2025	446,857	434,345

Gambling (Non-Hotel) - 0.0%

Mohegan Tribal Gaming Authority FRS BTL-B 6.44% (1 ML+4.00%) due 10/13/2023	444,832	416,196

Hazardous Waste Disposal - 0.1%

GFL Environmental, Inc. FRS BTL 5.44% (1 ML+3.00%) due 05/30/2025	451,862	441,977

Human Resources - 0.1%

Team Health Holdings, Inc. FRS 1st Lien 5.19% (1 ML+2.75%) due 02/06/2024	1,268,528	1,140,882

Insurance Brokers - 0.1%

Alliant Holdings Intermediate LLC FRS BTL-B1 5.43% (1 ML+3.00%) due 05/09/2025	448,869	437,718
HUB International, Ltd. FRS BTL 5.29% (2ML+2.75%) due 04/25/2025	1,121	1,091
HUB International, Ltd. FRS BTL 5.34% (3ML+2.75%) due 04/25/2025	443,885	432,122
USI, Inc. FRS BTL 5.60% (3 ML+3.00%) due 05/16/2024	420,462	408,794

		1,279,725

Insurance-Multi-line - 0.1%

York Risk Services Holding Corp. FRS BTL-B 6.19% (1 ML+3.75%) due 10/01/2021	525,083	493,315

Insurance-Property/Casualty - 0.1%

Asurion LLC FRS BTL-B6 5.44% (1 ML+3.00%) due 11/03/2023	416,890	415,014
Asurion LLC FRS 2nd Lien 8.94% (1 ML+6.50%) due 08/04/2025	16,737	16,988
Sedgwick Claims Management Services, Inc. FRS BTL 5.69% (1 ML+3.25%) due 12/31/2025	323,724	319,341

		751,343

Internet Financial Services - 0.1%

ION Trading Finance, Ltd. FRS BTL 6.65% (3 ML+4.00%) due 11/21/2024	451,566	438,019

Machinery-Electrical - 0.0%

Brookfield WEC Holdings, Inc. FRS 1st Lien 5.94% (1 ML+3.50%) due 08/01/2025	329,175	328,434

Machinery-General Industrial - 0.0%

Shape Technologies Group, Inc. FRS BTL 5.49% (3 ML+3.00%) due 04/21/2025	317,669	305,756

Machinery-Pumps - 0.1%

STS Operating, Inc. FRS BTL 6.69% (1 ML+4.25%) due 12/11/2024	442,709	439,757

Marine Services - 0.1%

Drew Marine Group, Inc. FRS 1st Lien 5.69% (1 ML+3.25%) due 11/19/2020	601,050	598,796

Medical Products - 0.1%

Greatbatch, Ltd. FRS BTL-B 5.47% (1 ML+3.00%) due 10/27/2022	611,942	612,160
VVC Holding Corp. FRS BTL 6.95% (1ML+4.50%) due 02/11/2026	1,118	1,117
VVC Holding Corp. FRS BTL 7.05% (3ML+4.50%) due 02/11/2026	446,116	445,558

		1,058,835

Medical-Drugs - 0.1%

Akorn, Inc. FRS BTL-B 9.44% (1 ML+7.00%) due 04/16/2021	517,000	480,810
Alphabet Holding Co., Inc. FRS 1st Lien 5.94% (1 ML+3.50%) due 09/26/2024	446,599	427,619
Bausch Health Americas, Inc. FRS BTL 5.22% (1 ML+2.75%) due 11/27/2025	277,454	275,460
Bausch Health Americas, Inc. FRS BTL 5.47% (1 ML+3.00%) due 06/02/2025	53,225	52,942

		1,236,831

Medical-Generic Drugs - 0.1%

Alvogen Pharma US, Inc. FRS BTL-B 7.19% (1 ML+4.75%) due 04/02/2022	443,177	404,953
Amneal Pharmaceuticals LLC FRS BTL-B 6.00% (1 ML+3.50%) due 05/04/2025	432,909	429,122

		834,075

Medical-HMO - 0.1%

MPH Acquisition Holdings LLC FRS BTL-B 5.35% (3 ML+2.75%) due 06/07/2023	749,574	732,553

Medical-Outpatient/Home Medical - 0.1%

HC Group Holdings III, Inc. FRS BTL-B coupon TBD due 05/21/2026	449,932	446,558

Metal Processors & Fabrication - 0.2%

Crosby US Acquisition Corp. FRS 1st Lien 5.44% (1 ML+3.00%) due 11/23/2020	450,011	448,323
Doncasters Group, Ltd. FRS BTL 6.10% (3 ML+3.50%) due 04/09/2020	603,831	425,701
Dynacast International LLC FRS BTL 5.85% (3 ML+3.25%) due 01/28/2022	440,852	429,831
SEI Holdings I Corp. FRS 1st Lien coupon TBD due 03/27/2021	453,803	448,130

		1,751,985

Multimedia - 0.0%

E.W. Scripps Co. FRS BTL-B coupon TBD due 05/01/2026	332,839	331,799

Oil Companies-Exploration & Production - 0.1%

Osum Production Corp. FRS BTL 8.10% (3 ML+5.50%) due 07/28/2020(5)	972,274	875,047

Physicians Practice Management - 0.1%

Sound Inpatient Physicians, Inc. FRS 1st Lien 5.19% (1 ML+2.75%) due 06/27/2025	476,537	475,147

Pipelines - 0.1%

Lucid Energy Group II Borrower LLC FRS 1st Lien 5.43% (1 ML+3.00%) due 02/17/2025	464,826	450,300
Medallion Midland Acquisition LLC FRS BTL 5.69% (1 ML+3.25%) due 10/30/2024	447,417	440,706

		891,006

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Publishers, Inc. FRS BTL 5.44% (1 ML+3.00%) due 05/31/2021	468,782	448,390

Publishing-Periodicals - 0.0%

Meredith Corp. FRS BTL-B1 5.19% (1 ML+2.75%) due 01/31/2025	399,741	398,956

Quarrying - 0.1%

US Silica Co. FRS BTL-B 6.50% (1 ML+4.00%) due 05/01/2025	476,216	452,405

Real Estate Management/Services - 0.1%

DTZ U. S. Borrower LLC FRS BTL-B 5.69% (1 ML+3.25%) due 08/21/2025	441,679	440,023

Research & Development - 0.0%

PAREXEL International Corp. FRS BTL 5.19% (1 ML+2.75%) due 09/27/2024	437,385	416,062

Resort/Theme Parks - 0.1%

SW Acquisitions Co., Inc. FRS BTL-B5 5.44% (1 ML+3.00%) due 03/31/2024	429,391	428,138

Retail-Hypermarkets - 0.1%

Smart & Final Stores LLC FRS 1st Lien 6.02% (3 ML+3.50%) due 11/15/2022	460,000	459,138

Retail-Major Department Stores - 0.1%

Hudson’s Bay Co. FRS BTL-B 5.81% (2 ML+3.25%) due 09/30/2022	440,007	431,207

Retail-Petroleum Products - 0.1%

EG America LLC FRS BTL 6.60% (3 ML+4.00%) due 02/07/2025	836,552	821,913

Retail-Restaurants - 0.1%

IRB Holding Corp. FRS BTL-B 5.69% (1 ML+3.25%) due 02/05/2025	443,879	439,773

Retail-Sporting Goods - 0.0%

Bass Pro Group LLC FRS BTL 7.44% (1 ML+5.00%) due 09/25/2024	436,421	424,829

Retail-Vitamins & Nutrition Supplements - 0.1%

JP Intermediate B LLC FRS BTL 8.08% (3 ML+5.50%) due 11/20/2025	1,281,207	1,127,462

Satellite Telecom - 0.1%

Intelsat Jackson Holdings SA FRS BTL-B3 6.18% (1 ML+3.75%) due 11/27/2023	435,000	428,584

Security Services - 0.0%

Prime Security Services Borrower LLC FRS BTL-B1 5.19% (1 ML+2.75%) due 05/02/2022	366,201	362,932

Soap & Cleaning Preparation - 0.0%

Diamond BC BV FRS BTL 5.54% (2 ML+3.00%) due 09/06/2024	1,128	1,004
Diamond BC BV FRS BTL 5.58% (3 ML+3.00%) due 09/06/2024	444,294	395,422

		396,426

Telecom Services - 0.1%

GTT Communications, Inc. FRS BTL-B 5.19% (1 ML+2.75%) due 05/31/2025	461,712	426,160
Level 3 Parent LLC FRS BTL-B 4.69% (1 ML+2.25%) due 02/22/2024	435,000	428,257
West Corp. FRS BTL-B1 5.94% (1 ML+3.50%) due 10/10/2024	996	921
West Corp. FRS BTL-B1 6.02% (3 ML+3.50%) due 10/10/2024	394,600	364,758

		1,220,096

Telecommunication Equipment - 0.0%

CommScope, Inc. FRS BTL-B 5.69% (1 ML+3.25%) due 04/06/2026	221,774	220,850

Telephone-Integrated - 0.1%

CenturyLink, Inc. FRS BTL-B 5.19% (1 ML+2.75%) due 01/31/2025		440,435	428,048

Theaters - 0.2%

AMC Entertainment Holdings, Inc. FRS BTL-B 5.44% (1 ML+3.00%) due 04/22/2026		440,416	438,434
Cineworld, Ltd. FRS BTL 4.69% (1 ML+2.25%) due 02/28/2025		387,949	381,783
William Morris Endeavor Entertainment LLC FRS BTL-B1 5.36% (3 ML+2.75%) due 05/18/2025		1,812,795	1,744,816

			2,565,033

Transport-Truck - 0.1%

Pods LLC FRS 1st Lien 5.20% (1 ML+2.75%) due 12/06/2024		834,414	823,289

Travel Services - 0.1%

Travelport Finance Luxembourg SARL FRS BTL coupon TBD due 05/29/2026		478,536	456,254

Total Loans
(cost $51,438,757)			48,688,190

COMMON STOCKS - 0.1%
Building Products-Air & Heating - 0.0%

API Heat Transfer, Inc.†(13)		407,576	108,008

Television - 0.1%

ION Media Networks, Inc.†(5)(13)		316	297,461

Total Common Stocks
(cost $134,503)			405,469

PREFERRED SECURITIES - 0.0%
Building Products-Air & Heating - 0.0%

API Heat Transfer, Inc. Class A 8.63%(13)		86,869	67,758

Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%		7,075	175,389

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 7.88%#		2,642	35,799

Total Preferred Securities
(cost $304,537)			278,946

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.4%
Banks-Commercial - 0.1%

Cooperatieve Rabobank UA 11.00% due 06/30/2019*(14)		$461,000	463,305

Banks-Super Regional - 0.0%

Wells Fargo Capital X 5.95% due 12/15/2086		138,000	159,496

Diversified Banking Institutions - 0.3%

Bank of Nova Scotia 4.65% due 10/12/2022(14)		440,000	409,200
HSBC Holdings PLC 6.00% due 05/22/2027(14)		349,000	343,852
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(14)		502,000	529,484
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025#(14)		245,000	256,638
Societe Generale SA 7.88% due 12/18/2023*(14)		551,000	570,285

			2,109,459

Diversified Minerals - 0.1%

BHP Billiton Finance, Ltd. 6.50% due 10/22/2077	GBP	400,000	562,844

Electric-Generation - 0.1%

Electricite de France SA 4.25% due 01/29/2020(14)	EUR	700,000	801,016

Electric-Integrated - 0.1%

Dominion Resources, Inc. 5.75% due 10/01/2054		139,000	141,780
Gas Natural Fenosa Finance BV 3.38% due 04/24/2024(14)	EUR	400,000	450,066

			591,846

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(5)		101,000	10

Finance-Other Services - 0.0%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		341,000	332,475

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,115,000	1,181,900

Insurance-Life/Health - 0.1%

Aviva PLC 6.13% due 07/05/2043	EUR	400,000	513,978
Prudential Financial, Inc. 5.63% due 06/15/2043#		357,000	369,495
Prudential Financial, Inc. 5.70% due 09/15/2048		149,000	153,704

			1,037,177

Metal-Diversified - 0.2%

China Minmetals Corp. 3.75% due 11/13/2022(14)		1,950,000	1,907,644

Oil Compani es-Integrated - 0.1%

TOTAL SA 2.71% due 05/05/2023(14)	EUR	1,025,000	1,197,976

Pipelines - 0.1%

EnLink Midstream Partners LP 6.00% due 12/15/2022(14)		149,000	122,180
Enterprise Products Operating LLC 5.25% due 08/16/2077		110,000	100,650
TransCanada Trust 5.30% due 03/15/2077		198,000	184,698
TransCanada Trust 5.63% due 05/20/2075		139,000	136,220

			543,748

Water - 0.1%

Suez 3.00% due 06/23/2020(14)	EUR	900,000	1,031,047

Total Preferred Securities/Capital Securities
(cost $11,992,415)			11,919,943

Total Long-Term Investment Securities
(cost $830,757,983)			829,162,775

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Registered Investment Companies - 4.8%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(16)		27,168,592	27,168,592
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(15)(16)		13,261,113	13,261,113

			40,429,705

U.S. Government Treasuries - 0.1%

United States Treasury Notes 1.63% due 08/31/2019		$1,000,000	997,891

Total Short-Term Investment Securities
(cost $41,427,750)			41,427,596

TOTAL INVESTMENTS
(cost $872,185,733)		102.0%	870,590,371
Liabilities in excess of other assets		(2.0)	(16,830,351)

NET ASSETS		100.0%	$853,760,020

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $194,374,754 representing 22.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only
(5)	Securities classified as Level 3 (see Note 1).
(6)	Company has filed for bankruptcy protection.
(7)	Security in default of interest and principal at maturity.
(8)	All or a portion of this holding is subject to unfunded loan commitments (See Note 4)
(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2019.
(10)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2019, the Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stocks
API Heat Transfer, Inc.	12/31/2018	407,576	$134,500	$108,008	$0.27	0.02%
ION Media Networks, Inc.	3/5/2014	316	3	297,461	941.33	0.03%
Preferred Securities
API Heat Transfer, Inc., Class A	12/31/2018	86,869	86,869	67,758	0.78	0.01%

				$473,227		0.05%

(14)	Perpetual maturity - maturity date reflects the next call date.

(15)

At May 31, 2019, the Fund had loaned securities with a total value of $26,148,835. This was secured by collateral of $13,261,113, which was received in cash and subsequently invested in short-term investments currently valued at $13,261,113 as reported in the Portfolio of Investments. Additional collateral of $13,603,406 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	08/08/2019 to 11/14/2019	$222,691
United States Treasury Notes/Bonds	0.13% to 8.75%	08/15/2019 to 11/15/2048	13,380,715

(16)	The rate shown is the 7-day yield as of May 31, 2019.
(17)	Denominated in United States Dollars unless otherwise indicated.

BTL - Bank Term Loan

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2019 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

EUR - Euro Currency

GBP - British Pound

Index Legend

1 ML - 1 Month USD LIBOR

2 ML - 2 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

USFRBPLR - US Federal Reserve Bank Prime Loan Rate Bank Term Loan

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	35,960,550	USD	40,896,371	06/06/2019	$716,472	$—
	EUR	8,300,000	USD	9,348,852	07/11/2019	47,454	—
	GBP	9,866,000	USD	12,984,863	06/06/2019	510,535	—
	USD	5,502,681	EUR	4,871,000	06/06/2019	—	(60,153)
	USD	3,379,046	EUR	3,000,000	07/11/2019	—	(17,095)

Net Unrealized Appreciation/(Depreciation)						$1,274,461	$(77,248)

EUR - Euro Currency

GBP - British Pound

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$25,756,945	$—	$25,756,945
U.S. Corporate Bonds & Notes:
Airlines	—	823,346	42,439	865,785
Finance-Investment Banker/Broker	—	1,498,430	25	1,498,455
Gambling (Non-Hotel)	—	2,076,635	15,064	2,091,699
Rubber/Plastic Products	—	—	0	0
Other Industries	—	286,906,507	—	286,906,507
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	119,060,520	—	119,060,520
Foreign Government Obligations	—	90,303,731	—	90,303,731
U.S. Government Agencies	—	210,836,202	—	210,836,202
U.S. Government Treasuries	—	30,550,383	—	30,550,383
Loans:
Oil Companies-Exploration & Production	—	—	875,047	875,047
Other Industries	—	47,813,143	—	47,813,143
Common Stocks:
Building Products-Air & Heating	—	108,008	—	108,008
Other Industries	—	—	297,461	297,461
Preferred Securities:
Building Products-Air & Heating	—	67,758	—	67,758
Other Industries	211,188	—	—	211,188
Preferred Securities/Capital Securities:
Finance Investment Banker/Broker	—	—	10	10
Other Industries	—	11,919,933	—	11,919,933
Short-Term Investment Securities:
U.S. Government Treasury	—	997,891	—	997,891
Registered Investment Companies	40,429,705	—		40,429,705

Total Investments at Value	$40,640,893	$828,719,432	$1,230,046	$870,590,371

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,274,461	$—	$1,274,461

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$77,248	$—	$77,248

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II U.S. Socially Responsible Fund@

PORTFOLIO OF INVESTMENTS - May 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.4%
Advertising Agencies - 0.1%

Omnicom Group, Inc.	9,177	$709,933

Aerospace/Defense - 0.6%

TransDigm Group, Inc.†	9,471	4,176,237

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	2,726	109,694
Mosaic Co.	19,096	409,991

		519,685

Airlines - 0.6%

American Airlines Group, Inc.	7,532	205,096
Delta Air Lines, Inc.	37,348	1,923,422
Southwest Airlines Co.	23,848	1,135,165
United Continental Holdings, Inc.†	11,783	914,950

		4,178,633

Apparel Manufacturers - 0.3%

Capri Holdings, Ltd.†	5,742	186,500
Hanesbrands, Inc.	11,970	177,754
PVH Corp.	6,293	536,101
Ralph Lauren Corp.	3,701	389,086
Tapestry, Inc.	14,993	428,200
Under Armour, Inc., Class C†	13,824	279,660

		1,997,301

Applications Software - 5.7%

Intuit, Inc.	11,025	2,699,471
Microsoft Corp.	252,832	31,270,262
salesforce.com, Inc.†	32,472	4,916,586

		38,886,319

Auto-Cars/Light Trucks - 0.2%

Ford Motor Co.	169,907	1,617,515

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	23,182	1,525,839

Banks-Commercial - 1.4%

BB&T Corp.	75,031	3,507,699
Citizens Financial Group, Inc.	57,379	1,869,408
First Republic Bank	5,200	504,504
M&T Bank Corp.	11,350	1,811,460
Regions Financial Corp.	105,393	1,457,585
Zions Bancorp NA	3,779	162,762

		9,313,418

Banks-Fiduciary - 0.9%

Bank of New York Mellon Corp.	78,546	3,353,129
Northern Trust Corp.	15,678	1,340,783
State Street Corp.	31,582	1,744,905

		6,438,817

Banks-Super Regional - 2.8%

Comerica, Inc.	5,656	389,246
Fifth Third Bancorp	73,408	1,945,312
Huntington Bancshares, Inc.	76,405	966,523
KeyCorp	75,485	1,205,496
PNC Financial Services Group, Inc.	45,872	5,837,671
SunTrust Banks, Inc.	34,441	2,066,804
US Bancorp	138,276	6,941,455

		19,352,507

Beverages-Non-alcoholic - 1.7%

Monster Beverage Corp.†	18,884	1,168,164
PepsiCo, Inc.	80,439	10,296,192

		11,464,356

Broadcast Services/Program - 0.1%

Discovery, Inc., Class A†	18,616	507,472

Building Products-Air & Heating - 0.3%

Johnson Controls International PLC	45,988	1,771,458

Building Products-Cement - 0.3%

Martin Marietta Materials, Inc.	3,842	808,741
Vulcan Materials Co.	7,568	945,319

		1,754,060

Cable/Satellite TV - 1.2%

Comcast Corp., Class A	198,646	8,144,486
DISH Network Corp., Class A†	9,071	327,554

		8,472,040

Chemicals-Diversified - 0.4%

Eastman Chemical Co.	6,646	431,458
LyondellBasell Industries NV, Class A	19,503	1,448,098
PPG Industries, Inc.	11,277	1,180,138

		3,059,694

Chemicals-Specialty - 0.1%

International Flavors & Fragrances, Inc.#	3,427	464,084

Commercial Services - 0.5%

Cintas Corp.	1,335	296,143
Ecolab, Inc.	16,521	3,041,351
Nielsen Holdings PLC	7,541	171,407

		3,508,901

Commercial Services-Finance - 2.7%

Automatic Data Processing, Inc.	26,191	4,193,703
FleetCor Technologies, Inc.†	3,186	822,657
H&R Block, Inc.	13,643	358,129
IHS Markit, Ltd.†	21,641	1,241,977
Moody’s Corp.	12,713	2,324,953
PayPal Holdings, Inc.†	45,357	4,977,931
S&P Global, Inc.	19,453	4,160,608
Total System Services, Inc.	6,195	765,268

		18,845,226

Computer Aided Design - 0.2%

Autodesk, Inc.†	8,651	1,392,032
Synopsys, Inc.†	2,329	271,189

		1,663,221

Computer Services - 0.1%

DXC Technology Co.	13,055	620,635

Computer Software - 0.3%

Akamai Technologies, Inc.†	2,705	203,849
Citrix Systems, Inc.	2,776	261,277
Red Hat, Inc.†	7,226	1,331,752

		1,796,878

Computers - 4.0%

Apple, Inc.	141,522	24,776,257
Hewlett Packard Enterprise Co.	93,259	1,279,513
HP, Inc.	65,285	1,219,524

		27,275,294

Computers-Memory Devices - 0.1%

NetApp, Inc.	5,154	305,117
Seagate Technology PLC	6,229	260,684
Western Digital Corp.	10,547	392,559

		958,360

Consulting Services - 0.1%

Verisk Analytics, Inc.	7,041	985,740

Consumer Products-Misc. - 0.4%

Clorox Co.	3,229	480,508
Kimberly-Clark Corp.	15,588	1,993,549

		2,474,057

Containers-Metal/Glass - 0.2%

Ball Corp.	17,251	1,059,039

Containers-Paper/Plastic - 0.2%

Packaging Corp. of America	4,437	395,248
WestRock Co.	27,050	881,830

		1,277,078

Cosmetics & Toiletries - 2.7%

Colgate-Palmolive Co.	51,982	3,618,987
Coty, Inc., Class A	19,988	246,652
Estee Lauder Cos., Inc., Class A	12,927	2,081,635
Procter & Gamble Co.	120,084	12,357,844

		18,305,118

Data Processing/Management - 0.8%

Fidelity National Information Services, Inc.	21,934	2,638,660
Fiserv, Inc.†#	18,776	1,612,107
Paychex, Inc.	17,745	1,522,344

		5,773,111

Decision Support Software - 0.1%

MSCI, Inc.	4,279	941,423

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	2,114	601,116
DENTSPLY SIRONA, Inc.	7,006	377,413

		978,529

Diagnostic Equipment - 1.6%

Danaher Corp.	34,694	4,579,955
Thermo Fisher Scientific, Inc.	23,618	6,305,534

		10,885,489

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	2,935	733,075

Disposable Medical Products - 0.0%

Teleflex, Inc.	978	281,957

Distribution/Wholesale - 0.2%

Fastenal Co.	21,358	653,341
LKQ Corp.†	19,468	499,354
WW Grainger, Inc.	1,749	457,696

		1,610,391

Diversified Manufacturing Operations - 1.3%

Eaton Corp. PLC	40,239	2,997,403
Illinois Tool Works, Inc.	22,564	3,150,837
Ingersoll-Rand PLC	11,309	1,338,307
Parker-Hannifin Corp.	8,013	1,220,540

		8,707,087

E-Commerce/Products - 0.5%

eBay, Inc.	92,972	3,340,484

E-Commerce/Services - 1.3%

Booking Holdings, Inc.†	3,110	5,150,844
Expedia Group, Inc.	24,442	2,810,830
TripAdvisor, Inc.†	19,292	815,473

		8,777,147

Electric Products-Misc. - 0.6%

AMETEK, Inc.	13,887	1,137,206
Emerson Electric Co.	51,448	3,099,228

		4,236,434

Electric-Distribution - 0.1%

CenterPoint Energy, Inc.	33,728	959,224

Electric-Integrated - 2.6%

AES Corp.	79,632	1,258,185
CMS Energy Corp.	30,437	1,707,820
Consolidated Edison, Inc.	67,546	5,829,220
Eversource Energy	43,425	3,206,502
PPL Corp.	51,826	1,542,342
WEC Energy Group, Inc.	57,656	4,644,191

		18,188,260

Electronic Components-Semiconductors - 2.0%

Advanced Micro Devices, Inc.†	22,897	627,607
Broadcom, Inc.	13,309	3,349,077
Microchip Technology, Inc.	5,842	467,535
Micron Technology, Inc.†	46,050	1,501,690
NVIDIA Corp.	19,578	2,652,036
Texas Instruments, Inc.	45,718	4,768,845
Xilinx, Inc.	5,584	571,299

		13,938,089

Electronic Connectors - 0.1%

TE Connectivity, Ltd.	6,980	587,925

Electronic Forms - 0.8%

Adobe, Inc.†	21,351	5,783,986

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	20,294	1,360,713
Fortive Corp.	17,623	1,341,991

		2,702,704

Engines-Internal Combustion - 0.2%

Cummins, Inc.	10,280	1,549,813

Entertainment Software - 0.3%

Activision Blizzard, Inc.	25,373	1,100,427
Electronic Arts, Inc.†	9,558	889,659

		1,990,086

Finance-Consumer Loans - 0.2%

Synchrony Financial	30,072	1,011,321

Finance-Credit Card - 4.5%

American Express Co.	47,208	5,415,230
Discover Financial Services	15,933	1,187,805
Mastercard, Inc., Class A	41,397	10,410,932
Visa, Inc., Class A#	87,746	14,156,062

		31,170,029

Finance-Investment Banker/Broker - 0.8%

Charles Schwab Corp.	75,974	3,161,278
E*TRADE Financial Corp.	12,545	562,016
Jefferies Financial Group, Inc.	96,190	1,699,677

		5,422,971

Finance-Other Services - 1.2%

Cboe Global Markets, Inc.	3,314	359,702
CME Group, Inc.	18,529	3,559,791
Intercontinental Exchange, Inc.	42,606	3,502,639
Nasdaq, Inc.	8,369	758,566

		8,180,698

Food-Confectionery - 0.1%

J.M. Smucker Co.	6,558	797,190

Food-Meat Products - 0.2%

Hormel Foods Corp.#	26,725	1,055,370

Food-Misc./Diversified - 1.1%

Campbell Soup Co.#	9,621	349,338
General Mills, Inc.	38,065	1,881,934
Kellogg Co.	21,216	1,115,113
Kraft Heinz Co.	110,796	3,063,509
Lamb Weston Holdings, Inc.	4,731	280,312
McCormick & Co., Inc.	6,723	1,049,057

		7,739,263

Food-Retail - 0.2%

Kroger Co.	57,715	1,316,479

Gas-Distribution - 0.1%

NiSource, Inc.	11,502	320,331

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	5,355	797,092

Industrial Gases - 1.0%

Air Products & Chemicals, Inc.	12,730	2,591,701
Linde PLC	22,258	4,018,682

		6,610,383

Instruments-Controls - 0.1%

Mettler-Toledo International, Inc.†	860	621,857

Instruments-Scientific - 0.1%

Waters Corp.†	2,314	464,443

Insurance Brokers - 0.7%

Aon PLC	9,773	1,759,824
Marsh & McLennan Cos., Inc.	24,830	2,373,748
Willis Towers Watson PLC	4,071	714,461

		4,848,033

Insurance-Life/Health - 1.3%

Aflac, Inc.	73,809	3,786,402
Lincoln National Corp.	14,184	843,239
Principal Financial Group, Inc.	7,911	407,970
Prudential Financial, Inc.	42,975	3,970,030

		9,007,641

Insurance-Multi-line - 1.4%

Allstate Corp.	26,877	2,567,022
Chubb, Ltd.	34,738	5,074,180
Loews Corp.	37,143	1,907,664

		9,548,866

Insurance-Property/Casualty - 0.7%

Progressive Corp.	21,133	1,675,424
Travelers Cos., Inc.	21,868	3,183,325

		4,858,749

Internet Content-Entertainment - 1.1%

Netflix, Inc.†	18,045	6,194,488
Twitter, Inc.†	30,534	1,112,659

		7,307,147

Investment Management/Advisor Services - 1.3%

Ameriprise Financial, Inc.	7,397	1,022,487
BlackRock, Inc.	11,151	4,633,910
Franklin Resources, Inc.	23,895	760,339
Invesco, Ltd.	34,146	667,213
T. Rowe Price Group, Inc.	14,879	1,504,862

		8,588,811

Machinery-Construction & Mining - 0.5%

Caterpillar, Inc.	29,098	3,486,231

Machinery-Farming - 0.3%

Deere & Co.	15,738	2,205,995

Machinery-General Industrial - 0.6%

Roper Technologies, Inc.	10,855	3,733,252
Wabtec Corp.	6,717	419,006

		4,152,258

Medical Information Systems - 0.1%

Cerner Corp.	14,269	998,402

Medical Instruments - 0.2%

Edwards Lifesciences Corp.†	7,432	1,268,642

Medical Labs & Testing Services - 0.9%

IQVIA Holdings, Inc.†	10,304	1,399,798
Laboratory Corp. of America Holdings†	15,339	2,494,275
Quest Diagnostics, Inc.	25,527	2,448,295

		6,342,368

Medical Products - 2.1%

Abbott Laboratories	89,323	6,800,160
ABIOMED, Inc.†	866	226,823
Baxter International, Inc.	31,832	2,337,742
Cooper Cos., Inc.	1,049	312,382
Henry Schein, Inc.†	24,376	1,571,277
Hologic, Inc.†	3,385	148,974
Stryker Corp.	17,248	3,160,523

		14,557,881

Medical-Biomedical/Gene - 3.1%

Alexion Pharmaceuticals, Inc.†	11,556	1,313,686
Amgen, Inc.	33,601	5,601,287
Biogen, Inc.†	9,355	2,051,458
Celgene Corp.†	29,832	2,797,943
Gilead Sciences, Inc.	64,917	4,041,083
Illumina, Inc.†	5,811	1,783,454
Incyte Corp.†	6,245	491,044
Regeneron Pharmaceuticals, Inc.†	4,038	1,218,346
Vertex Pharmaceuticals, Inc.†	11,817	1,963,749

		21,262,050

Medical-Drugs - 1.7%

AbbVie, Inc.	56,346	4,322,302
Nektar Therapeutics†	15,073	472,086
Zoetis, Inc.	69,804	7,053,694

		11,848,082

Medical-Generic Drugs - 0.2%

Perrigo Co. PLC	27,196	1,142,776

Medical-HMO - 1.1%

Centene Corp.†	42,086	2,430,467
Humana, Inc.	14,797	3,623,193
WellCare Health Plans, Inc.†	5,154	1,423,483

		7,477,143

Medical-Hospitals - 0.5%

HCA Healthcare, Inc.	28,338	3,427,765

Multimedia - 1.5%

Viacom, Inc., Class B	17,691	513,570
Walt Disney Co.	74,174	9,793,935

		10,307,505

Networking Products - 1.4%

Cisco Systems, Inc.	181,070	9,421,072

Non-Hazardous Waste Disposal - 0.6%

Republic Services, Inc.	13,841	1,170,810
Waste Management, Inc.	25,979	2,840,804

		4,011,614

Office Automation & Equipment - 0.0%

Xerox Corp.	1,856	56,812

Oil Companies-Exploration & Production - 2.4%

Anadarko Petroleum Corp.	21,839	1,536,810
Apache Corp.	32,866	856,817
Cabot Oil & Gas Corp.	23,072	577,261
Concho Resources, Inc.	11,438	1,121,038
Devon Energy Corp.	37,818	951,501
Diamondback Energy, Inc.	11,259	1,104,058
EOG Resources, Inc.	37,827	3,097,275
Hess Corp.	22,443	1,253,666
Marathon Oil Corp.	87,271	1,147,614
Noble Energy, Inc.	40,121	858,589
Occidental Petroleum Corp.	48,623	2,419,967
Pioneer Natural Resources Co.	11,137	1,581,008

		16,505,604

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.	23,125	482,156

Oil Refining & Marketing - 0.3%

HollyFrontier Corp.	15,614	593,020
Valero Energy Corp.	25,324	1,782,809

		2,375,829

Oil-Field Services - 0.5%

Baker Hughes a GE Co., LLC	23,595	505,169
Schlumberger, Ltd.	84,189	2,920,517
TechnipFMC PLC	13,548	281,798

		3,707,484

Paper & Related Products - 0.2%

International Paper Co.	30,908	1,281,755

Pipelines - 1.0%

Kinder Morgan, Inc.	199,493	3,979,885
ONEOK, Inc.	41,170	2,619,236

		6,599,121

Real Estate Investment Trusts - 3.5%

American Tower Corp.	22,813	4,762,670
AvalonBay Communities, Inc.	8,202	1,665,088
Crown Castle International Corp.	21,917	2,849,429
Digital Realty Trust, Inc.	6,018	708,439
Equinix, Inc.	2,750	1,335,923
Equity Residential	22,094	1,691,738
Host Hotels & Resorts, Inc.	10,957	198,431
Prologis, Inc.	38,909	2,866,426
Public Storage	5,782	1,375,422
Realty Income Corp.	3,948	276,676
SBA Communications Corp.†	1,762	381,314
Simon Property Group, Inc.	18,038	2,923,779
Ventas, Inc.	10,965	705,050
Welltower, Inc.	19,038	1,546,266
Weyerhaeuser Co.	20,645	470,706

		23,757,357

Rental Auto/Equipment - 0.1%

United Rentals, Inc.†	3,004	330,740

Respiratory Products - 0.1%

ResMed, Inc.	3,508	400,333

Retail-Apparel/Shoe - 0.2%

Ross Stores, Inc.	13,305	1,237,232

Retail-Auto Parts - 0.3%

Genuine Parts Co.	9,801	969,319
O’Reilly Automotive, Inc.†	3,012	1,118,566

		2,087,885

Retail-Automobile - 0.0%

CarMax, Inc.†	3,763	294,568

Retail-Building Products - 1.8%

Home Depot, Inc.	49,298	9,359,226
Lowe’s Cos., Inc.	32,658	3,046,338

		12,405,564

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	5,858	367,121

Retail-Discount - 0.2%

Dollar Tree, Inc.†	15,271	1,551,381

Retail-Drug Store - 0.4%

Walgreens Boots Alliance, Inc.	61,264	3,022,766

Retail-Jewelry - 0.0%

Tiffany & Co.#	1,583	141,061

Retail-Major Department Stores - 0.5%

Nordstrom, Inc.#	10,376	324,769
TJX Cos., Inc.	64,835	3,260,552

		3,585,321

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	1,019	339,714

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.#	13,337	657,781
Macy’s, Inc.	35,257	725,236

		1,383,017

Retail-Restaurants - 1.4%

Chipotle Mexican Grill, Inc.†	969	639,511
Darden Restaurants, Inc.	5,238	609,284
Starbucks Corp.	65,140	4,954,548
Yum! Brands, Inc.	30,242	3,095,269

		9,298,612

Semiconductor Components-Integrated Circuits - 0.6%

Analog Devices, Inc.	16,100	1,555,582
QUALCOMM, Inc.	38,023	2,540,697

		4,096,279

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	33,167	1,283,231
KLA-Tencor Corp.	2,402	247,574
Lam Research Corp.	4,599	803,032

		2,333,837

Steel-Producers - 0.3%

Nucor Corp.	42,868	2,057,664

Telecom Equipment-Fiber Optics - 0.0%

Corning, Inc.	10,702	308,646

Telephone-Integrated - 1.6%

CenturyLink, Inc.	79,220	827,849
Verizon Communications, Inc.	189,333	10,290,249

		11,118,098

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	6,411	815,607

Transport-Rail - 0.7%

CSX Corp.	37,275	2,775,869
Norfolk Southern Corp.	12,079	2,357,096

		5,132,965

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	37,252	3,461,456

Water - 0.5%

American Water Works Co., Inc.	32,084	3,626,134

Web Hosting/Design - 0.1%

VeriSign, Inc.†	4,340	846,213

Web Portals/ISP - 3.6%

Alphabet, Inc., Class A†	22,364	24,745,766

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	3,492	523,625

Total Long-Term Investment Securities (cost $508,184,952)		648,798,310

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(1)(2)	145,636	145,636

U.S. Government Treasuries - 0.4%

United States Treasury Bills 2.40% due 06/20/2019(3)	$2,400,000	2,397,442

Total Short-Term Investment Securities (cost $2,542,621)		2,543,078

REPURCHASE AGREEMENTS - 4.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $32,680,362 collateralized by $100,000 of United States Treasury Notes, bearing interest at 2.00% due 10/31/2022 and $33,430,000 of United States Treasury Notes bearing interest at 1.75% due 09/30/2022 and having an approximate aggregate value of $33,335,822 (cost $32,679,000)	32,679,000	32,679,000

TOTAL INVESTMENTS (cost $543,406,573)	99.5%	684,020,388
Other assets less liabilities	0.5	3,571,739

NET ASSETS	100.0%	$687,592,127

†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	Subsequent to May 31, 2019, the Socially Responsible Portfolio changed its name to U.S. Socially Responsible Portfolio effective June 4, 2019.
(1)	The rate shown is the 7-day yield as of May 31, 2019.
(2)

At May 31, 2019, the Fund had loaned securities with a total value of $17,250,370. This was secured by collateral of $145,636, which was received in cash and subsequently invested in short-term investments currently valued at $145,636 as reported in the Portfolio of Investments. Additional collateral of $17,635,681 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/13/2019 to 10/03/2019	$902,367
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	16,733,314

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis #	Notional Value#	Unrealized (Depreciation)
273	Long	S&P 500 E-Mini Index	June 2019	$38,334,468	$37,572,990	$(761,478)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$648,798,310	$—	$—	$648,798,310
Short Term Investment Securities:
Registered Investment Companies	145,636	—	—	145,636
U.S. Government Treasuries	—	2,397,442	—	2,397,442
Repurchase Agreements	—	32,679,000	—	32,679,000

Total Investments at Value	$648,943,946	$35,076,442	$—	$684,020,388

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$761,478	$—	$—	$761,478

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2019 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of May 31, 2019, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of The Variable Annuity Life Insurance Company, the investment adviser to the Funds, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the VALIC Company II’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: During the period, the Small Cap Value Fund and U.S. Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of May 31, 2019, by their primary underlying risk. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of May 31, 2019, please refer to the schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives		Liability Derivatives
	Futures Contracts (3)	Foreign Forward Exchange Contracts (1)	Futures Contracts (3)	Foreign Forward Exchange Contracts (2)
Fund	Equity Contracts		Equity Contracts
Small Cap Value	$—	$—	$144,275	$—
U.S. Socially Responsible	—	—	515,970	—

	Foreign Exchange Contracts		Foreign Exchange Contracts
High Yield Bond	—	30,516	—	—
Strategic Bond	—	1,274,461	—	77,248

(1)	Unrealized appreciation on forward foreign currency contracts
(2)	Unrealized depreciation on forward foreign currency contracts
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
Small Cap Value	$(585,324)
U.S. Socially Responsible	(761,478)

Note 3. Transactions with Affiliates

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2019
VALIC Co. I Blue Chip Growth Fund	$—	$245,820	$11,369,749	$1,495,927	$11,281,998	$1,628,526	$(3,203,958)	$8,246
VALIC Co. I Capital Conservation Fund	215,056	—	10,920,916	1,370,384	3,360,496	(48,059)	399,287	9,282,032
VALIC Co. I Dividend Value Fund	613,485	3,447,361	30,651,225	6,425,401	—	—	(5,896,986)	31,179,640
VALIC Co. I Emerging Economies Fund	501,455	—	16,083,395	30,177,872	3,632,121	(1,081,669)	(794,175)	40,753,302
VALIC Co. I Foreign Value Fund	846,673	—	29,258,337	8,639,110	5,457,470	(833,979)	(3,774,383)	27,831,615
VALIC Co. I Global Real Estate Fund	1,030,629	—	42,476,598	1,030,629	23,796,139	(228,916)	516,456	19,998,628
VALIC Co. I Government Securities Fund	115,891	—	—	5,737,770	808,037	22,510	218,673	5,170,916
VALIC Co. I Inflation Protected Fund	392,029	22,415	27,168,351	1,592,125	7,605,923	(59,595)	342,608	21,437,566
VALIC Co. I International Equities Index Fund	482,582	—	29,235,953	6,925,019	21,260,770	(2,916,651)	444,477	12,428,028
VALIC Co. I International Government Bond Fund	236,022	17,946	14,790,122	2,019,781	1,616,075	(34,710)	547,156	15,706,274
VALIC Co. I International Growth Fund	55,634	1,990,397	12,180,810	2,253,232	3,553,372	404,210	(2,548,991)	8,735,889
VALIC Co. I Large Cap Core Fund	81,946	686,874	6,400,013	3,534,019	—	—	(1,125,367)	8,808,665
VALIC Co. I Large Capital Growth Fund	24,566	271,433	3,070,439	9,582,428	5,625,657	(625,571)	28,519	6,430,158
VALIC Co. I Mid Cap Index Fund	333,777	2,323,813	23,358,328	11,626,198	7,528,841	205,652	(5,080,649)	22,580,688
VALIC Co. I Mid Cap Strategic Growth Fund	1,366	877,410	10,038,114	878,776	—	—	(883,779)	10,033,111
VALIC Co. I Nasdaq-100® Index Fund	75,143	263,901	15,941,576	3,257,543	1,596,010	682,403	(1,902,418)	16,383,094
VALIC Co. I Science & Technology Fund	—	5,017,946	22,147,228	9,946,080	1,596,010	84,084	(5,447,263)	25,134,119
VALIC Co. I Small Cap Index Fund	88,949	661,968	7,771,408	15,781,473	8,091,196	493,235	(2,174,720)	13,780,200
VALIC Co. I Small Cap Special Values Fund	131,130	1,236,441	20,114,463	1,367,571	10,930,090	(16,928)	(3,627,899)	6,907,117
VALIC Co. I Stock Index Fund	856,532	1,232,928	51,100,555	19,804,016	8,448,967	80,083	(4,053,993)	58,481,694
VALIC Co. I Value Fund	185,020	—	12,120,568	2,919,607	925,360	383,261	(1,151,315)	13,346,761
VALIC Co. II Capital Appreciation Fund	—	—	22,388,386	—	317,458	217,444	(1,733,470)	20,554,902
VALIC Co. II Core Bond Fund	—	—	10,606,501	18,195,914	22,482,308	287,146	529,561	7,136,814
VALIC Co. II High Yield Bond Fund	—	—	16,835,780	11,124,702	5,034,951	144,148	776,210	23,845,889
VALIC Co. II International Opportunities Fund	—	—	20,935,917	4,788,341	2,145,242	321,620	(2,559,487)	21,341,149
VALIC Co. II Large Cap Value Fund	—	—	30,522,454	6,440,289	—	—	(2,375,441)	34,587,302
VALIC Co. II Mid Cap Growth Fund	—	—	10,058,488	—	—	—	(460,192)	9,598,296
VALIC Co. II Mid Cap Value Fund	—	—	24,113,525	3,486,117	4,287,303	(27,898)	(2,003,230)	21,281,211
VALIC Co. II Small Cap Growth Fund	—	—	12,585,346	98,740	2,860,308	788,554	(1,900,181)	8,712,151
VALIC Co. II Small Cap Value Fund	—	—	34,936,655	—	18,631,518	(842,916)	(4,043,920)	11,418,301
VALIC Co. II Strategic Bond Fund	—	—	29,613,913	1,708,683	3,544,452	(171,494)	1,395,593	29,002,243

	$6,267,885	$18,296,653	$608,795,113	$192,207,747	$186,418,072	$(1,145,510)	$(51,543,277)	$561,896,001

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2019
VALIC Co. I Blue Chip Growth Fund	$—	$—	$355,523	$1,343,674	$1,479,692	$(198,846)	$(20,659)	$—
VALIC Co. I Capital Conservation Fund	397,749	—	14,999,827	1,630,084	—	—	537,320	17,167,231
VALIC Co. I Dividend Value Fund	252,055	1,416,375	12,063,106	3,189,228	—	—	(2,441,936)	12,810,398
VALIC Co. I Emerging Economies Fund	147,139	—	3,858,220	9,724,164	1,978,275	(587,694)	196,001	11,212,416
VALIC Co. I Foreign Value Fund	280,132	—	12,351,492	4,434,030	5,897,570	(682,781)	(996,731)	9,208,440
VALIC Co. I Global Real Estate Fund	324,333	—	6,846,871	2,725,923	1,603,661	(105,017)	414,092	8,278,208
VALIC Co. I Government Securities Fund	192,299	—	—	8,217,339	—	—	362,847	8,580,186
VALIC Co. I Inflation Protected Fund	219,501	12,550	15,263,733	6,019,648	1,710,325	(9,528)	354,590	19,918,118
VALIC Co. I International Equities Index Fund	64,073	—	13,236,917	7,324,977	18,056,835	(1,972,656)	966,667	1,499,070
VALIC Co. I International Government Bond Fund	232,287	17,662	15,035,233	2,080,822	2,164,552	(36,840)	543,076	15,457,739
VALIC Co. I International Growth Fund	8,868	317,251	3,425,602	369,167	1,979,904	(43,884)	(378,558)	1,392,423
VALIC Co. I Large Cap Core Fund	22,162	185,761	2,912,942	207,923	420,058	43,856	(362,414)	2,382,249
VALIC Co. I Large Capital Growth Fund	62	689	862,699	1,003,802	1,672,902	(166,498)	(16,250)	10,851
VALIC Co. I Mid Cap Index Fund	83,988	584,737	7,392,919	8,231,272	8,815,229	(25,166)	(1,081,938)	5,701,858
VALIC Co. I Mid Cap Strategic Growth Fund	244	156,450	893,003	958,838	—	—	(62,845)	1,788,996
VALIC Co. I Nasdaq-100® Index Fund	22,713	79,768	6,176,313	901,102	1,564,576	(45,950)	(514,759)	4,952,130
VALIC Co. I Science & Technology Fund	—	1,461,655	7,061,333	3,355,683	1,577,829	(191,286)	(1,343,908)	7,303,993
VALIC Co. I Small Cap Index Fund	13,623	101,386	1,935,641	4,384,161	2,046,861	(30,540)	(480,035)	3,762,366
VALIC Co. I Small Cap Special Values Fund	60,205	567,681	9,715,985	627,885	5,701,517	(322,946)	(1,415,709)	2,903,698
VALIC Co. I Stock Index Fund	239,285	344,436	15,695,830	4,363,778	2,592,318	16,922	(1,209,750)	16,274,462
VALIC Co. I Value Fund	43,643	—	3,405,935	43,643	84,853	35,144	(251,618)	3,148,251
VALIC Co. II Capital Appreciation Fund	—	—	5,505,327	—	96,945	69,845	(442,701)	5,035,526
VALIC Co. II Core Bond Fund	—	—	23,123,524	31,830,508	4,795,972	54,918	2,505,630	52,718,608
VALIC Co. II High Yield Bond Fund	—	—	44,929,098	7,553,433	26,331,347	(225,782)	1,225,295	27,150,697
VALIC Co. II International Opportunities Fund	—	—	6,722,148	3,528,855	1,687,961	245,588	(1,014,675)	7,793,955
VALIC Co. II Large Cap Value Fund	—	—	8,575,886	1,675,861	—	—	(721,919)	9,529,828
VALIC Co. II Mid Cap Growth Fund	—	—	880,603	831,295	—	—	29,352	1,741,250
VALIC Co. II Mid Cap Value Fund	—	—	7,089,162	3,443,515	2,990,440	16,605	(560,142)	6,998,700
VALIC Co. II Small Cap Growth Fund	—	—	3,738,931	—	1,627,132	45,679	(454,704)	1,702,774
VALIC Co. II Small Cap Value Fund	—	—	10,879,821	—	7,607,098	(508,096)	(961,858)	1,802,769
VALIC Co. II Strategic Bond Fund	—	—	73,917,970	9,485,477	36,147,964	(1,226,585)	3,803,414	49,832,312

	$2,604,361	$5,246,401	$338,851,594	$129,486,087	$140,631,816	$(5,851,538)	$(3,794,825)	$318,059,502

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2019
VALIC Co. I Blue Chip Growth Fund	$—	$867,233	$17,529,694	$2,719,387	$17,930,174	$2,340,951	$(4,630,767)	$29,091
VALIC Co. I Capital Conservation Fund	722,428	—	28,866,538	3,068,311	1,744,135	(88,562)	1,078,508	31,180,660
VALIC Co. I Dividend Value Fund	921,788	5,179,812	39,505,611	16,226,511	—	—	(8,883,345)	46,848,777
VALIC Co. I Emerging Economies Fund	508,187	—	12,758,533	32,930,685	4,997,303	(1,545,035)	57,580	39,204,460
VALIC Co. I Foreign Value Fund	733,005	—	37,671,537	11,388,476	14,383,474	(1,921,024)	(3,038,004)	29,717,511
VALIC Co. I Global Real Estate Fund	973,334	—	38,517,791	973,334	18,664,803	(574,776)	917,737	21,169,283
VALIC Co. I Government Securities Fund	294,754	—	—	13,867,074	1,308,101	36,441	556,169	13,151,583
VALIC Co. I Inflation Protected Fund	623,356	35,641	43,099,943	2,548,260	5,541,526	(34,563)	634,958	40,707,072
VALIC Co. I International Equities Index Fund	354,375	—	42,099,317	9,100,011	40,722,688	(4,077,029)	686,030	7,085,641
VALIC Co. I International Government Bond Fund	490,699	37,311	25,791,156	5,858,113	—	—	1,004,757	32,654,026
VALIC Co. I International Growth Fund	40,953	1,465,165	14,466,933	1,810,416	8,795,991	847,052	(2,842,428)	5,485,982
VALIC Co. I Large Cap Core Fund	86,046	721,234	9,048,778	1,393,306	—	—	(1,192,779)	9,249,305
VALIC Co. I Large Capital Growth Fund	40,452	446,961	3,895,884	18,220,207	6,820,230	(717,569)	66,769	14,645,061
VALIC Co. I Mid Cap Index Fund	385,366	2,682,983	35,954,768	15,467,978	19,499,103	81,939	(5,932,656)	26,072,926
VALIC Co. I Mid Cap Strategic Growth Fund	1,496	961,151	10,996,154	962,647	—	—	(968,128)	10,990,673
VALIC Co. I Nasdaq-100® Index Fund	115,094	404,211	20,275,685	8,923,724	4,244,773	1,967,037	(3,376,528)	23,545,145
VALIC Co. I Science & Technology Fund	—	7,597,270	30,167,305	18,174,384	4,244,773	502,354	(8,108,371)	36,490,899
VALIC Co. I Small Cap Index Fund	78,759	586,137	7,400,536	18,146,707	7,685,716	287,725	(2,501,203)	15,648,049
VALIC Co. I Small Cap Special Values Fund	181,090	1,707,523	29,403,393	1,888,613	17,241,997	(620,925)	(4,529,006)	8,900,078
VALIC Co. I Stock Index Fund	1,325,474	1,907,943	61,363,473	45,055,567	6,541,907	82,020	(5,819,169)	94,139,984
VALIC Co. I Value Fund	253,582	—	14,423,156	4,862,786	—	—	(993,325)	18,292,617
VALIC Co. II Capital Appreciation Fund	—	—	26,863,489	—	242,546	168,390	(1,995,640)	24,793,693
VALIC Co. II Core Bond Fund	—	—	56,324,113	52,830,773	15,352,211	(264,579)	5,108,536	98,646,632
VALIC Co. II High Yield Bond Fund	—	—	43,007,529	10,526,101	12,906,666	565,832	957,119	42,149,915
VALIC Co. II International Opportunities Fund	—	—	26,109,153	4,594,356	5,572,733	910,117	(3,802,617)	22,238,276
VALIC Co. II Large Cap Value Fund	—	—	46,001,586	8,469,627	—	—	(3,721,510)	50,749,703
VALIC Co. II Mid Cap Growth Fund	—	—	11,142,378	—	—	—	(509,782)	10,632,596
VALIC Co. II Mid Cap Value Fund	—	—	30,856,167	7,384,833	8,644,479	(8,126)	(2,421,596)	27,166,799
VALIC Co. II Small Cap Growth Fund	—	—	15,825,486	—	6,011,790	1,695,321	(3,330,072)	8,178,945
VALIC Co. II Small Cap Value Fund	—	—	46,506,035	—	29,619,788	(2,396,925)	(3,699,608)	10,789,714
VALIC Co. II Strategic Bond Fund	—	—	138,878,160	10,332,029	64,187,097	(825,874)	5,874,960	90,072,178

	$8,130,238	$24,600,575	$964,750,281	$327,724,216	$322,904,004	$(3,589,808)	$(55,353,411)	$910,627,274

†	Includes reinvestment of distributions paid.

Note 4. Unfunded Loan Commitments

At May 31, 2019, the Strategic Bond Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Mavis Tire Express Corp., Inc.	Delayed Draw	03/20/2025	$49,235	$48,250